		Direxion All Cap Insider Sentiment Shares
		Schedule of Investments (Unaudited)
		January 31, 2020
Shares			Fair Value
COMMON STOCKS - 94.1%
Accommodation - 0.3%
9,907	MGM Resorts International		$307,711
Administrative and Support Services - 0.4%
1,564	Accenture PLC Class A ADR (Ireland)		320,948
Air Transportation - 1.8%
29,514	Delta Air Lines, Inc.		1,645,110
Amusement, Gambling, and Recreation Industries - 2.0%
47,038	Six Flags Entertainment Corp.		1,793,559
Beverage and Tobacco Product Manufacturing - 1.2%
36,699	Keurig Dr Pepper Inc. (a)		1,047,022
Chemical Manufacturing - 2.7%
6,799	Amgen, Inc.		1,468,924
11,302	Elanco Animal Health, Inc. (b)		349,232
8,583	Sealed Air Corp.		304,696
1,454	Vertex Pharmaceuticals, Inc. (b)		330,131
Clothing and Clothing Accessories Stores - 0.8%			2,452,983

18,991	Genesco, Inc. (b)		746,726
Computer and Electronic Product Manufacturing - 3.3%
10,986	Enphase Energy, Inc. (b)		346,279
5,437	Intel Corp.		347,588
7,960	Jabil Circuit, Inc.		309,564
11,754	Plantronics, Inc		337,575
2,919	Qorvo, Inc. (b)		309,005
11,338	Qualcomm, Inc.		967,245
12,254	Teradata Corp. (b)		298,262
Construction of Buildings - 1.3%			2,915,518

17,963	Lennar Corp. Class A		1,192,025
Credit Intermediation and Related Activities - 19.6%
27,912	Bank of New York Mellon Corp.		1,249,899
144,080	Boston Private Financial Holdings, Inc.		1,642,512
102,700	Cadence Bancorporation		1,605,201
103,351	First BanCorp		958,064
9,439	First Financial Bankshares, Inc.		316,395
38,142	First Merchants Corp.		1,516,144
18,694	Fulton Financial Corp.		307,890
27,955	Hancock Holding Co.		1,110,932
46,450	Hannon Armstrong Sustainable Infrastructure Capital, Inc.		1,583,481
134,394	Northwest Bancshares, Inc.		2,113,346
38,693	OFG Bancorp		762,639
84,327	Provident Financial Services, Inc.		1,923,499
51,305	Simmons First National Corp.		1,230,294
15,081	UMB Financial Corp.		1,002,283
4,627	Wintrust Financial Corp.		292,797
Data Processing, Hosting and Related Services - 0.4%			17,615,376

2,787	Fiserv, Inc. (b)		330,566
Electrical Equipment, Appliance, and Component Manufacturing - 1.3%
16,262	Emerson Electric Co.		1,164,847
Electronics and Appliance Stores - 1.5%
15,785	Best Buy Co., Inc.		1,336,832
Fabricated Metal Product Manufacturing - 0.4%
3,754	Crane Co.		320,817
Food and Beverage Stores - 0.4%
6,616	Grubhub, Inc. (a)(b)		358,256
Food Manufacturing - 0.3%
11,746	The Simply Good Foods Co. (b)		269,806
Food Services and Drinking Places - 1.3%
5,479	McDonald's Corp.		1,172,342
Funds, Trusts, and Other Financial Vehicles - 8.9%
135,792	AGNC Investment Corp.		2,524,373
23,827	Agree Realty Corp.		1,809,184
67,158	Apollo Investment Corp.		1,159,819
61,787	Ares Capital Corp.		1,162,831
93,632	New Mountain Finance Corp.		1,315,530
Furniture and Home Furnishings Stores - 2.0%			7,971,737

1,531	RH (b)		319,596
20,803	Williams-Sonoma, Inc.		1,457,874
General Merchandise Stores - 0.7%			1,777,470

14,160	BJ's Wholesale Club Holdings, Inc. (b)		290,563
3,502	Dollar Tree, Inc. (b)		304,919
Hospitals - 0.4%			595,482

4,727	Encompass Health Corp.		364,121
Insurance Carriers and Related Activities - 7.0%
1,574	Cigna Corp.		302,806
10,662	EverQuote, Inc. (b)		391,189
3,054	Humana, Inc.		1,026,877
48,319	Mercury General Corp.		2,371,980
20,014	Selective Insurance Group, Inc.		1,325,927
3,230	UnitedHealth Group, Inc.		880,014
Leather and Allied Product Manufacturing - 0.4%			6,298,793

3,200	NIKE, Inc. Class B		308,160
Machinery Manufacturing - 0.4%
15,486	BellRing Brands, Inc. (b)		335,117
Merchant Wholesalers, Durable Goods - 3.0%
9,965	Beacon Roofing Supply, Inc. (b)		329,941
19,735	Funko, Inc. (b)		296,617
15,710	Patterson Companies, Inc		345,777
43,046	WestRock Co.		1,678,794
Miscellaneous Manufacturing - 1.1%			2,651,129

8,365	Medtronic PLC ADR (Ireland)		965,656
Miscellaneous Store Retailers - 0.3%
5,297	Ollie's Bargain Outlet Holdings, Inc. (a)(b)		280,953
Motor Vehicle and Parts Dealers - 0.3%
279	AutoZone, Inc. (b)		295,171
Nonstore Retailers - 0.3%
4,570	Insight Enterprises, Inc. (b)		301,026
Oil and Gas Extraction - 1.5%
166,916	Berry Petroleum Corp.		1,143,375
73,056	Range Resources Corp.		219,168
Primary Metal Manufacturing - 0.3%			1,362,543

14,730	Commercial Metals Co.		302,702
Professional, Scientific, and Technical Services - 4.2%
21,581	AECOM Technology Corp. (b)		1,040,852
7,778	Ciena Corp. (b)		316,331

44,151	Digital Turbine, Inc. (b)	275,502
92,896	Interpublic Group of Companies, Inc.	2,108,739
Publishing Industries (except Internet) - 3.0%		3,741,424

976	Adobe Systems, Inc. (b)	342,712
5,087	Black Knight, Inc. (b)	340,422
1,978	Coupa Software, Inc. (b)	318,755
4,322	DocuSign, Inc. (b)	339,320
17,584	Dropbox, Inc. (b)	299,280
5,280	SS&C Technologies Holdings, Inc.	332,693
2,295	Synopsys, Inc. (b)	338,535
1,922	Workday, Inc. (b)	354,859
Real Estate - 12.0%		2,666,576

129,780	Annaly Capital Management, Inc.	1,266,653
89,170	New Residential Investment Corp.	1,492,706
135,780	Paramount Group, Inc.	1,909,067
116,321	Physicians Realty Trust	2,250,811
119,777	Two Harbors Investment Corp.	1,827,797
30,896	Walker & Dunlop, Inc.	2,050,567
Religious, Grantmaking, Civic, Professional, and Similar Organizations - 0.3%		10,797,601

4,516	HealthEquity, Inc. (b)	298,327
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.9%
34,407	BrightSphere Investment Group, Inc.	316,889
362,916	FS Investment Corp.	2,246,450
108,121	Invesco Ltd.	1,870,493
Support Activities for Mining - 0.3%		4,433,832

124,363	Antero Resources Corp. (b)	230,072
Telecommunications - 0.4%
4,633	Zoom Video Communications, Inc. (b)	353,498
Utilities - 2.7%
25,224	Avangrid, Inc.	1,343,430
6,719	Sempra Energy	1,079,340
Water Transportation - 0.3%		2,422,770

6,734	Carnival Corp.	293,131
Wood Product Manufacturing - 0.4%
10,750	Louisiana-Pacific Corp.	329,810
	TOTAL COMMON STOCKS (Cost $86,269,518)	$84,367,545
MASTER LIMITED PARTNERSHIPS - 5.6%
Pipeline Transportation - 5.6%
112,333	Energy Transfer Equity LP	$1,414,272
108,818	Genesis Energy LP (a)	1,944,578
101,500	Plains GP Holdings, L.P.	1,689,975
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,790,096)	$5,048,825
SHORT TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
1,994,276	(c)(d)	$1,994,276
	Dreyfus Government Cash Management Institutional Shares, 1.49%
	TOTAL SHORT TERM INVESTMENTS (Cost $1,994,276)	$1,994,276
	TOTAL INVESTMENTS (Cost $94,053,890) - 101.9%	$86,361,821
	Liabilities in Excess of Other Assets - (1.9)%	3,342,675
	TOTAL NET ASSETS - 100.0%	$89,704,496

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)A portion of this security represents a security on loan.

(b)Non-income producing security.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

	Direxion Auspice Broad Commodity Strategy ETF
	Consolidated Schedule of Investments (Unaudited)
	January 31, 2020
No reportable investments.		Fair Value

TOTAL INVESTMENTS (Cost $-) - 0.0%		$-
Other Assets in Excess of Liabilities - 100.0% (a)		37,443,031
TOTAL NET ASSETS - 100.0%		$37,443,031
Percentages are stated as a percent of net assets.
(a) $1,811,018 of cash is pledged as collateral for futures contracts.

	Long Futures Contracts (Unaudited)
	January 31, 2020
		Number of	Notional	Variation Margin	Unrealized
				Receivable/	Appreciation
Reference Entity	Expiration Date	Contracts	Amount	(Payable), net	(Depreciation)
Cotton	3/9/2020	151	$5,096,250	$(106,175)	$(22,728)
Gasoline RBOB	2/28/2020	46	2,905,921	(2,558)	(209,691)
Gold	6/26/2020	37	5,897,060	(4,450)	72,361
Silver	3/27/2020	34	3,062,040	3,055	89,127
Sugar	9/30/2020	390	6,246,240	19,219	146,155
Wheat	3/13/2020	88	2,436,500	(26,775)	95,090
WTI Crude	11/20/2020	67	3,403,600	(11,160)	(218,761)
			$29,047,611	$(128,844)	$(48,447)

All futures contracts held by Direxion BCS Fund Ltd.

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

January 31, 2020

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 0.9%
16,237	Marriott International, Inc. Class A	$2,274,154
Administrative and Support Services - 2.8%
14,311	Automatic Data Processing, Inc.	2,452,762
1,211	Booking Holdings, Inc. (a)	2,216,796
70,828	Trip.com Group Ltd. ADR (China) (a)	2,275,704
		6,945,262
Air Transportation - 1.8%
84,315	American Airlines Group, Inc. (b)	2,263,015
27,425	United Continental Holdings, Inc. (a)	2,051,390
		4,314,405
Apparel Manufacturing - 1.0%
10,633	Lululemon Athletica, Inc. (a)	2,545,434
Beverage and Tobacco Product Manufacturing - 2.1%
38,306	Monster Beverage Corp. (a)	2,551,180
17,754	PepsiCo, Inc.	2,521,423
		5,072,603
Broadcasting (except Internet) - 4.1%
5,142	Charter Communications, Inc. (a)	2,660,779
55,535	Comcast Corp. Class A	2,398,557
32,937	FOX Corp. Class A	1,221,304
33,800	FOX Corp. Class B	1,227,954
341,017	Sirius XM Holdings, Inc. (b)	2,410,990
		9,919,584
Chemical Manufacturing - 9.2%
22,310	Alexion Pharmaceuticals, Inc. (a)	2,217,391
10,073	Amgen, Inc.	2,176,272
8,133	Biogen, Inc. (a)	2,186,557
28,891	BioMarin Pharmaceutical, Inc. (a)	2,412,398
36,627	Gilead Sciences, Inc.	2,314,826
7,416	Illumina, Inc. (a)	2,151,159
27,176	Incyte Corp. (a)	1,985,750
6,518	Regeneron Pharmaceuticals, Inc. (a)	2,202,693
20,876	Seattle Genetics, Inc. (a)	2,262,750
11,095	Vertex Pharmaceuticals, Inc. (a)	2,519,120
		22,428,916
Clothing and Clothing Accessories Stores - 1.0%
21,249	Ross Stores, Inc.	2,383,925
Computer and Electronic Product Manufacturing - 17.7%
55,459	Advanced Micro Devices, Inc. (a)(b)	2,606,573
20,435	Analog Devices, Inc.	2,242,741
8,763	Apple, Inc.	2,712,236
7,675	Broadcom, Inc.	2,342,103
51,602	Cisco Systems, Inc.	2,372,144
9,361	IDEXX Laboratories, Inc. (a)	2,536,925

41,535	Intel Corp.	2,655,333
39,677	Maxim Integrated Products, Inc.	2,385,381
23,392	Microchip Technology, Inc. (b)	2,280,252
44,469	Micron Technology, Inc. (a)	2,360,859
39,448	NetApp, Inc.	2,106,523
10,229	NVIDIA Corp.	2,418,443
19,176	NXP Semiconductors NV	2,432,667
27,558	Qualcomm, Inc.	2,350,973
20,594	Skyworks Solutions, Inc.	2,330,211
18,989	Texas Instruments, Inc.	2,291,023
40,068	Western Digital Corp.	2,624,454
25,052	Xilinx, Inc.	2,116,393
		43,165,234
Data Processing, Hosting and Related Services - 2.1%
4,052	CoStar Group, Inc. (a)	2,645,916
20,986	Fiserv, Inc. (a)	2,489,149
		5,135,065
Food Manufacturing - 1.9%
44,196	Mondelez International, Inc.	2,535,966
75,994	The Kraft Heinz Co.	2,219,025
		4,754,991
Food Services and Drinking Places - 1.0%
27,678	Starbucks Corp.	2,347,925
General Merchandise Stores - 2.0%
8,304	Costco Wholesale Corp.	2,537,038
26,032	Dollar Tree, Inc. (a)	2,266,606
		4,803,644
Health and Personal Care Stores - 1.9%
9,775	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,618,820
41,934	Walgreens Boots Alliance, Inc.	2,132,344
		4,751,164
Insurance Carriers and Related Activities - 1.0%
11,907	Willis Towers Watson PLC	2,515,830
Machinery Manufacturing - 2.9%
39,614	Applied Materials, Inc.	2,297,216
8,340	ASML Holding NV ADR (Netherlands)	2,340,704
8,234	Lam Research Corp.	2,455,461
		7,093,381
Merchant Wholesalers, Durable Goods - 3.0%
26,990	Copart, Inc. (a)	2,738,405
65,962	Fastenal Co.	2,300,755
13,796	KLA-Tencor Corp.	2,286,549
		7,325,709
Miscellaneous Manufacturing - 1.9%
8,973	Align Technology, Inc. (a)	2,306,958
4,142	Intuitive Surgical, Inc. (a)	2,318,609
		4,625,567
Motion Picture and Sound Recording Industries - 2.0%
7,268	Netflix, Inc. (a)	2,508,114
19,809	Take-Two Interactive Software, Inc. (a)	2,468,994
		4,977,108

Motor Vehicle and Parts Dealers - 0.9%
5,549	O'Reilly Automotive, Inc. (a)	2,253,449
Nonstore Retailers - 3.2%
1,370	Amazon.com, Inc. (a)	2,751,946
67,657	eBay, Inc.	2,270,569
4,131	MercadoLibre, Inc. (a)	2,738,853
		7,761,368
Other Information Services - 4.0%
906	Alphabet, Inc. Class A (a)	1,298,099
907	Alphabet, Inc. Class C (a)	1,300,847
19,205	Baidu, Inc. ADR (China) (a)	2,372,970
54,098	Liberty Global PLC Class A (a)(b)	1,110,091
56,522	Liberty Global PLC Class C (a)	1,101,048
8,023	NetEase.com, Inc. ADR (China)	2,573,457
		9,756,512
Performing Arts, Spectator Sports, and Related Industries - 2.0%
41,346	Activision Blizzard, Inc.	2,417,914
22,682	Electronic Arts, Inc. (a)	2,447,842
		4,865,756
Personal and Laundry Services - 1.0%
9,018	Cintas Corp.	2,515,751
Professional, Scientific, and Technical Services - 7.0%
17,012	CDW Corp.	2,219,216
33,422	Cerner Corp.	2,400,702
38,731	Cognizant Technology Solutions Corp. Class A	2,377,309
11,869	Facebook, Inc. (a)	2,396,470
28,627	Paychex, Inc.	2,455,338
12,723	VeriSign, Inc. (a)	2,648,165
16,358	Verisk Analytics, Inc. Class A	2,657,684
		17,154,884
Publishing Industries (except Internet) - 11.7%
7,474	Adobe Systems, Inc. (a)	2,624,420
9,457	ANSYS, Inc. (a)	2,594,339
13,392	Autodesk, Inc. (a)	2,636,215
34,934	Cadence Design Systems, Inc. (a)	2,519,091
21,925	Check Point Software Technologies Ltd. (a)	2,506,247
22,047	Citrix Systems, Inc.	2,672,537
9,167	Intuit, Inc.	2,570,244
15,555	Microsoft Corp.	2,647,928
16,219	Splunk, Inc. (a)	2,518,162
17,504	Synopsys, Inc. (a)	2,582,015
14,648	Workday, Inc. (a)	2,704,460
		28,575,658
Rail Transportation - 1.1%
33,458	CSX Corp.	2,554,184
Support Activities for Transportation - 1.0%
22,243	Expedia, Inc.	2,412,253
Telecommunications - 3.1%
69,343	JD.com, Inc. ADR (China) (a)	2,613,538
22,514	PayPal Holdings, Inc. (a)	2,564,119
31,635	T-Mobile US, Inc. (a)	2,505,176
		7,682,833

Transportation Equipment Manufacturing - 2.5%

30,542	Paccar, Inc.
6,037	Tesla Motors, Inc. (a)(b)
Utilities - 2.1%
53,872	Exelon Corp.
38,168	Xcel Energy, Inc.

TOTAL COMMON STOCKS (Cost $208,294,505)

SHORT TERM INVESTMENTS - 0.2%

Money Market Funds - 0.2%

519,641	Dreyfus Government Cash Management Institutional Shares, 1.49% (c)(d)
TOTAL SHORT TERM INVESTMENTS (Cost $519,641)

TOTAL INVESTMENTS (Cost $208,814,146) - 100.1%

Liabilities in Excess of Other Assets - (0.1)%

TOTAL NET ASSETS - 100.0%

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)A portion of this security represents a security on loan. See Note 2.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral. ADR - American Depository Receipt

2,266,522

3,927,491

6,194,013

2,563,768

2,640,844

5,204,612

$244,311,174

$519,641

$519,641

$244,830,815

(207,823)

$244,622,992

	Direxion Zacks MLP High Income Index Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
MASTER LIMITED PARTNERSHIPS	- 98.5%
Merchant Wholesalers, Nondurable Goods - 11.9%
95,582	Holly Energy Partners LP	$2,182,137
194,136	NGL Energy Partners LP (a)	1,949,125
64,979	Sunoco LP (a)	2,021,497
Mining (except Oil and Gas) - 3.4%		6,152,759

191,579	Alliance Resource Partners LP (a)	1,731,874
Nonstore Retailers - 4.0%
90,248	Suburban Propane Partners LP (a)	2,044,117
Oil and Gas Extraction - 15.1%
83,905	Enterprise Products Partners LP	2,162,232
214,541	Golar LNG Partners LP (a)	1,465,315
102,487	Hess Midstream LP	2,441,241
102,729	Western Midstream Partners LP	1,701,192
Pipeline Transportation - 44.3%		7,769,980

148,069	BP Midstream Partners LP	2,136,636
142,468	CNX Midstream Partners LP (a)	2,192,582
95,415	DCP Midstream Partners LP (a)	2,006,577
216,454	Enable Midstream Partners LP	2,034,668
73,091	EQT Midstream Partners LP	1,692,057
35,045	Magellan Midstream Partners LP	2,151,062
90,546	Noble Midstream Partners LP (a)	2,028,230
39,076	Phillips 66 Partners LP	2,283,211
120,465	Plains All American Pipeline LP	2,005,742
106,434	Shell Midstream Partners LP	2,091,428
55,127	TC Pipelines LP (a)	2,200,670
Professional, Scientific, and Technical Services - 3.9%		22,822,863

82,825	MPLX LP	1,991,941
Real Estate - 4.0%
32,326	Icahn Enterprises LP (a)	2,043,650
Support Activities for Mining - 7.1%
167,103	Black Stone Minerals LP (a)	1,677,714
126,682	Oasis Midstream Partners LP (a)	1,968,639
Utilities - 4.8%		3,646,353

51,339	Brookfield Renewable Partners LP (a)	2,502,263
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $56,473,681)	$50,705,800
SHORT TERM INVESTMENTS - 23.9%
Money Market Funds - 23.9%
12,294,996	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)(c)	$12,294,996
	TOTAL SHORT TERM INVESTMENTS (Cost $12,294,996)	$12,294,996
	TOTAL INVESTMENTS (Cost $68,768,677) - 122.4%	$63,000,796
	Liabilities in Excess of Other Assets - (22.4)%	(11,503,397)
	TOTAL NET ASSETS - 100.0%	$51,497,399

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)A portion of this security represents a security on loan.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of this security represents an investment of securities lending collateral.

Direxion FTSE Russell International Over US ETF
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
INVESTMENT COMPANIES - 95.6%
190,954 Vanguard FTSE All-World ex-US ETF(a)	$9,914,332
TOTAL INVESTMENT COMPANIES (Cost $9,220,673)	$9,914,332
SHORT TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
261,499 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	$261,499
TOTAL SHORT TERM INVESTMENTS (Cost $261,499)	$261,499
TOTAL INVESTMENTS (Cost $9,482,172) - 98.1% (c)	$10,175,831
Other Assets in Excess of Liabilities - 1.9%	198,077
TOTAL NET ASSETS - 100.0%	$10,373,908

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,167,420.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of Vanguard FTSE All-
World ex-US ETF	1.9190% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	108,757	5,876,542	(181,857)

	Short Total Return Swap Contracts (Unaudited)
		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
1.6690% representing 1 month LIBOR
rate + spread	Total return of Russell 1000® Index	Credit Suisse Capital LLC	12/16/2020	2,907	5,148,053	(36,203)

	Direxion FTSE Russell US Over International ETF
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 94.5%
68,388	iShares Russell 1000 ETF (a)	$12,216,832
	TOTAL INVESTMENT COMPANIES (Cost $10,379,666)	$12,216,832
SHORT TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
108,167	(b)	$108,167
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $108,167)	$108,167
	TOTAL INVESTMENTS (Cost $10,487,833) - 95.3% (c)	$12,324,999
	Other Assets in Excess of Liabilities - 4.7%	605,295
	TOTAL NET ASSETS - 100.0%	$12,930,294

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,734,335.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received at						Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
Total return of Russell 1000® Index	1.8690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	4,024	$7,147,141	$27,773

	Short Total Return Swap Contracts (Unaudited)
		January 31, 2020
Terms of Payments to be Received at						Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
1.6690% representing 1 month LIBOR
rate + spread	Total return of Vanguard FTSE All-World ex-US ETF	Credit Suisse Capital LLC	12/16/2020	124,522	$6,715,183	$193,526

Direxion MSCI Developed Over Emerging Markets ETF

Schedule of Investments (Unaudited)

		January 31, 2020
Shares			Fair Value
INVESTMENT COMPANIES - 93.6%
169,004 iShares Core MSCI EAFE ETF(a)			$10,723,304
	TOTAL INVESTMENT COMPANIES (Cost $10,016,095)		$10,723,304
SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
		(b)	$19
19 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $19)		$19
	TOTAL INVESTMENTS (Cost $10,016,114) - 93.6%(c)		$10,723,323
	Other Assets in Excess of Liabilities - 6.4%		729,217
	TOTAL NET ASSETS - 100.0%		$11,452,540
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†) Less than 0.05%.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at January 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,756,433.

		Long Total Return Swap Contracts (Unaudited)
		January 31, 2020
Terms of Payments to be Received
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares Core MSCI
EAFE ETF	1.9690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	101,744	$6,503,987	$10,286

		Short Total Return Swap Contracts (Unaudited)
		January 31, 2020
Terms of Payments to be Received
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
1.6690% representing 1 month LIBOR
rate + spread	Total return of iShares Core MSCI Emerging Markets ETF	Credit Suisse Capital LLC	02/09/2021	113,191	$6,084,304	$364,163

Direxion MSCI Emerging Over Developed Markets ETF
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
INVESTMENT COMPANIES - 96.5%
188,803 iShares Core MSCI Emerging Markets ETF(a)	$9,551,544
TOTAL INVESTMENT COMPANIES (Cost $9,488,883)	$9,551,544
SHORT TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
194,898 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	$194,898
TOTAL SHORT TERM INVESTMENTS (Cost $194,898)	$194,898
TOTAL INVESTMENTS (Cost $9,683,781) - 98.4% (c)	$9,746,442
Other Assets in Excess of Liabilities - 1.6%	154,416
TOTAL NET ASSETS - 100.0%	$9,900,858

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,744,786.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of iShares Core MSCI
Emerging Markets ETF	1.9690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	104,761	5,589,006	(301,940)

	Short Total Return Swap Contracts (Unaudited)
		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
1.6690% representing 1 month LIBOR
rate + spread	Total return of iShares Core MSCI EAFE ETF	Credit Suisse Capital LLC	12/16/2020	78,022	5,061,559	121,346

	Direxion MSCI USA Cyclicals Over Defensives ETF
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 95.6%
Accommodation - 0.4%
198	Hilton Worldwide Holdings, Inc.	$21,344
202	Marriott International, Inc. Class A	28,292
358	MGM Resorts International	11,120
30	Vail Resorts, Inc.	7,035
Administrative and Support Services - 4.2%		67,791

460	Accenture PLC Class A ADR (Ireland)	94,397
315	Automatic Data Processing, Inc.	53,988
32	Booking Holdings, Inc. (a)	58,578
83	Broadridge Financial Solutions, Inc.	9,889
86	Equifax, Inc.	12,891
28	FactSet Research System, Inc.	8,011
62	FleetCor Technologies, Inc. (a)	19,544
65	Gartner, Inc. (a)	10,451
276	IHS Markit Ltd. (a)	21,765
206	Iron Mountain, Inc.	6,512
42	ManpowerGroup, Inc.	3,842
123	Moody's Corp.	31,585
86	Robert Half International, Inc.	5,003
105	Rollins, Inc.	3,985
135	TransUnion	12,379
79	TripAdvisor, Inc.	2,158
1,247	Visa, Inc. Class A	248,116
307	Waste Management, Inc.	37,362
Air Transportation - 0.1%		640,456

79	American Airlines Group, Inc.	2,120
117	Delta Air Lines, Inc.	6,522
95	Southwest Airlines Co.	5,223
47	United Continental Holdings, Inc. (a)	3,516
Amusement, Gambling, and Recreation Industries - 1.6%		17,381

214	Global Payments, Inc.	41,826
251	Las Vegas Sands Corp.	16,393
1,300	The Walt Disney Co.	179,803
68	Wynn Resorts Ltd.	8,579
Apparel Manufacturing - 0.4%		246,601

109	Capri Holdings Ltd. (a)	3,266
262	Hanesbrands, Inc.	3,605
79	Lululemon Athletica, Inc. (a)	18,912
54	PVH Corp.	4,707
38	Ralph Lauren Corp.	4,313
135	Under Armour, Inc. Class A (a)(b)	2,724
141	Under Armour, Inc. Class C (a)	2,532
243	V F Corp.	20,162
Broadcasting (except Internet) - 1.7%		60,221

101	Altice USA, Inc. (a)	2,763
113	Charter Communications, Inc. (a)	58,473
3,276	Comcast Corp. Class A	141,490
115	Discovery Communications, Inc. Class A (a)	3,365
270	Discovery Communications, Inc. Class C (a)	7,498
183	Dish Network Corp. (a)	6,727
256	FOX Corp. Class A	9,493
123	FOX Corp. Class B	4,469
79	Liberty Broadband Corp. (a)	10,501
61	Roku, Inc. (a)	7,378
1,124	Sirius XM Holdings, Inc. (b)	7,947
Building Material and Garden Equipment and Supplies Dealers - 1.6%		260,104

560	Lowe's Companies, Inc.	65,094
791	The Home Depot, Inc.	180,427
Chemical Manufacturing - 1.3%		245,521

161	Air Products & Chemicals, Inc.	38,432
78	Albemarle Corp. (b)	6,262
89	Celanese Corp.	9,211
158	CF Industries Holdings, Inc.	6,364
537	DuPont de Nemours, Inc.	27,484
98	Eastman Chemical Co.	6,984
188	Ecolab, Inc.	36,869
96	FMC Corp.	9,177
74	International Flavors & Fragrances, Inc.	9,702
195	LyondellBasell Industries N.V. Class A ADR (Netherlands)	15,183
265	Mosaic Co.	5,258
169	PPG Industries, Inc.	20,253
95	RPM International, Inc.	6,780
113	Sealed Air Corp.	4,011
28	Westlake Chemical Corp.	1,714
Clothing and Clothing Accessories Stores - 0.6%		203,684

162	Gap, Inc.	2,820
77	Nordstrom, Inc.	2,838
263	Ross Stores, Inc.	29,506
77	Tiffany & Co.	10,320
873	TJX Companies, Inc.	51,542

Computer and Electronic Product Manufacturing - 15.4%		97,026

745	Advanced Micro Devices, Inc. (a)	35,015
165	AMETEK, Inc.	16,030
216	Amphenol Corp. Class A	21,486
267	Analog Devices, Inc.	29,303
3,263	Apple, Inc.	1,009,931
40	Arista Networks, Inc. (a)	8,934
288	Broadcom, Inc.	87,886
3,091	Cisco Systems, Inc.	142,093
124	Cognex Corp.	6,320
115	Dell Technologies, Inc. (a)	5,609
371	Flextronics International Ltd. (a)	4,879
97	FLIR System, Inc.	4,999
106	Fortinet, Inc. (a)	12,228
217	Fortive Corp.	16,260
1,069	HP, Inc.	22,791
3,198	Intel Corp.	204,448
639	International Business Machines Corp.	91,843
574	Johnson Controls International PLC ADR (Ireland)	22,644
135	Keysight Technologies, Inc. (a)	12,554
159	L3 Harris Technologies, Inc.	35,191
455	Marvell Technology Group Ltd.	10,938
196	Maxim Integrated Products, Inc.	11,784
171	Microchip Technology, Inc.	16,669
796	Micron Technology, Inc. (a)	42,260
31	MongoDB, Inc. (a)	5,081
120	Motorola Solutions, Inc.	21,240
171	NetApp, Inc.	9,131
115	Northrop Grumman Corp.	43,076
418	NVIDIA Corp.	98,828
297	ON Semiconductor Corp. (a)	6,876
86	Qorvo, Inc. (a)	9,104
876	Qualcomm, Inc.	74,732
201	Raytheon Co.	44,409
76	Roper Technologies, Inc.	29,006
175	Seagate Technology PLC (Ireland)	9,973
115	Sensata Technologies Holdings PLC (a)	5,436
123	Skyworks Solutions, Inc.	13,917
125	Teradyne, Inc.	8,249
674	Texas Instruments, Inc.	81,318
182	Trimble, Inc. (a)	7,739
215	Western Digital Corp.	14,082
182	Xilinx, Inc.	15,375
40	Zebra Technologies Corp. Class A (a)	9,561
Construction of Buildings - 0.3%		2,379,228

253	D.R. Horton, Inc.	14,978
206	Lennar Corp. Class A	13,670
4	NVR, Inc. (a)	15,268
188	PulteGroup, Inc.	8,394
Couriers and Messengers - 0.5%		52,310

178	FedEx Corp.	25,746
505	United Parcel Service, Inc. Class B	52,278
Credit Intermediation and Related Activities - 10.0%		78,024

281	Ally Financial, Inc.	9,001
509	American Express Co.	66,104
6,385	Bank of America Corp.	209,620
612	Bank of New York Mellon Corp.	27,405
340	Capital One Financial Corp.	33,932
1,631	Citigroup, Inc.	121,363
324	Citizens Financial Group, Inc.	12,079
107	Comerica, Inc.	6,544
230	Discover Financial Services	17,280
106	East West Bancorp, Inc.	4,859
444	Fidelity National Information Services, Inc.	63,785
525	Fifth Third Bancorp	14,936
122	First Republic Bank	13,527
749	Huntington Bancshares, Inc.	10,164
2,308	JPMorgan Chase & Co.	305,487
723	KeyCorp	13,527
92	M&T Bank Corp.	15,504
652	MasterCard, Inc. Class A	205,993
148	Northern Trust Corp.	14,476
320	People's United Financial, Inc.	4,934
322	PNC Financial Services Group, Inc.	47,833
720	Regions Financial Corp.	11,210
42	Signature Bank	5,959
270	State Street Corp.	20,420
37	SVB Financial Group (a)	8,892
431	Synchrony Financial	13,969
967	Truist Financial Corp.	49,868
1,080	U.S. Bancorp	57,478
3,022	Wells Fargo & Co.	141,853
307	Western Union Co.	8,258
128	Zions Bancorp	5,823
Data Processing, Hosting and Related Services - 0.6%		1,542,083

86	CDK Global, Inc.	4,617
26	CoStar Group, Inc. (a)	16,978
417	Fiserv, Inc. (a)	49,460
941	Hewlett Packard Enterprise Co.	13,108
41	Match Group, Inc. (a)(b)	3,207

Electrical Equipment, Appliance, and Component Manufacturing - 0.9%		87,370

100	A.O. Smith Corp. (b)	4,269
30	Acuity Brands, Inc.	3,536
563	Corning, Inc.	15,027
303	Eaton Corp PLC ADR (Ireland)	28,624
445	Emerson Electric Co.	31,875
27	IPG Photonics Corp. (a)	3,447
86	Rockwell Automation, Inc.	16,483
244	TE Connectivity Ltd. (Switzerland)	22,492
46	Whirlpool Corp.	6,724
Electronics and Appliance Stores - 0.1%		132,477

173	Best Buy Co., Inc.	14,651
Fabricated Metal Product Manufacturing - 0.4%
151	Axalta Coating Systems Ltd. (a)	4,350
227	Ball Corp.	16,385
97	Crown Holdings, Inc. (a)	7,181
93	Parker Hannifin Corp.	18,199
114	Pentair PLC (Ireland)	4,894
109	Stanley Black & Decker, Inc.	17,367
Food and Beverage Stores - 0.0%(†)		68,376

67	Grubhub, Inc. (a)(b)	3,628
Food Services and Drinking Places - 1.6%
20	Chipotle Mexican Grill, Inc. (a)	17,335
88	Darden Restaurants, Inc.	10,246
29	Domino's Pizza, Inc.	8,171
548	McDonald's Corp.	117,255
865	Starbucks Corp.	73,378
44	Wayfair, Inc. (a)(b)	4,123
220	Yum! Brands, Inc.	23,269
Funds, Trusts, and Other Financial Vehicles - 0.1%		253,777

397	AGNC Investment Corp.	7,380
97	Garmin Ltd. ADR (Switzerland)	9,404
General Merchandise Stores - 0.7%		16,784

49	Burlington Stores, Inc. (a)	10,656
187	Dollar General Corp.	28,688
170	Dollar Tree, Inc. (a)	14,802
117	Kohl's Corp.	5,002
369	Target Corp.	40,863
88	Tractor Supply Co.	8,179
Health and Personal Care Stores - 0.1%		108,190

42	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	11,252
Insurance Carriers and Related Activities - 4.8%
535	Aflac, Inc.	27,590
11	Alleghany Corp. (a)	8,774
237	Allstate Corp.	28,094
55	American Financial Group, Inc.	5,983
628	American International Group, Inc.	31,563
169	Aon PLC (United Kingdom)	37,222
292	Arch Capital Group Ltd. (a)	12,895
133	Arthur J. Gallagher & Co.	13,642
44	Assurant, Inc.	5,745
111	Athene Holding Ltd. (a)	4,835
950	Berkshire Hathaway, Inc. Class B (a)	213,208
172	Brown & Brown, Inc.	7,723
329	Chubb Limited (Switzerland)	50,005
112	Cincinnati Financial Corp.	11,754
304	Equitable Holdings, Inc.	7,302
19	Erie Indemnity Co. Class A (b)	3,163
31	Everest Re Group Ltd.	8,574
75	Globe Life, Inc.	7,820
262	Hartford Financial Services Group, Inc.	15,531
144	Lincoln National Corp.	7,845
197	Loews Corp.	10,136
10	Markel Corp. (a)	11,730
365	Marsh & McLennan Companies, Inc.	40,829
574	MetLife, Inc.	28,534
201	Principal Financial Group, Inc.	10,643
423	Progressive Corp.	34,132
289	Prudential Financial, Inc.	26,316
45	Reinsurance Group of America, Inc.	6,482
33	RenaissanceRe Holdings Ltd.	6,252
188	Travelers Companies, Inc.	24,745
151	Unum Group	4,030
101	Voya Financial, Inc.	6,033
104	W.R. Berkley Corp.	7,647
94	Willis Towers Watson PLC (Ireland)	19,861
Leather and Allied Product Manufacturing - 0.6%		746,638

904	NIKE, Inc. Class B	87,055
206	Tapestry, Inc.	5,309
Machinery Manufacturing - 2.0%		92,364

666	Applied Materials, Inc.	38,621
407	Caterpillar, Inc.	53,459
107	Cummins, Inc.	17,117
214	Deere & Co.	33,936
96	Flowserve Corp.	4,481
6,302	General Electric Co.	78,460

55	IDEX Corp.	9,012
175	Ingersoll-Rand PLC ADR (Ireland)	23,315
106	Lam Research Corp.	31,610
42	Middleby Corp. (a)	4,711
42	Snap-on, Inc.	6,705
131	Xylem, Inc.	10,698
Materials - 0.5%		312,125

390	Linde PLC (Ireland)	79,221
Merchant Wholesalers, Durable Goods - 1.7%
416	3M Co.	66,003
58	Arrow Electronics, Inc. (a)	4,405
150	Copart, Inc. (a)	15,219
414	Fastenal Co.	14,440
102	Fortune Brands Home & Security, Inc.	7,008
124	HD Supply Holdings, Inc. (a)	5,052
519	Honeywell International, Inc.	89,901
31	Huntington Ingalls Industries, Inc.	8,091
184	Jefferies Financial Group, Inc.	3,982
113	KLA-Tencor Corp.	18,729
97	Leggett & Platt, Inc.	4,616
24	Lennox International, Inc.	5,592
224	LKQ Corp. (a)	7,321
44	Mohawk Industries, Inc. (a)	5,794
187	WestRock Co.	7,293
143	Xerox Corp.	5,086
Merchant Wholesalers, Nondurable Goods - 0.5%		268,532

234	Illinois Tool Works, Inc.	40,945
58	The Sherwin Williams Co.	32,306
Mining (except Oil and Gas) - 0.4%		73,251

1,048	Freeport-McMoRan Copper & Gold, Inc.	11,633
45	Martin Marietta Materials, Inc.	11,871
592	Newmont Mining Corp.	26,675
97	Vulcan Materials Co.	13,738
Miscellaneous Manufacturing - 0.3%		63,917

1,171	Amcor PLC (United Kingdom)	12,401
106	Dover Corp.	12,068
93	Hasbro, Inc.	9,474
167	Textron, Inc.	7,670
Motion Picture and Sound Recording Industries - 0.8%		41,613

317	Netflix, Inc. (a)	109,393
81	Take-Two Interactive Software, Inc. (a)	10,096
Motor Vehicle and Parts Dealers - 0.4%		119,489

51	Advance Auto Parts, Inc.	6,719
18	AutoZone, Inc. (a)	19,043
120	CarMax, Inc. (a)	11,645
55	O'Reilly Automotive, Inc. (a)	22,336
		59,743
Nonmetallic Mineral Product Manufacturing - 0.0%(†)
77	Owens Corning	4,658
Nonstore Retailers - 4.3%
304	Amazon.com, Inc. (a)	610,651
575	eBay, Inc.	19,297
30	MercadoLibre, Inc. (a)	19,890
32	W.W. Grainger, Inc.	9,685
Other Information Services - 4.3%		659,523

214	Alphabet, Inc. Class A (a)	306,615
225	Alphabet, Inc. Class C (a)	322,702
117	Liberty Global PLC Class A (United Kingdom) (a)	2,401
299	Liberty Global PLC Class C (United Kingdom) (a)	5,825
105	Pinterest, Inc. (a)(b)	2,313
530	Twitter, Inc. (a)	17,214
Paper Manufacturing - 0.1%		657,070

271	International Paper Co.	11,035
69	Packaging Corp of America	6,607
Performing Arts, Spectator Sports, and Related Industries - 0.5%		17,642

555	Activision Blizzard, Inc.	32,456
214	Electronic Arts, Inc. (a)	23,095
107	Live Nation Entertainment, Inc. (a)	7,293
386	ViacomCBS, Inc. Class B	13,174
Personal and Laundry Services - 0.1%		76,018

62	Cintas Corp.	17,296
Plastics and Rubber Products Manufacturing - 0.1%
59	Avery Dennison Corp.	7,743
289	Newell Rubbermaid, Inc.	5,644
Primary Metal Manufacturing - 0.2%		13,387

287	Arconic, Inc.	8,596
219	Nucor Corp.	10,400
160	Steel Dynamics, Inc.	4,781
Professional, Scientific, and Technical Services - 4.1%		23,777

33	Alliance Data Systems Corp.	3,392
101	Booz Allen Hamilton Holding Corp.	7,882

106	CDW Corp.	13,828
400	Cognizant Technology Solutions Corp. Class A	24,552
41	EPAM Systems, Inc. (a)	9,354
93	Extra Space Storage, Inc.	10,293
42	F5 Networks, Inc. (a)	5,129
1,738	Facebook, Inc. (a)	350,920
128	GoDaddy, Inc. (a)	8,603
281	Interpublic Group of Companies, Inc.	6,379
56	Jack Henry & Associates, Inc.	8,374
96	Jacobs Engineering Group, Inc.	8,883
250	Juniper Networks, Inc.	5,735
98	Leidos Holdings, Inc.	9,846
146	Liberty Media Corp.-Liberty Formula One, Class C (a)	6,831
62	Liberty Media Corp.-Liberty SeiriusXM, Class A (a)	3,011
118	Liberty Media Corp.-Liberty SeiriusXM, Class C (a)	5,784
257	Nielsen Holdings PLC	5,243
79	Okta, Inc. (a)	10,116
157	Omnicom Group, Inc.	11,824
234	Paychex, Inc.	20,070
196	Sabre Corp.	4,222
134	ServiceNow, Inc. (a)	45,323
26	Teledyne Technologies, Inc. (a)	9,491
79	VeriSign, Inc. (a)	16,443
113	Verisk Analytics, Inc. Class A	18,359
60	VMware, Inc. (a)	8,884
Publishing Industries (except Internet) - 10.1%		638,771

351	Adobe Systems, Inc. (a)	123,250
119	Akamai Technologies, Inc. (a)	11,109
59	ANSYS, Inc. (a)	16,185
160	Autodesk, Inc. (a)	31,496
107	Black Knight, Inc. (a)	7,160
203	Cadence Design Systems, Inc. (a)	14,638
96	Citrix Systems, Inc.	11,637
76	DocuSign, Inc. (a)	5,967
172	Dropbox, Inc. (a)	2,927
187	DXC Technology Co.	5,962
60	Guidewire Software, Inc. (a)	6,750
58	IAC/InterActiveCorp (a)	14,128
189	Intuit, Inc.	52,992
5,237	Microsoft Corp.	891,495
279	News Corp. Class A	3,800
445	NortonLifeLock, Inc.	12,647
1,686	Oracle Corp.	88,431
67	Palto Alto Networks, Inc. (a)	15,730
35	Paycom Software, Inc. (a)	11,136
78	PTC, Inc. (a)	6,483
602	Salesforce.com, Inc. (a)	109,751
517	Snap, Inc. (a)	9,502
108	Splunk, Inc. (a)	16,768
248	Square, Inc. (a)	18,523
165	SS&C Technologies Holdings, Inc.	10,397
108	Synopsys, Inc. (a)	15,931
84	Twilio, Inc. (a)	10,445
28	Tyler Technologies, Inc. (a)	9,063
118	Workday, Inc. (a)	21,786
Rail Transportation - 1.2%		1,556,089

547	CSX Corp.	41,758
72	Kansas City Southern Railway Co.	12,146
189	Norfolk Southern Corp.	39,352
510	Union Pacific Corp.	91,504
Real Estate - 3.7%		184,760

82	Alexandria Real Estate Equities, Inc.	13,382
319	American Tower Corp.	73,925
1,051	Annaly Capital Management, Inc.	10,258
101	AvalonBay Communities, Inc.	21,886
113	Boston Properties, Inc.	16,199
68	Camden Property Trust	7,645
232	CBRE Group, Inc. Class A (a)	14,164
151	Digital Realty Trust, Inc.	18,572
262	Duke Realty Corp.	9,513
123	Equity Lifestyle Properties, Inc.	8,948
269	Equity Residential	22,349
48	Essex Property Trust, Inc.	14,869
54	Federal Realty Investment Trust	6,751
353	Healthpeak Properties, Inc.	12,705
529	Host Hotels & Resorts, Inc.	8,644
389	Invitation Homes, Inc.	12,242
37	Jones Lang LaSalle, Inc.	6,283
305	Kimco Realty Corp.	5,810
114	Liberty Property Trust	7,142
369	Medical Properties Trust, Inc.	8,173
82	Mid-America Apartment Communities, Inc.	11,251
117	National Retail Properties, Inc.	6,552
158	Omega Healthcare Investors, Inc.	6,628
455	Prologis, Inc.	42,260
115	Public Storage	25,732
230	Realty Income Corp.	18,034
122	Regency Centers Corp.	7,569
223	Simon Property Group, Inc.	29,693
60	SL Green Realty Corp.	5,522
66	Sun Communities, Inc.	10,703
212	UDR, Inc.	10,157

270	Ventas, Inc.	15,622
762	VEREIT, Inc.	7,437
333	VICI Properties, Inc.	8,924
124	Vornado Realty Trust	8,156
292	Welltower, Inc.	24,794
537	Weyerhaeuser Co.	15,546
124	WP Carey, Inc.	10,431
92	Zillow Group, Inc. Class C (a)	4,251
Rental and Leasing Services - 0.1%		568,722

5	AMERCO	1,856
56	United Rentals, Inc. (a)	7,599
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.6%		9,455

69	Allegion PLC ADR (Ireland)	8,923
96	Ameriprise Financial, Inc.	15,879
179	Aramark Corp.	7,901
85	BlackRock, Inc.	44,825
80	CBOE Holdings, Inc.	9,858
850	Charles Schwab Corp.	38,717
260	CME Group, Inc.	56,449
536	DOW, Inc.	24,693
173	E*TRADE Financial Corp.	7,373
81	Eaton Vance Corp.	3,706
197	FNF Group	9,604
217	Franklin Resources, Inc.	5,490
235	Goldman Sachs Group, Inc.	55,871
406	IntercontinentalExchange, Inc.	40,494
289	Invesco Ltd.	5,000
353	KKR & CO, Inc.	11,261
27	MarketAxess Holdings, Inc.	9,563
895	Morgan Stanley	46,773
60	MSCI, Inc. Class A	17,148
84	NASDAQ OMX Group, Inc.	9,783
89	Raymond James Financial, Inc.	8,137
178	S&P Global, Inc.	52,284
93	SEI Investments Co.	6,069
169	T. Rowe Price Group, Inc.	22,567
197	TD Ameritrade Holding Corp.	9,354
478	The Blackstone Group, Inc.	29,191
Support Activities for Agriculture and Forestry - 0.1%		556,913

541	Corteva, Inc.	15,646
Support Activities for Transportation - 0.2%
96	C.H. Robinson Worldwide, Inc.	6,933
101	Expedia, Inc.	10,953
124	Expeditors International of Washington, Inc.	9,057
68	XPO Logistics, Inc. (a)	6,047
Telecommunications - 4.0%		32,990

5,277	AT&T, Inc.	198,521
709	CenturyLink, Inc.	9,685
299	Crown Castle International Corp.	44,802
60	Equinix, Inc.	35,384
807	PayPal Holdings, Inc. (a)	91,909
51	RingCentral, Inc. (a)	10,484
81	SBA Communications Corp.	20,214
592	Sprint Corp. (a)	2,587
247	T-Mobile US, Inc. (a)	19,560
2,986	Verizon Communications, Inc.	177,488
169	Zayo Group Holdings, Inc. (a)	5,873
		616,507
Transit and Ground Passenger Transportation - 0.0%(†)
134	Uber Technologies, Inc. (a)	4,863
Transportation Equipment Manufacturing - 3.6%
186	Aptiv PLC ADR (Ireland)	15,771
58	Autoliv, Inc.	4,444
386	Boeing Co.	122,852
151	BorgWarner, Inc.	5,178
2,829	Ford Motor Co.	24,952
179	General Dynamics Corp.	31,404
928	General Motors Co.	30,986
114	Harley-Davidson, Inc.	3,808
55	HEICO Corp.	5,288
32	HEICO Corp. Class A	3,918
40	Lear Corp.	4,927
183	Lockheed Martin Corp.	78,346
251	Paccar, Inc.	18,627
40	Polaris Industries, Inc.	3,674
75	Spirit AeroSystems Holdings, Inc.	4,899
95	Tesla Motors, Inc. (a)(b)	61,804
35	TransDigm Group, Inc.	22,515
592	United Technologies Corp.	88,918
37	WABCO Holdings, Inc. (a)	5,019
133	Wabtec Corp.	9,823
Truck Transportation - 0.1%		547,153

61	J.B. Hunt Transport Services, Inc.	6,584
93	Knight-Swift Transportation Holdings, Inc. Class A	3,448
47	Old Dominion Freight Line, Inc.	9,223
Waste Management and Remediation Services - 0.2%		19,255

161	Republic Services, Inc.	15,303
189	Waste Connections, Inc. (Canada)	18,203

Water Transportation - 0.2%		33,506

305	Carnival Corp.	13,277
156	Norwegian Cruise Line Holdings Ltd. (a)	8,400
128	Royal Caribbean Cruises Ltd. ADR (Liberia)	14,986
Wholesale Electronic Markets and Agents and Brokers - 0.1%		36,663

105	Genuine Parts Co.	9,825
Wood Product Manufacturing - 0.1%
209	Masco Corp.	9,932
	TOTAL COMMON STOCKS (Cost $12,421,150)	$14,754,249
SHORT TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
19,453	Dreyfus Government Cash Management Institutional Shares, 1.49%(c)(d)	$19,453
64,591	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(c)	64,591
	TOTAL SHORT TERM INVESTMENTS (Cost $84,044)	$84,044
	TOTAL INVESTMENTS (Cost $12,505,194) - 96.2% (e)	$14,838,293
	Other Assets in Excess of Liabilities - 3.8%	589,991
	TOTAL NET ASSETS - 100.0%	$15,428,284

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a)Non-income producing security.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,628,032.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
Total return of MSCI USA Cyclical
Sectors Index	1.9690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	2,994	$8,112,366	$270,045

	Short Total Return Swap Contracts (Unaudited)
		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
1.7690% representing 1 month LIBOR
rate + spread	Total return of MSCI USA Defensive Sectors Index	Credit Suisse Capital LLC	12/09/2020	3,670	$7,855,564	$140,398

	Direxion MSCI USA Defensives Over Cyclicals ETF
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 96.3%
Ambulatory Health Care Services - 0.5%
134	DaVita, Inc. (a)	$10,702
125	Laboratory Corp. of America Holdings (a)	21,925
173	Quest Diagnostics, Inc.	19,146
Beverage and Tobacco Product Manufacturing - 8.8%		51,773

2,397	Altria Group, Inc.	113,929
5,212	Coca-Cola Co.	304,381
215	Constellation Brands, Inc. Class A	40,485
243	Molson Coors Brewing Co. Class B	13,506
524	Monster Beverage Corp. (a)	34,898
1,793	PepsiCo, Inc.	254,642
1,997	Philip Morris International, Inc.	165,152
Chemical Manufacturing - 30.4%		926,993

2,268	Abbott Laboratories	197,633
1,897	AbbVie, Inc.	153,695
287	Alexion Pharmaceuticals, Inc. (a)	28,525
421	Allergan PLC ADR (Ireland)	78,575
142	Alnylam Pharmaceuticals, Inc. (a)	16,300
769	Amgen, Inc.	166,142
236	Biogen, Inc. (a)	63,449
232	BioMarin Pharmaceutical, Inc. (a)	19,372
3,008	Bristol-Myers Squibb Co.	189,354
317	Church & Dwight Co., Inc.	23,528
162	Clorox Co.	25,484
1,047	Colgate-Palmolive Co.	77,248
387	Coty, Inc. Class A	3,971
508	Elanco Animal Health, Inc. (a)	15,697
1,114	Eli Lilly & Co.	155,559
1,625	Gilead Sciences, Inc.	102,700
188	Illumina, Inc. (a)	54,533
234	Incyte Corp. (a)	17,098
170	Ionis Pharmaceuticals, Inc. (a)	9,914
73	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	10,465
3,387	Johnson & Johnson	504,223
441	Kimberly-Clark Corp.	63,169
3,286	Merck & Co., Inc.	280,756
662	Mylan NV (a)	14,180
111	Neurocrine Biosciences, Inc. (a)	11,109
166	Perrigo Co. PLC ADR (Ireland) (b)	9,469
7,097	Pfizer, Inc.	264,292
3,212	Procter & Gamble Co.	400,279
104	Regeneron Pharmaceuticals, Inc. (a)	35,146
95	Sarepta Therapeutics, Inc. (a)	11,016
151	Seattle Genetics, Inc. (a)	16,367
329	Vertex Pharmaceuticals, Inc. (a)	74,699
94	West Pharmaceutical Services, Inc.	14,659
612	Zoetis, Inc.	82,137
Computer and Electronic Product Manufacturing - 4.1%		3,190,743

397	Agilent Technologies, Inc.	32,776
28	Bio-Rad Laboratories, Inc. Class A (a)	10,106
802	Danaher Corp.	129,018
344	Hologic, Inc. (a)	18,411
111	IDEXX Laboratories, Inc. (a)	30,082
143	PerkinElmer, Inc.	13,225
513	Thermo Fisher Scientific, Inc.	160,666
117	Varian Medical Systems, Inc. (a)	16,447
86	Waters Corp. (a)	19,246
Food and Beverage Stores - 0.3%		429,977

1,025	Kroger Co.	27,532
Food Manufacturing - 3.9%
715	Archer-Daniels-Midland Co.	32,003
183	Bunge Ltd.	9,595
212	Campbell Soup Co.	10,259
624	ConAgra Brands, Inc.	20,542
774	General Mills, Inc.	40,418
377	Hormel Foods Corp.	17,817
86	Ingredion, Inc.	7,568
328	Kellogg Co.	22,373
186	Lamb Weston Holdings, Inc.	16,984
158	McCormick & Co, Inc.	25,812
1,850	Mondelez International, Inc.	106,153
191	The Hershey Co.	29,638
147	The J.M. Smucker Co.	15,231
862	The Kraft Heinz Co.	25,170
378	Tyson Foods, Inc. Class A	31,234
General Merchandise Stores - 3.7%		410,797

565	Costco Wholesale Corp.	172,619
1,832	Wal-Mart Stores, Inc.	209,745
		382,364

		Direxion MSCI USA Defensives Over Cyclicals ETF
		Schedule of Investments (Unaudited)
		January 31, 2020
Health and Personal Care Stores - 1.6%
1,670	CVS Health Corp.	113,260
985	Walgreens Boots Alliance Inc.	50,087
Hospitals - 0.6%		163,347

350	HCA Healthcare, Inc.	48,580
104	Universal Health Services, Inc. Class B	14,259
Insurance Carriers and Related Activities - 5.9%		62,839

328	Anthem, Inc.	87,012
749	Centene Corp. (a)	47,045
484	Cigna Corp.	93,112
173	Humana, Inc.	58,169
1,216	UnitedHealth Group, Inc.	331,299
Machinery Manufacturing - 0.6%		616,637

810	Baker Hughes, a GE Co.	17,545
31	Mettler-Toledo International, Inc. (a)	23,473
496	National Oilwell Varco, Inc.	10,222
545	TechnipFMC PLC ADR (England)	8,998
Merchant Wholesalers, Durable Goods - 0.1%		60,238

190	Henry Schein, Inc. (a)	13,099
Merchant Wholesalers, Nondurable Goods - 1.4%
201	AmerisourceBergen Corp.	17,197
395	Brown Forman Corp. Class B	26,718
383	Cardinal Health, Inc.	19,613
237	McKesson Corp.	33,799
626	Sysco Corp.	51,420
Miscellaneous Manufacturing - 8.9%		148,747
	Abiomed, Inc. (a)
59		10,991
98	Align Technology, Inc. (a)	25,196
622	Baxter International, Inc.	55,495
346	Becton, Dickinson & Co.	95,212
1,788	Boston Scientific Corp. (a)	74,864
287	Dentsply Sirona, Inc.	16,072
118	DexCom, Inc. (a)	28,408
267	Edwards Lifesciences Corp. (a)	58,703
283	Estee Lauder Companies, Inc. Class A	55,230
77	Insulet Corp. (a)	14,941
147	Intuitive Surgical, Inc. (a)	82,288
1,720	Medtronic PLC ADR (Ireland)	198,557
184	ResMed, Inc.	29,250
108	STERIS PLC (Ireland)	16,274
433	Stryker Corp.	91,233
60	Teleflex, Inc.	22,291
63	The Cooper Companies, Inc.	21,854
263	Zimmer Biomet Holdings, Inc.	38,898
Oil and Gas Extraction - 2.6%		935,757

482	Apache Corp.	13,226
537	Cabot Oil & Gas Corp.	7,566
259	Concho Resources, Inc.	19,627
120	Continental Resources, Inc. (a)	3,266
519	Devon Energy Corp.	11,273
199	Diamondback Energy, Inc.	14,806
745	EOG Resources, Inc.	54,318
1,031	Marathon Oil Corp.	11,722
614	Noble Energy, Inc.	12,139
1,148	Occidental Petroleum Corp.	45,599
576	Phillips 66	52,629
215	Pioneer Natural Resources Co.	29,025
Petroleum and Coal Products Manufacturing - 7.5%		275,196

2,436	Chevron Corp.	260,993
1,425	ConocoPhillips	84,688
5,429	Exxon Mobil Corp.	337,249
201	HollyFrontier Corp.	9,029
846	Marathon Petroleum Corp.	46,107
532	Valero Energy Corp.	44,853
Pipeline Transportation - 0.4%		782,919

299	Targa Resources Corp.	10,913
1,556	Williams Companies, Inc.	32,194
Professional, Scientific, and Technical Services - 0.8%		43,107

409	Cerner Corp.	29,379
187	Exact Sciences Corp. (a)	17,443
215	IQVIA Holdings, Inc. (a)	33,379
Publishing Industries (except Internet) - 0.2%		80,201

166	Veeva Systems, Inc. (a)	24,337
Support Activities for Mining - 1.0%
1,124	Halliburton Co.	24,514
352	Hess Corp.	19,913
1,775	Schlumberger Ltd. (a)	59,480

	Direxion MSCI USA Defensives Over Cyclicals ETF
	Schedule of Investments (Unaudited)
	January 31, 2020
Utilities - 13.0%		103,907

853	AES Corp.	16,941
305	Alliant Energy Corp.	18,105
315	Ameren Corp.	25,846
634	American Electric Power Co., Inc.	66,076
232	American Water Works Co., Inc.	31,598
277	Aqua America, Inc.	14,387
151	Atmos Energy Corp.	17,672
645	CenterPoint Energy, Inc.	17,080
297	Cheniere Energy, Inc. (a)	17,594
364	CMS Energy Corp.	24,938
426	Consolidated Edison, Inc.	40,044
1,055	Dominion Energy, Inc.	90,466
234	DTE Energy Co.	31,031
934	Duke Energy Corp.	91,186
460	Edison International	35,213
255	Entergy Corp.	33,538
302	Evergy, Inc.	21,792
416	Eversource Energy	38,455
1,248	Exelon Corp.	59,392
693	FirstEnergy Corp.	35,197
2,614	Kinder Morgan, Inc.	54,554
615	NextEra Energy, Inc.	164,943
479	NiSource, Inc.	14,040
324	NRG Energy, Inc.	11,952
257	OGE Energy Corp.	11,783
529	ONEOK, Inc.	39,606
144	Pinnacle West Capital Corp.	14,067
926	PPL Corp.	33,512
648	Public Service Enterprise Group, Inc.	38,362
352	Sempra Energy	56,545
1,340	Southern Co.	94,336
267	UGI Corp.	11,105
472	Vistra Energy Corp.	10,629
404	WEC Energy Group, Inc.	40,356
660	Xcel Energy, Inc.	45,665
	TOTAL COMMON STOCKS (Cost $9,400,559)	$1,368,006
		10,098,516
SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
23,358	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (b)	$23,358
	TOTAL SHORT TERM INVESTMENTS (Cost $23,358)	$23,358
	TOTAL INVESTMENTS (Cost $9,423,917) - 96.5% (c)	$10,121,874
	Other Assets in Excess of Liabilities - 3.5%	366,949
	TOTAL NET ASSETS - 100.0%	$10,488,823

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,232,911. ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received			Termination			Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Notional Amount	Depreciation
Total return of MSCI USA Defensive
Sectors Index	1.9690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	2,681	$5,722,462	$(89,474)

	Short Total Return Swap Contracts (Unaudited)
		January 31, 2020
Terms of Payments to be Received			Termination			Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Notional Amount	Appreciation
1.7690% representing 1 month LIBOR
rate + spread	Total return of MSCI USA Cyclical Sectors Index	Credit Suisse Capital LLC	12/09/2020	1,872	$5,255,937	$12,907

	Direxion Russell 1000® Growth Over Value ETF
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 95.5%
91,992	iShares Russell 1000 Growth ETF (a)	$16,549,361
	TOTAL INVESTMENT COMPANIES (Cost $15,104,244)	$16,549,361
SHORT TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
490,567	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	$490,567
	TOTAL SHORT TERM INVESTMENTS (Cost $490,567)	$490,567
	TOTAL INVESTMENTS (Cost $15,594,811) - 98.3% (c)	$17,039,928
	Other Assets in Excess of Liabilities - 1.7%	293,501
	TOTAL NET ASSETS - 100.0%	$17,333,429

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,456,642.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received at						Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of Russell 1000® Growth
Index	1.9690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/09/2020	5,225	$9,479,134	$(31,869)

	Short Total Return Swap Contracts (Unaudited)
		January 31, 2020
Terms of Payments to be Received at						Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
1.7690% representing 1 month LIBOR
rate + spread	Total return of Russell 1000® Value Index	Credit Suisse Capital LLC	12/17/2020	6,584	$8,589,879	$(145,454)

	Direxion Russell 1000® Value Over Growth ETF
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 96.3%
147,618	iShares Russell 1000 Value ETF(a)	$19,715,860
	TOTAL INVESTMENT COMPANIES (Cost $18,066,455)	$19,715,860
SHORT TERM INVESTMENTS - 5.5%
Money Market Funds - 5.5%
7	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$7
1,121,175	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	1,121,175
	TOTAL SHORT TERM INVESTMENTS (Cost $1,121,182)	$1,121,182
	TOTAL INVESTMENTS (Cost $19,187,637) - 101.8% (c)	$20,837,042
	Liabilities in Excess of Other Assets - (1.8)%	(359,124)
	TOTAL NET ASSETS - 100.0%	$20,477,918

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,798,964.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of Russell 1000® Value
Index	1.9690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/09/2020	8,357	$11,224,817	$(220,272)

	Short Total Return Swap Contracts (Unaudited)
		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
1.7690% representing 1 month LIBOR
rate + spread	Total return of Russell 1000® Growth Index	Credit Suisse Capital LLC	12/17/2020	5,660	$9,309,472	$(931,500)

	Direxion Russell Large Over Small Cap ETF
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 94.3%
68,634 iShares Russell 1000 ETF (a)(b)		$12,260,778
	TOTAL INVESTMENT COMPANIES (Cost $10,600,659)	$12,260,778
SHORT TERM INVESTMENTS - 27.6%
Money Market Funds - 27.6%
3,333,065	Dreyfus Government Cash Management Institutional Shares, 1.49%(c)(d)	$3,333,065
250,610	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(c)	250,610
	TOTAL SHORT TERM INVESTMENTS (Cost $3,583,675)	$3,583,675
	TOTAL INVESTMENTS (Cost $14,184,334) - 121.9% (e)	$15,844,453
	Liabilities in Excess of Other Assets - (21.9)%	(2,847,528)
	TOTAL NET ASSETS - 100.0%	$12,996,925

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,199,420.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of Russell 1000® Index	1.8690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	4,055	$7,287,434	$(55,297)

	Short Total Return Swap Contracts (Unaudited)
		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
1.6690% representing 1 month LIBOR
rate + spread	Total return of Russell 2000® Index	Credit Suisse Capital LLC	12/17/2020	4,026	$6,356,535	$(143,487)

	Direxion Russell Small Over Large Cap ETF
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 95.7%
31,469 iShares Russell 2000 ETF (a)		$5,051,719
TOTAL INVESTMENT COMPANIES (Cost $4,514,228)		$5,051,719
TOTAL INVESTMENTS (Cost $4,514,228) - 95.7%(b)		$5,051,719
Other Assets in Excess of Liabilities - 4.3%		225,382
TOTAL NET ASSETS - 100.0%		$5,277,101

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,941,595.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of Russell 2000® Index	1.9690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	01/11/2021	1,774	$2,951,656	$(89,661)

	Short Total Return Swap Contracts (Unaudited)
		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
1.7690% representing 1 month LIBOR
rate + spread	Total return of Russell 1000® Index	Credit Suisse Capital LLC	12/17/2020	1,479	$2,658,056	$17,562

PortfolioPlus Developed Markets ETF
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
INVESTMENT COMPANIES - 98.9%
27,150 Vanguard FTSE Developed Markets ETF(a)	$1,160,391
TOTAL INVESTMENT COMPANIES (Cost $1,085,965)	$1,160,391
SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
2 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	$2
TOTAL SHORT TERM INVESTMENTS (Cost $2)	$2
TOTAL INVESTMENTS (Cost $1,085,967) - 98.9% (c)	$1,160,393
Other Assets in Excess of Liabilities - 1.1%	12,489
TOTAL NET ASSETS - 100.0%	$1,172,882

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,115,516.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received at						Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of Vanguard FTSE
Developed Markets ETF	1.9190% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	9,897	$437,088	$(11,118)

	PortfolioPlus Emerging Markets ETF
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 99.6%
40,302	Schwab Emerging Markets Equity ETF(a)	$1,038,986
	TOTAL INVESTMENT COMPANIES (Cost $988,553)	$1,038,986
SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
2	(b)	$2
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $2)	$2
	TOTAL INVESTMENTS (Cost $988,555) - 99.6%(c)	$1,038,988
	Other Assets in Excess of Liabilities - 0.4%	3,709
	TOTAL NET ASSETS - 100.0%	$1,042,697

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $190,490.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of FTSE Emerging Index	1.8190% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	14,300	$381,749	$(14,027)

	PortfolioPlus S&P 500® ETF
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 99.8%
82,406 iShares Core S&P 500 ETF (a)		$26,636,915
	TOTAL INVESTMENT COMPANIES (Cost $21,737,681)	$26,636,915
SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
72,957	(b)	$72,957
	Dreyfus Government Cash Management Institutional Shares, 1.49%
5	(b)	5
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $72,962)	$72,962
	TOTAL INVESTMENTS (Cost $21,810,643) - 100.1%(c)	$26,709,877
	Liabilities in Excess of Other Assets - (0.1)%	(8,963)
	TOTAL NET ASSETS - 100.0%	$26,700,914

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,625,883.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
Total return of S&P 500® Index	1.8690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2020	2,917	$9,263,342	$139,989

PortfolioPlus S&P® Mid Cap ETF
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
INVESTMENT COMPANIES - 99.5%
6,482 iShares Core S&P Mid-Cap ETF (a)	$1,299,382
TOTAL INVESTMENT COMPANIES (Cost $1,117,252)	$1,299,382
SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
2 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	$2
TOTAL SHORT TERM INVESTMENTS (Cost $2)	$2
TOTAL INVESTMENTS (Cost $1,117,254) - 99.5% (c)	$1,299,384
Other Assets in Excess of Liabilities - 0.5%	6,233
TOTAL NET ASSETS - 100.0%	$1,305,617

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,229,824.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of S&P MidCap 400®
Index	1.8190% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	231	$466,383	$(2,850)

	PortfolioPlus S&P® Small Cap ETF
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 99.8%
91,049 iShares Core S&P Small-Cap ETF (a)		$7,327,623
	TOTAL INVESTMENT COMPANIES (Cost $7,071,883)	$7,327,623
SHORT TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
54	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$54
36,034	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	36,034
	TOTAL SHORT TERM INVESTMENTS (Cost $36,088)	$36,088
	TOTAL INVESTMENTS (Cost $7,107,971) - 100.3% (c)	$7,363,711
	Liabilities in Excess of Other Assets - (0.3)%	(20,398)
	TOTAL NET ASSETS - 100.0%	$7,343,313

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,073,984.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of S&P SmallCap 600®
Index	1.8690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	2,639	$2,698,857	$(114,616)

Direxion Daily CSI 300 China A Share Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 17.2%
Money Market Funds - 17.2%
2,636,780 Dreyfus Government Cash Management Institutional Shares, 1.49%(a)	$2,636,780
2,639,694 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)	2,639,694
TOTAL SHORT TERM INVESTMENTS (Cost $5,276,474)(b)	$5,276,474
TOTAL INVESTMENTS (Cost $5,276,474) - 17.2%	$5,276,474
Other Assets in Excess of Liabilities - 82.8%	25,352,297
TOTAL NET ASSETS - 100.0%	$30,628,771

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,276,474.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
.9390% representing 1 month LIBOR	Total return of Deutsche Xtrackers Harvest CSI 300 China A-
rate + spread	Shares ETF	BNP Paribas	9/16/2020	10,212	$277,507	$6,119
.9390% representing 1 month LIBOR	Total return of Deutsche Xtrackers Harvest CSI 300 China A-
rate + spread	Shares ETF	BNP Paribas	11/18/2020	23,658	656,142	26,225
1.9578% representing 1 month LIBOR	Total return of Deutsche Xtrackers Harvest CSI 300 China A-
rate + spread	Shares ETF	Bank of America Merrill Lynch	12/3/2020	411,355	11,545,088	660,563
0.5690% representing 1 month LIBOR	Total return of Deutsche Xtrackers Harvest CSI 300 China A-
rate + spread	Shares ETF	Citibank N.A.	12/10/2020	173,122	4,834,070	226,441
1.5690% representing 1 month LIBOR	Total return of Deutsche Xtrackers Harvest CSI 300 China A-
rate + spread	Shares ETF	Credit Suisse Capital LLC	12/17/2020	250,047	6,987,665	331,745
.9390% representing 1 month LIBOR	Total return of Deutsche Xtrackers Harvest CSI 300 China A-
rate + spread	Shares ETF	BNP Paribas	2/17/2021	33,069	886,076	12,445
.9390% representing 1 month LIBOR	Total return of Deutsche Xtrackers Harvest CSI 300 China A-
rate + spread	Shares ETF	BNP Paribas	2/17/2021	257,891	6,812,118	(1,363)
					$31,998,666	$1,262,175

Direxion Daily S&P 500® Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 22.5%
Money Market Funds - 22.5%
(a)	$3,850,931
3,850,931 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
TOTAL SHORT TERM INVESTMENTS (Cost $3,850,931)(b)	$3,850,931
TOTAL INVESTMENTS (Cost $3,850,931) - 22.5%	$3,850,931
Other Assets in Excess of Liabilities - 77.5%	13,272,012
TOTAL NET ASSETS - 100.0%	$17,122,943

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,850,931.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
1.7990% representing 1 month LIBOR
rate + spread	Total return of S&P 500® Index	Credit Suisse Capital LLC	12/17/2020	5,309	$16,880,400	$(233,551)

Direxion Daily Total Bond Market Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 23.2%
Money Market Funds - 23.2%
(a)	$673,761
673,761 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
(b)	$673,761
TOTAL SHORT TERM INVESTMENTS (Cost $673,761)
TOTAL INVESTMENTS (Cost $673,761) - 23.2%	$673,761
Other Assets in Excess of Liabilities - 76.8%	2,234,962
TOTAL NET ASSETS - 100.0%	$2,908,723

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $673,761.

Short Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
1.2190% representing 1 month LIBOR
rate + spread	Total return of iShares Core U.S. Aggregate Bond ETF	Credit Suisse Capital LLC	12/17/2020	25,370	$2,856,196	$(52,004)

Direxion Daily 20+ Year Treasury Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 25.0%
Money Market Funds - 25.0%
(a)	$414,645
414,645 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
TOTAL SHORT TERM INVESTMENTS (Cost $414,645)(b)	$414,645
TOTAL INVESTMENTS (Cost $414,645) - 25.0%	$414,645
Other Assets in Excess of Liabilities - 75.0%	1,241,615
TOTAL NET ASSETS - 100.0%	$1,656,260

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $414,645.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
1.5690% representing 1 month LIBOR
rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/10/2020	1,936	$268,955	$(13,433)
1.5190% representing 1 month LIBOR
rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse Capital LLC	12/17/2020	9,416	1,303,333	(69,485)
					$1,572,288	$(82,918)

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
INVESTMENT COMPANIES - 36.9%
1,650,657 Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b)	$43,610,358
TOTAL INVESTMENT COMPANIES (Cost $48,495,552)	$43,610,358
SHORT TERM INVESTMENTS - 65.7%
Money Market Funds - 65.7%
66,986,134 Dreyfus Government Cash Management Institutional Shares, 1.49% (c)(d)	$66,986,134
10,672,227 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (c)	10,672,227
TOTAL SHORT TERM INVESTMENTS (Cost $77,658,361)	$77,658,361
(e)	$121,268,719
TOTAL INVESTMENTS (Cost $126,153,913) - 102.6%
Liabilities in Excess of Other Assets - (2.6)%	(3,062,518)
TOTAL NET ASSETS - 100.0%	$118,206,201

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,037,519.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
						Unrealized
Terms of Payments to be Received at						Appreciation
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of Deutsche Xtrackers	1.9090% representing 1 month LIBOR rate +
Harvest CSI 300 China A-Shares ETF	spread	BNP Paribas	8/19/2020	200,113	$5,217,636	$82,522
Total return of Deutsche Xtrackers	1.9090% representing 1 month LIBOR rate +
Harvest CSI 300 China A-Shares ETF	spread	BNP Paribas	8/19/2020	2,493,423	68,891,056	(3,063,799)
Total return of Deutsche Xtrackers	1.9090% representing 1 month LIBOR rate +
Harvest CSI 300 China A-Shares ETF	spread	BNP Paribas	9/16/2020	27,870	736,194	828
Total return of Deutsche Xtrackers	1.9090% representing 1 month LIBOR rate +
Harvest CSI 300 China A-Shares ETF	spread	BNP Paribas	9/16/2020	828,235	22,753,395	(841,807)
Total return of Deutsche Xtrackers	1.9090% representing 1 month LIBOR rate +
Harvest CSI 300 China A-Shares ETF	spread	BNP Paribas	10/21/2020	24,303	659,958	(15,226)
Total return of Deutsche Xtrackers	2.0578% representing 1 month LIBOR rate +
Harvest CSI 300 China A-Shares ETF	spread	Bank of America Merrill Lynch	12/3/2020	1,165,190	34,395,393	(3,557,737)
Total return of Deutsche Xtrackers	1.4190% representing 1 month LIBOR rate +
Harvest CSI 300 China A-Shares ETF	spread	UBS Securities LLC	12/8/2020	500,000	14,070,000	(744,733)
Total return of Deutsche Xtrackers	1.1090% representing 1 month LIBOR rate +
Harvest CSI 300 China A-Shares ETF	spread	Citibank N.A.	12/09/2020	902,990	25,156,683	(1,092,316)
Total return of Deutsche Xtrackers	2.0790% representing 1 month LIBOR rate +
Harvest CSI 300 China A-Shares ETF	spread	Credit Suisse Capital LLC	12/17/2020	1,146,944	32,134,296	(1,616,843)
Total return of Deutsche Xtrackers	1.9090% representing 1 month LIBOR rate +
Harvest CSI 300 China A-Shares ETF	spread	BNP Paribas	2/17/2021	8,510	224,834	-
					$204,239,445	$(10,849,111)

	Direxion Daily CSI China Internet Index Bull 2X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 58.2%
754,312	KraneShares CSI China Internet ETF(a)(b)	$36,274,864
	TOTAL INVESTMENT COMPANIES (Cost $37,260,714)	$36,274,864
SHORT TERM INVESTMENTS - 45.5%
Money Market Funds - 45.5%
25,353,102	(c)(d)	$25,353,102
	Dreyfus Government Cash Management Institutional Shares, 1.49%
2,982,070	(c)	2,982,070
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $28,335,172)	$28,335,172
	TOTAL INVESTMENTS (Cost $65,595,886) - 103.7%(e)	$64,610,036
	Liabilities in Excess of Other Assets - (3.7)%	(2,269,696)
	TOTAL NET ASSETS - 100.0%	$62,340,340

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,435,514.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of KraneShares CSI
China Internet ETF	1.6690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/7/2020	677,301	$34,325,281	$(1,757,632)
Total return of KraneShares CSI
China Internet ETF	2.3190% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	207,176	9,940,237	3,931
Total return of KraneShares CSI
China Internet ETF	0.6690% representing 1 month LIBOR rate + spread	BNP Paribas	12/16/2020	948,052	46,075,327	(535,073)
Total return of KraneShares CSI
China Internet ETF	0.6690% representing 1 month LIBOR rate + spread	BNP Paribas	7/21/2021	5,822	301,174	(21,543)
					$90,642,019	$(2,310,317)

Direxion Daily MSCI European Financials Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
INVESTMENT COMPANIES - 70.3%
271,203 iShares MSCI Europe Financials ETF (a)(b)	$5,030,816
TOTAL INVESTMENT COMPANIES (Cost $5,769,002)	$5,030,816
SHORT TERM INVESTMENTS - 17.1%
Money Market Funds - 17.1%
338,242 Dreyfus Government Cash Management Institutional Shares, 1.49%(c)(d)	$338,242
885,309 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(c)	885,309
TOTAL SHORT TERM INVESTMENTS (Cost $1,223,551)	$1,223,551
TOTAL INVESTMENTS (Cost $6,992,553) - 87.4% (e)	$6,254,367
Other Assets in Excess of Liabilities - 12.6%	904,070
TOTAL NET ASSETS - 100.0%	$7,158,437

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,417,551.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received at						Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of iShares MSCI Europe
Financials ETF	2.1690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	283,375	$5,531,269	$(289,094)
Total return of iShares MSCI Europe
Financials ETF	2.1190% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	217,227	4,165,444	(110,687)
					$9,696,713	$(399,781)

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
INVESTMENT COMPANIES - 98.8%
37,058 iShares Core S&P 500 ETF(a)	$11,978,628
TOTAL INVESTMENT COMPANIES (Cost $10,025,784	$11,978,628
SHORT TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
195,238 Dreyfus Government Cash Management Institutional Shares, 1.49% (b)	$195,238
TOTAL SHORT TERM INVESTMENTS (Cost $195,238)	$195,238
(c)	$12,173,866
TOTAL INVESTMENTS (Cost $10,221,022) - 100.4%
Liabilities in Excess of Other Assets - (0.4)%	(44,961)
TOTAL NET ASSETS - 100.0%	$12,128,905

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,185,31

Long Total Return Swap Contracts (Unaudited

January 31, 2020

Terms of Payments to be Received			Termination		Notional	Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Amount	Depreciation
Total return of S&P 500® Index	1.9578% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/11/2020	3,807	$12,623,431	$(348,284)

Direxion Daily Small Cap Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
INVESTMENT COMPANIES - 94.4%
19,425 iShares Russell 2000 ETF (a)	$3,118,295
TOTAL INVESTMENT COMPANIES (Cost $2,733,563)	$3,118,295
SHORT TERM INVESTMENTS - 7.5%
Money Market Funds - 7.5%
247,118 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	$247,118
TOTAL SHORT TERM INVESTMENTS (Cost $247,118)	$247,118
TOTAL INVESTMENTS (Cost $2,980,681) - 101.9% (c)	$3,365,413
Liabilities in Excess of Other Assets - (1.9)%	(63,521)
TOTAL NET ASSETS - 100.0%	$3,301,892

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,129,493.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of Russell 2000® Index	2.0390% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2020	605	$999,115	$(23,484)
Total return of Russell 2000® Index	1.9190% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	1,554	2,601,615	(95,569)
					$3,600,730	$(119,053)

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
INVESTMENT COMPANIES - 77.7%
166,441 iShares Core S&P Mid-Cap ETF(a)	$33,364,763
TOTAL INVESTMENT COMPANIES (Cost $32,167,147)	$33,364,763
SHORT TERM INVESTMENTS - 23.8%
Money Market Funds - 23.8%
(b)	$10,084,346
10,084,346 Dreyfus Government Cash Management Institutional Shares, 1.49%
(b)	134,818
134,818 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
TOTAL SHORT TERM INVESTMENTS (Cost $10,219,164)	$10,219,164
TOTAL INVESTMENTS (Cost $42,386,311) - 101.5%(c)	$43,583,927
Liabilities in Excess of Other Assets - (1.5)%	(635,196)
TOTAL NET ASSETS - 100.0%	$42,948,731

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,897,868.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
						Unrealized
Terms of Payments to be Received at						Appreciation
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of S&P MidCap 400®
Index	2.0190% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	1,448	$2,788,406	$114,017
Total return of S&P MidCap 400®
Index	2.0190% representing 1 month LIBOR rate + spread	BNP Paribas	9/16/2020	7,364	14,128,836	625,153
Total return of S&P MidCap 400®
Index	2.0190% representing 1 month LIBOR rate + spread	BNP Paribas	10/21/2020	1,229	2,350,962	111,904
Total return of S&P MidCap 400®
Index	2.0190% representing 1 month LIBOR rate + spread	BNP Paribas	11/18/2020	2,146	4,232,167	71,934
Total return of S&P MidCap 400®
Index	1.9578% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	14,168	28,600,927	(180,011)
Total return of S&P MidCap 400®
Index	1.9990% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	21,216	43,595,242	(1,041,993)
					$95,696,540	$(298,996)

	Direxion Daily Mid Cap Bear 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares	59.7%	Fair Value
SHORT TERM INVESTMENTS -
Money Market Funds - 59.7%
337,479	(a)	$337,479
	Dreyfus Government Cash Management Institutional Shares, 1.49%
2,651,523	(a)	2,651,523
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	(b)	$2,989,002
	TOTAL SHORT TERM INVESTMENTS (Cost $2,989,002)
	TOTAL INVESTMENTS (Cost $2,989,002) - 59.7%	$2,989,002
	Other Assets in Excess of Liabilities - 40.3%	2,017,117
	TOTAL NET ASSETS - 100.0%	$5,006,119

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,989,002.

Short Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received						Unrealized Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
1.5390% representing 1 month LIBOR
rate + spread	Total return of S&P MidCap 400® Index	BNP Paribas	10/21/2020	115	221,409	(9,571)
1.7378% representing 1 month LIBOR
rate + spread	Total return of S&P MidCap 400® Index	Bank of America Merrill Lynch	12/3/2020	1,219	2,459,458	12,892
1.7490% representing 1 month LIBOR
rate + spread	Total return of S&P MidCap 400® Index	Credit Suisse Capital LLC	12/17/2020	5,762	11,845,349	281,512
1.5390% representing 1 month LIBOR
rate + spread	Total return of S&P MidCap 400® Index	BNP Paribas	2/17/2021	386	785,727	10,857
					$15,311,943	$295,690

	Direxion Daily S&P 500® Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 74.8%
2,450,908 iShares Core S&P 500 ETF (a)		$792,231,502
	TOTAL INVESTMENT COMPANIES (Cost $748,127,047)	$792,231,502
SHORT TERM INVESTMENTS - 17.8%
Money Market Funds - 17.8%
107,911,665	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$107,911,665
69,748,694	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	69,748,694
10,720,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 1.39%(b)	10,720,000
	TOTAL SHORT TERM INVESTMENTS (Cost $188,380,359)	$188,380,359
	TOTAL INVESTMENTS (Cost $936,507,406) - 92.6% (c)	$980,611,861
	Other Assets in Excess of Liabilities - 7.4%	78,656,804
	TOTAL NET ASSETS - 100.0%	$1,059,268,665

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $941,880,598.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of S&P 500® Index	2.1190% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	8,132	$22,324,608	$3,808,275
Total return of S&P 500® Index	2.1190% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	9,390	27,014,047	3,162,596
Total return of S&P 500® Index	1.9978% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	204,903	642,878,579	17,647,455
Total return of S&P 500® Index	1.9890% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	180,857	577,193,139	5,812,984
Total return of S&P 500® Index	2.0090% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	183,846	587,797,809	4,764,028
Total return of S&P 500® Index	2.1690% representing 1 month LIBOR rate + spread	Citibank N.A.	12/15/2020	121,669	387,685,678	4,394,039
Total return of S&P 500® Index	2.0078% representing 1 month LIBOR rate + spread	J.P. Morgan	12/17/2020	30,808	101,552,584	(2,195,352)
					$2,346,446,444	$37,394,025

	Direxion Daily S&P 500® Bear 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
SHORT TERM INVESTMENTS - 52.1%
Money Market Funds - 52.1%
129,639,329	Dreyfus Government Cash Management Institutional Shares, 1.49%(a)	$129,639,329
106,977,689	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)	106,977,689
46,868,426	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 1.39%(a)	46,868,426
	TOTAL SHORT TERM INVESTMENTS (Cost $283,485,444)(b)	$283,485,444
	TOTAL INVESTMENTS (Cost $283,485,444) - 52.1%	$283,485,444
	Other Assets in Excess of Liabilities - 47.9%	260,949,904
	TOTAL NET ASSETS - 100.0%	$544,435,348

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $283,485,444.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
1.7853% representing 1 month LIBOR
rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/3/2020	178,040	$583,301,770	$8,966,608
1.7690% representing 1 month LIBOR
rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/7/2020	74,482	239,694,171	(478,260)
1.9690% representing 1 month LIBOR
rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/14/2020	85,122	269,734,594	(4,624,832)
1.7990% representing 1 month LIBOR
rate + spread	Total return of S&P 500® Index	Credit Suisse Capital LLC	12/15/2020	100,286	323,007,555	(397,727)
1.7690% representing 1 month LIBOR
rate + spread	Total return of S&P 500® Index	J.P. Morgan	12/15/2020	68,458	222,392,853	1,583,783
					$1,638,130,943	$5,049,572

	Direxion Daily Small Cap Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 57.5%
2,218,387	iShares Russell 2000 ETF (a)(b)	$356,117,665
	TOTAL INVESTMENT COMPANIES (Cost $364,424,215)	$356,117,665
SHORT TERM INVESTMENTS - 34.0%
Money Market Funds - 34.0%
123,328,725	(c)(d)	$123,328,725
	Dreyfus Government Cash Management Institutional Shares, 1.49%
87,626,506	(c)	87,626,506
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $210,955,231)	$210,955,231
	TOTAL INVESTMENTS (Cost $575,379,446) - 91.5%(e)	$567,072,896
	Other Assets in Excess of Liabilities - 8.5%	52,631,332
	TOTAL NET ASSETS - 100.0%	$619,704,228

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $414,174,813.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of Russell 2000® Index	1.9690% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	97,890	$154,335,688	$2,519,143
Total return of Russell 2000® Index	1.9690% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	2,871	4,378,169	227,426
Total return of Russell 2000® Index	1.9690% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	16,660	25,924,646	816,597
Total return of Russell 2000® Index	1.8978% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	284,499	463,624,976	(4,826,322)
Total return of Russell 2000® Index	2.0190% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	272,893	445,341,182	(5,301,836)
Total return of Russell 2000® Index	1.9690% representing 1 month LIBOR rate + spread	BNP Paribas	12/16/2020	5,000	8,111,147	(50,539)
Total return of Russell 2000® Index	1.9190% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	171,744	282,613,539	(5,692,503)
Total return of Russell 2000® Index	2.0390% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2020	79,663	133,398,076	(4,930,015)
					$1,517,727,423	$(17,238,049)

	Direxion Daily Small Cap Bear 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
SHORT TERM INVESTMENTS - 54.2%
Money Market Funds - 54.2%
108,502,563	Dreyfus Government Cash Management Institutional Shares, 1.49%(a)	$108,502,563
83,879,330	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)	83,879,330
	TOTAL SHORT TERM INVESTMENTS (Cost $192,381,893)(b)	$192,381,893
	TOTAL INVESTMENTS (Cost $192,381,893) - 54.2%	$192,381,893
	Other Assets in Excess of Liabilities - 45.8%	162,296,360
	TOTAL NET ASSETS - 100.0%	$354,678,253

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $192,381,893.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
1.7690% representing 1 month LIBOR
rate + spread	Total return of Russell 2000® Index	BNP Paribas	5/20/2020	8,446	12,860,694	(717,217)
1.7690% representing 1 month LIBOR
rate + spread	Total return of Russell 2000® Index	BNP Paribas	6/17/2020	3,168	4,830,992	(257,969)
1.7690% representing 1 month LIBOR
rate + spread	Total return of Russell 2000® Index	BNP Paribas	10/21/2020	29,417	43,915,250	(3,497,805)
1.7690% representing 1 month LIBOR
rate + spread	Total return of Russell 2000® Index	BNP Paribas	11/18/2020	27,174	43,306,421	(511,069)
1.6878% representing 1 month LIBOR
rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/3/2020	174,877	284,982,882	2,882,877
1.8190% representing 1 month LIBOR
rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/7/2020	109,545	179,851,380	3,158,160
1.7190% representing 1 month LIBOR
rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/09/2020	69,003	114,888,695	3,532,770
1.7190% representing 1 month LIBOR
rate + spread	Total return of Russell 2000® Index	Credit Suisse Capital LLC	12/10/2020	172,853	283,601,479	4,789,656
1.7690% representing 1 month LIBOR
rate + spread	Total return of Russell 2000® Index	BNP Paribas	12/16/2020	13,322	21,097,321	(386,357)
1.7690% representing 1 month LIBOR
rate + spread	Total return of Russell 2000® Index	BNP Paribas	2/17/2021	51,455	83,034,899	(16,610)
					$1,072,370,013	$8,976,436

	Direxion Daily FTSE China Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 47.8%
3,953,239	iShares China Large-Cap ETF (a)(b)	$157,101,718
	TOTAL INVESTMENT COMPANIES (Cost $164,662,176)	$157,101,718
SHORT TERM INVESTMENTS - 44.8%
Money Market Funds - 44.8%
74,215,311	Dreyfus Government Cash Management Institutional Shares, 1.49%(c)(d)	$76,945,311
70,332,982	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (c)	70,332,982
	TOTAL SHORT TERM INVESTMENTS (Cost $147,278,293)	$147,278,293
	TOTAL INVESTMENTS (Cost $311,940,469) - 92.6% (e)	$304,380,011
	Other Assets in Excess of Liabilities - 7.4%	24,483,803
	TOTAL NET ASSETS - 100.0%	$328,863,814

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $218,409,396.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received at						Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of iShares China Large-
Cap ETF	2.1578% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/26/2020	4,028,642	$171,519,845	$(10,194,591)
Total return of iShares China Large-
Cap ETF	2.0290% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	9,487,453	393,293,792	(11,347,942)
Total return of iShares China Large-
Cap ETF	2.0190% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	7,357,086	318,450,344	(24,197,174)
					$883,263,981	$(45,739,707)

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 47.8%
Money Market Funds - 47.8%
(a)	$57,424,885
57,424,885 Dreyfus Government Cash Management Institutional Shares, 1.49%
(a)	32,738,106
32,738,106 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
TOTAL SHORT TERM INVESTMENTS (Cost $90,162,991)(b)	$90,162,991
TOTAL INVESTMENTS (Cost $90,162,991) - 47.8%	$90,162,991
Other Assets in Excess of Liabilities - 52.2%	98,351,551
TOTAL NET ASSETS - 100.0%	$188,514,542

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $90,162,991.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
2.0578% representing 1 month LIBOR
rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/3/2020	2,922,229	$124,739,879	$6,732,695
1.6690% representing 1 month LIBOR
rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/9/2020	7,551,677	306,867,826	6,808,092
1.7190% representing 1 month LIBOR
rate + spread	Total return of iShares China Large-Cap ETF	Credit Suisse Capital LLC	12/15/2020	3,758,007	158,611,834	9,357,082
					$590,219,539	$22,897,869

	Direxion Daily FTSE Europe Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 40.4%
208,581	Vanguard FTSE Europe ETF (a)	$11,845,315
	TOTAL INVESTMENT COMPANIES (Cost $11,489,037)	$11,845,315
SHORT TERM INVESTMENTS - 49.9%
Money Market Funds - 49.9%
9,048,654	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$9,048,654
5,564,818	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	5,564,818
	TOTAL SHORT TERM INVESTMENTS (Cost $14,613,472)	$14,613,472
	TOTAL INVESTMENTS (Cost $26,102,509) - 90.3% (c)	$26,458,787
	Other Assets in Excess of Liabilities - 9.7%	2,833,297
	TOTAL NET ASSETS - 100.0%	$29,292,084

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,203,622.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of Vanguard FTSE
Europe ETF	2.3690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	561,067	$32,342,850	$(423,138)
Total return of Vanguard FTSE
Europe ETF	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	1/20/2021	742,407	43,038,067	(763,536)
Total return of Vanguard FTSE
Europe ETF	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	35,357	2,038,638	(31,246)
					$77,419,555	$(1,217,920)

	Direxion Daily Latin America Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 16.4%
38,001	iShares Latin America 40 ETF (a)	$1,189,431
	TOTAL INVESTMENT COMPANIES (Cost $1,262,355)	$1,189,431
SHORT TERM INVESTMENTS - 74.8%
Money Market Funds - 74.8%
5,218,598	Dreyfus Government Cash Management Institutional Shares, 1.49% (b)	$5,218,598
204,718	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (b)	204,718
	TOTAL SHORT TERM INVESTMENTS (Cost $5,423,316)	$5,423,316
	TOTAL INVESTMENTS (Cost $6,685,671) - 91.2% (c)	$6,612,747
	Other Assets in Excess of Liabilities - 8.8%	635,944
	TOTAL NET ASSETS - 100.0%	$7,248,691

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,526,484.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received at			Termination		Notional	Unrealized
						Appreciation
Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Amount	(Depreciation)
Total return of iShares Latin America
40 ETF	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	5,120	$169,762	$60,105
Total return of iShares Latin America
40 ETF	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	24,454	770,210	794
Total return of iShares Latin America
40 ETF	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	72,086	2,312,493	(39,579)
Total return of iShares Latin America
40 ETF	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	9/16/2020	160,607	4,956,644	115,173
Total return of iShares Latin America
40 ETF	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	10/21/2020	42,574	1,352,421	(4,711)
Total return of iShares Latin America
40 ETF	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	11/18/2020	14,567	468,568	(7,070)
Total return of iShares Latin America
40 ETF	2.1078% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	289,321	9,718,344	(624,333)
Total return of iShares Latin America
40 ETF	2.1690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	48,054	1,666,713	(163,795)
					$21,415,155	$(663,416)

	Direxion Daily MSCI Brazil Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 47.4%
3,504,491	iShares MSCI Brazil Capped ETF(a)(b)	$153,356,526
	TOTAL INVESTMENT COMPANIES (Cost $159,520,677)	$153,356,526
SHORT TERM INVESTMENTS - 50.9%
Money Market Funds - 50.9%
67,986,828	(c)(d)	$67,986,828
	Dreyfus Government Cash Management Institutional Shares, 1.49%
96,352,805	(c)	96,352,805
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $164,339,633)	$164,339,633
	TOTAL INVESTMENTS (Cost $323,860,310) - 98.3%(e)	$317,696,159
	Other Assets in Excess of Liabilities - 1.7%	5,379,062
	TOTAL NET ASSETS - 100.0%	$323,075,221

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $239,703,455.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
						Unrealized
Terms of Payments to be Received at						Appreciation
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of iShares MSCI Brazil
Capped ETF	2.1578% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	4/27/2020	2,771,919	$118,054,086	$4,200,881
Total return of iShares MSCI Brazil
Capped ETF	2.0690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	2,952,439	136,177,092	(7,048,191)
Total return of iShares MSCI Brazil
Capped ETF	2.1690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	10,926,307	510,258,536	(32,303,320)
Total return of iShares MSCI Brazil
Capped ETF	2.0690% representing 1 month LIBOR rate + spread	BNP Paribas	12/16/2020	315,745	14,186,102	1,728,761
Total return of iShares MSCI Brazil
Capped ETF	2.0690% representing 1 month LIBOR rate + spread	BNP Paribas	1/20/2021	856,303	40,413,215	(2,979,399)
Total return of iShares MSCI Brazil
Capped ETF	2.0690% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	821,797	38,229,423	(2,291,755)
					$857,318,454	$(38,693,023)

Direxion Daily MSCI Developed Markets Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
INVESTMENT COMPANIES - 48.9%
121,514 iShares MSCI EAFE ETF (a)	$8,199,765
TOTAL INVESTMENT COMPANIES (Cost $8,193,609)	$8,199,765
SHORT TERM INVESTMENTS - 37.3%
Money Market Funds - 37.3%
6,265,910 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	$6,265,910
TOTAL SHORT TERM INVESTMENTS (Cost $6,265,910)	$6,265,910
TOTAL INVESTMENTS (Cost $14,459,519) - 86.2% (c)	$14,465,675
Other Assets in Excess of Liabilities - 13.8%	2,312,766
TOTAL NET ASSETS - 100.0%	$16,778,441

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,020,604.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of iShares MSCI EAFE
ETF	2.2190% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	267,957	$18,548,006	$(326,460)
Total return of iShares MSCI EAFE
ETF	2.0090% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	356,471	24,687,032	(689,427)
					$43,235,038	$(1,015,887)

Direxion Daily MSCI Developed Markets Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 58.2%
Money Market Funds - 58.2%
(a)	$5,813,020
5,813,020 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
TOTAL SHORT TERM INVESTMENTS (Cost $5,813,020)(b)	$5,813,020
TOTAL INVESTMENTS (Cost $5,813,020) - 58.2%	$5,813,020
Other Assets in Excess of Liabilities - 41.8%	4,183,088
TOTAL NET ASSETS - 100.0%	$9,996,108

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,813,020.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
1.7890% representing 1 month LIBOR
rate + spread	Total return of iShares MSCI EAFE ETF	Credit Suisse Capital LLC	12/17/2020	444,405	$29,988,449	$(319)

	Direxion Daily MSCI Emerging Markets Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 45.8%
2,044,200 iShares MSCI Emerging Markets ETF(a)		$86,081,262
	TOTAL INVESTMENT COMPANIES (Cost $88,955,857)	$86,081,262
SHORT TERM INVESTMENTS - 43.0%
Money Market Funds - 43.0%
32,713,570	(b)	$32,713,570
	Dreyfus Government Cash Management Institutional Shares, 1.49%
47,580,001	(b)	47,580,001
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
470,000	(b)	470,000
	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 1.39%
	TOTAL SHORT TERM INVESTMENTS (Cost $80,763,571)	$80,763,571
	TOTAL INVESTMENTS (Cost $169,719,428) - 88.8%(c)	$166,844,833
	Other Assets in Excess of Liabilities - 11.2%	21,145,237
	TOTAL NET ASSETS - 100.0%	$187,990,070

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $162,522,536.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of iShares MSCI
Emerging Markets ETF	1.8390% representing 1 month LIBOR rate + spread	BNP Paribas	9/16/2020	255	$10,358	$547,616
Total return of iShares MSCI
Emerging Markets ETF	1.8390% representing 1 month LIBOR rate + spread	BNP Paribas	10/21/2020	716,500	29,888,010	747,985
Total return of iShares MSCI
Emerging Markets ETF	1.8390% representing 1 month LIBOR rate + spread	BNP Paribas	11/18/2020	530,714	22,530,515	185,970
Total return of iShares MSCI
Emerging Markets ETF	1.8390% representing 1 month LIBOR rate + spread	BNP Paribas	11/18/2020	924,887	40,020,091	(411,598)
Total return of iShares MSCI
Emerging Markets ETF	1.8890% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	3,719,070	160,894,831	(1,804,462)
Total return of iShares MSCI
Emerging Markets ETF	1.9990% representing 1 month LIBOR rate + spread	Citibank N.A.	12/15/2020	1,580,796	72,504,926	(6,009,856)
Total return of iShares MSCI
Emerging Markets ETF	2.0690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	2,805,372	124,670,732	(4,299,213)
Total return of iShares MSCI
Emerging Markets ETF	1.8390% representing 1 month LIBOR rate + spread	BNP Paribas	1/20/2021	826,965	36,787,203	(1,644,475)
Total return of iShares MSCI
Emerging Markets ETF	1.8390% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	44,391	2,017,086	(148,915)
Total return of iShares MSCI
Emerging Markets ETF	2.0094% representing 1 month LIBOR rate + spread	J.P. Morgan	2/23/2021	200,000	9,087,363	(669,928)
					$498,411,115	$(13,506,876)

Direxion Daily MSCI Emerging Markets Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 62.5%
Money Market Funds - 62.5%
38,148,462 Dreyfus Government Cash Management Institutional Shares, 1.49% (a)	$38,148,462
11,423,042 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)	11,423,042
TOTAL SHORT TERM INVESTMENTS (Cost $49,571,504)(b)	$49,571,504
TOTAL INVESTMENTS (Cost $49,571,504) - 62.5%	$49,571,504
Other Assets in Excess of Liabilities - 37.5%	29,772,683
TOTAL NET ASSETS - 100.0%	$79,344,187

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,571,504.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
1.5690% representing 1 month LIBOR
rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	8/19/2020	195,697	$7,641,968	$(1,001,482)
1.5690% representing 1 month LIBOR
rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	10/21/2020	655,263	26,978,851	(1,056,185)
1.5690% representing 1 month LIBOR
rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	11/18/2020	551,139	23,385,644	(228,619)
1.5690% representing 1 month LIBOR
rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/9/2020	2,189,991	95,426,857	2,370,030
1.5690% representing 1 month LIBOR
rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	12/16/2020	309,544	13,165,315	(119,748)
1.6690% representing 1 month LIBOR
rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/17/2020	1,277,275	57,115,142	3,363,653
1.5690% representing 1 month LIBOR
rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	1/20/2021	47,352	2,108,657	109,925
1.5690% representing 1 month LIBOR
rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	2/17/2021	426,570	19,083,339	1,127,312
					$244,905,773	$4,564,886

Direxion Daily MSCI India Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
INVESTMENT COMPANIES - 46.7%
866,972 iShares MSCI India ETF (a)	$29,901,864
TOTAL INVESTMENT COMPANIES (Cost $29,263,145)	$29,901,864
SHORT TERM INVESTMENTS - 36.3%
Money Market Funds - 35.6%
12,397,210 Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$12,397,210
10,855,911 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	10,855,911
TOTAL SHORT TERM INVESTMENTS (Cost $23,253,121)	$23,253,121
TOTAL INVESTMENTS (Cost $52,516,266) - 83.0% (c)	$53,154,985
Other Assets in Excess of Liabilities - 17.0%	10,910,957
TOTAL NET ASSETS - 100.0%	$64,065,942

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $53,137,646.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of iShares MSCI India
ETF	2.1078% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	4/27/2020	1,584,541	$54,599,619	$(208,246)
Total return of iShares MSCI India
ETF	2.2190% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	1,620,813	56,926,938	(1,134,688)
Total return of iShares MSCI India
ETF	2.3190% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	1,500,321	52,606,642	(988,810)
					$164,133,199	$(2,331,744)

	Direxion Daily MSCI Japan Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 49.1%
99,833 iShares MSCI Japan ETF(a)		$5,765,356
	TOTAL INVESTMENT COMPANIES (Cost $5,928,385)	$5,765,356
SHORT TERM INVESTMENTS - 27.2%
Money Market Funds - 27.2%
2,619,497	(b)	$2,619,497
	Dreyfus Government Cash Management Institutional Shares, 1.49%
577,095	(b)	577,095
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $3,196,592)	$3,196,592
	TOTAL INVESTMENTS (Cost $9,124,977) - 76.3%(c)	$8,961,948
	Other Assets in Excess of Liabilities - 23.7%	2,791,747
	TOTAL NET ASSETS - 100.0%	$11,753,695

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,961,948.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Japan
ETF	2.1690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	249,400	$15,004,080	$(545,291)
Total return of iShares MSCI Japan
ETF	2.1190% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2020	261,358	15,574,974	(438,295)
					$30,579,054	$(983,586)

	Direxion Daily MSCI Mexico Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 48.7%
119,981 iShares MSCI Mexico ETF(a)(b)		$5,502,329
	TOTAL INVESTMENT COMPANIES (Cost $5,545,165)	$5,502,329
SHORT TERM INVESTMENTS - 71.3%
Money Market Funds - 71.3%
8,066,372	(c)(d)	$8,066,372
	Dreyfus Government Cash Management Institutional Shares, 1.49%
13	(c)	13
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $8,066,385)	$8,066,385
	TOTAL INVESTMENTS (Cost $13,611,550) - 120.0%(e)	$13,568,714
	Liabilities in Excess of Other Assets - (20.0)%	(2,262,526)
	TOTAL NET ASSETS - 100.0%	$11,306,188

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,892,326.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of iShares MSCI Mexico
Capped ETF	2.0078% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	288,516	$13,445,804	$(238,704)
Total return of iShares MSCI Mexico
Capped ETF	1.5690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	315,266	14,083,525	473,021
Total return of iShares MSCI Mexico
Capped ETF	1.6453% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	15,865	749,416	(21,916)
					$28,278,745	$212,401

	Direxion Daily MSCI South Korea Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 47.7%
124,797 iShares MSCI South Korea Capped ETF (a)		$7,194,547
	TOTAL INVESTMENT COMPANIES (Cost $7,426,627)	$7,194,547
SHORT TERM INVESTMENTS - 45.2%
Money Market Funds - 45.2%
2,670,289	(b)	$2,670,289
	Dreyfus Government Cash Management Institutional Shares, 1.49%
3,559,103	(b)	3,559,103
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
600,000	(b)	600,000
	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 1.39%
	TOTAL SHORT TERM INVESTMENTS (Cost $6,829,392)	$6,829,392
	TOTAL INVESTMENTS (Cost $14,256,019) - 92.9%(c)	$14,023,939
	Other Assets in Excess of Liabilities - 7.1%	1,069,171
	TOTAL NET ASSETS - 100.0%	$15,093,110

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,015,006.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of iShares MSCI South
Korea Capped ETF	2.1690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2020	436,566	$26,438,294	$(1,337,711)
Total return of iShares MSCI South
Korea Capped ETF	2.1690% representing 1 month LIBOR rate + spread	BNP Paribas	12/16/2020	51,034	3,008,546	192,305
Total return of iShares MSCI South
Korea Capped ETF	2.1690% representing 1 month LIBOR rate + spread	BNP Paribas	1/20/2021	122,834	7,595,200	(502,732)
Total return of iShares MSCI South
Korea Capped ETF	2.1190% representing 1 month LIBOR rate + spread	J.P. Morgan	2/16/2021	49,195	3,153,249	(320,429)
Total return of iShares MSCI South
Korea Capped ETF	2.1690% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	1,014	61,562	(3,120)
					$40,256,851	$(1,971,687)

	Direxion Daily Russia Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 34.4%
931,433	VanEck VectorsTM Russia ETF(a)	$22,913,252
	TOTAL INVESTMENT COMPANIES (Cost $24,071,763)	$22,913,252
SHORT TERM INVESTMENTS - 66.9%
Money Market Funds - 66.9%
23,791,677	(b)	$23,791,677
	Dreyfus Government Cash Management Institutional Shares, 1.49%
20,756,606	(b)	20,756,606
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $44,548,283)	$44,548,283
	TOTAL INVESTMENTS (Cost $68,620,046) - 101.3%(c)	$67,461,535
	Liabilities in Excess of Other Assets - (1.3)%	(882,652)
	TOTAL NET ASSETS - 100.0%	$66,578,883

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,310,549.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of VanEck VectorsTM
Russia ETF	2.0878% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	1,392,109	$35,610,148	$506,390
Total return of VanEck VectorsTM
Russia ETF	2.2690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	1,355,875	34,873,105	297,763
Total return of VanEck VectorsTM
Russia ETF	2.1490% representing 1 month LIBOR rate + spread	BNP Paribas	12/16/2020	422,774	10,330,593	2,631,308
Total return of VanEck VectorsTM
Russia ETF	2.5090% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	2,459,306	63,562,274	(1,657,683)
Total return of VanEck VectorsTM
Russia ETF	2.1490% representing 1 month LIBOR rate + spread	BNP Paribas	1/20/2021	1,246,764	30,874,862	(281,581)
Total return of VanEck VectorsTM
Russia ETF	2.1490% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	311,305	7,934,075	(278,239)
					$183,185,057	$1,217,958

Direxion Daily Russia Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 81.5%
Money Market Funds - 81.5%
11,088,326 Dreyfus Government Cash Management Institutional Shares, 1.49% (a)	$11,088,326
8,664,123 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (a)	8,664,123
(b)	$19,752,449
TOTAL SHORT TERM INVESTMENTS (Cost $19,752,449)
TOTAL INVESTMENTS (Cost $19,752,449) - 81.5%	$19,752,449
Other Assets in Excess of Liabilities - 18.5%	4,469,416
TOTAL NET ASSETS - 100.0%	$24,221,865

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated

(a)Represents annualized seven-day yield at January 31, 2020

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,752,44

Short Total Return Swap Contracts (Unaudited

January 31, 2020

						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
1.9490% representing 1 month
LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	BNP Paribas	11/18/2020	195,491	$4,811,447	$(623,494)
1.9878% representing 1 month
LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Bank of America Merrill Lynch	12/3/2020	632,485	16,178,966	(232,183)
2.1190% representing 1 month
LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Credit Suisse Capital LLC	12/10/2020	1,348,055	34,236,688	806,618
1.9490% representing 1 month
LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	BNP Paribas	12/16/2020	208,684	5,119,542	(287,379)
1.9490% representing 1 month
LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	BNP Paribas	1/20/2021	66,059	1,634,960	13,638
1.9490% representing 1 month
LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	BNP Paribas	2/17/2021	503,234	12,807,309	432,936
					$74,788,912	$110,136

	Direxion Daily Aerospace & Defense Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 68.7%
Computer and Electronic Product Manufacturing - 12.4%
8,675	Aerojet Rocketdyne Holdings, Inc. (a)	$451,707
3,748	Cubic Corp.	244,707
9,568	L3 Harris Technologies, Inc.	2,117,686
6,656	Mercury Systems, Inc. (a)	510,848
3,862	Moog, Inc. Class A	346,074
5,446	Northrop Grumman Corp.	2,039,908
8,719	Raytheon Co.	1,926,376
Electrical Equipment, Appliance, and Component Manufacturing - 0.9%		7,637,306

7,110	Axon Enterprise, Inc. (a)	546,119
Fabricated Metal Product Manufacturing - 3.4%
6,569	American Outdoor Brands Corp. (a)	61,880
11,413	BWX Technologies, Inc.	725,753
5,114	Curtiss-Wright Corp.	743,729
2,998	RBC Bearings, Inc. (a)	466,219
1,989	Sturm, Ruger & Co, Inc.	98,495
Merchant Wholesalers, Durable Goods - 3.3%		2,096,076

10,110	Hexcel Corp.	750,364
4,901	Huntington Ingalls Industries, Inc.	1,279,161
Miscellaneous Manufacturing - 2.0%		2,029,525

27,351	Textron, Inc.	1,256,232
Paper Manufacturing - 0.1%
2,768	Astronics Corp. (a)	69,754
Primary Metal Manufacturing - 2.3%
46,412	Arconic, Inc.	1,390,039
Professional, Scientific, and Technical Services - 2.8%
2,259	Parsons Corp. (a)	92,393
4,369	Teledyne Technologies, Inc. (a)	1,594,947
Textile Mills - 0.1%		1,687,340

605	National Presto Industries, Inc.	52,144
Transportation Equipment Manufacturing - 41.4%
3,938	AAR Corp.	167,680
2,586	AeroVironment, Inc. (a)	172,253
27,129	Boeing Co.	8,634,347
10,594	General Dynamics Corp.	1,858,611
8,662	HEICO Corp.	832,851
4,836	HEICO Corp. Class A	592,072
10,824	Kratos Defense & Security Solutions, Inc. (a)	198,512
6,500	Lockheed Martin Corp.	2,782,780
12,403	Spirit AeroSystems Holdings, Inc.	810,164
3,331	TransDigm Group, Inc.	2,142,766
6,002	Triumph Group, Inc.	122,621
47,433	United Technologies Corp.	7,124,437
		25,439,094
	TOTAL COMMON STOCKS (Cost $41,105,993)	$42,203,629
SHORT TERM INVESTMENTS - 16.3%
Money Market Funds - 16.3%
8,734,403	(b)	$8,734,403
	Dreyfus Government Cash Management Institutional Shares, 1.49%
1,300,734	(b)	1,300,734
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $10,035,137)	$10,035,137
	TOTAL INVESTMENTS (Cost $51,141,130) - 85.0%(c)	$52,238,766
	Other Assets in Excess of Liabilities - 15.0%	9,232,229
	TOTAL NET ASSETS - 100.0%	$61,470,995

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,949,598.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received						Unrealized Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of Dow Jones U.S. Select
Aerospace & Defense Index	2.0690% representing 1 month LIBOR rate + spread	UBS Securities LLC	3/12/2020	2,871	$82,327,905	$(275,504)
Total return of Dow Jones U.S. Select
Aerospace & Defense Index	2.3190% representing 1 month LIBOR rate + spread	Citibank N.A.	12/15/2020	362	10,151,054	187,814
Total return of Dow Jones U.S. Select
Aerospace & Defense Index	2.2690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	1,735	49,483,174	61,637
					$141,962,133	$(26,053)

	Direxion Daily Communication Services Index Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 86.2%
Amusement, Gambling, and Recreation Industries - 3.6%
1,048	The Walt Disney Co.	$144,949
Broadcasting (except Internet) - 14.3%
323	Charter Communications, Inc. (a)	167,140
3,520	Comcast Corp. Class A	152,029
682	Discovery Communications, Inc. Class A(a)	19,956
1,447	Discovery Communications, Inc. Class C(a)	40,183
1,103	Dish Network Corp. (a)	40,546
1,529	FOX Corp. Class A	56,695
700	FOX Corp. Class B	25,431
2,331	ViacomCBS, Inc. Class B	79,557
Motion Picture and Sound Recording Industries - 5.8%		581,537

514	Netflix, Inc. (a)	177,376
489	Take-Two Interactive Software, Inc.(a)	60,949
Other Information Services - 23.2%		238,325
	Alphabet, Inc. Class A (a)
291		416,939
291	Alphabet, Inc. Class C (a)	417,361
3,350	Twitter, Inc. (a)	108,808
Performing Arts, Spectator Sports, and Related Industries - 8.1%		943,108

2,616	Activision Blizzard, Inc.	152,984
1,260	Electronic Arts, Inc.(a)	135,979
608	Live Nation Entertainment, Inc.(a)	41,441
Professional, Scientific, and Technical Services - 19.0%		330,404

3,287	Facebook, Inc. (a)	663,678
1,673	Interpublic Group of Companies, Inc.	37,977
939	Omnicom Group, Inc.	70,716
Publishing Industries (except Internet) - 0.7%		772,371

1,677	News Corp. Class A	22,841
525	News Corp. Class B	7,334
Telecommunications - 11.5%		30,175

4,010	AT&T, Inc.	150,856
4,235	CenturyLink, Inc.	57,850
1,365	T-Mobile US, Inc. (a)	108,095
2,523	Verizon Communications, Inc.	149,967
		466,768
	TOTAL COMMON STOCKS
	(Cost $3,543,526)	$3,507,637
SHORT TERM INVESTMENTS - 16.0%
Money Market Funds - 16.0%
159,913	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$159,913
490,248	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	490,248
	TOTAL SHORT TERM INVESTMENTS (Cost $650,161)	$650,161
	TOTAL INVESTMENTS (Cost $4,193,687) - 102.2%(c)	$4,157,798
	Liabilities in Excess of Other Assets - (2.2)%	(88,990)
	TOTAL NET ASSETS - 100.0%	$4,068,808

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,003,536.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

						Unrealized
Terms of Payments to be Received at						Appreciation
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of Communication Services
Select Sector Index	2.0490% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	16,210	$4,733,251	$(165,392)
Total return of Communication Services
Select Sector Index	2.1990% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	14,632	4,099,811	22,859
					$8,833,062	$(142,533)

	Direxion Daily Communication Services Index Bear 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
SHORT TERM INVESTMENTS -	87.4%
Money Market Funds - 87.4%
102,341 Dreyfus Government Cash Management Institutional Shares, 1.49%(a)		$102,341
427,901 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)		427,901
	TOTAL SHORT TERM INVESTMENTS (Cost $530,242) (b)	$530,242
	TOTAL INVESTMENTS (Cost $530,242) - 87.4%	$530,242
	Other Assets in Excess of Liabilities - 12.6%	76,547
	TOTAL NET ASSETS - 100.0%	$606,789

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $530,242.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
1.7690% representing 1 month LIBOR
rate + spread	Total return of Communication Services Select Sector Index	UBS Securities LLC	12/8/2020	1,050	$301,553	$5,449
1.8690% representing 1 month LIBOR
rate + spread	Total return of Communication Services Select Sector Index	Credit Suisse Capital LLC	12/15/2020	5,404	1,511,240	(11,897)
					$1,812,793	$(6,448)

		Direxion Daily Consumer Discretionary Bull 3X Shares
		Schedule of Investments (Unaudited)
		January 31, 2020
Shares			Fair Value
COMMON STOCKS - 71.8%
Accommodation - 2.5%
590	Hilton Worldwide Holdings, Inc.		$63,602
567	Marriott International, Inc. Class A		79,414
1,077	MGM Resorts International		33,452
Administrative and Support Services - 2.3%			176,468

88	Booking Holdings, Inc. (a)		161,088
Amusement, Gambling, and Recreation Industries - 1.0%
707	Las Vegas Sands Corp.		46,174
202	Wynn Resorts Ltd.		25,485
Apparel Manufacturing - 1.7%			71,659

317	Capri Holdings Ltd. (a)		9,497
756	Hanesbrands, Inc. (b)		10,402
155	PVH Corp.		13,511
104	Ralph Lauren Corp.		11,804
393	Under Armour, Inc. Class A (a)(b)		7,931
407	Under Armour, Inc. Class C (a)		7,310
685	V F Corp.		56,834
Building Material and Garden Equipment and Supplies Dealers - 10.1%			117,289

1,602	Lowe's Companies, Inc.		186,217
2,281	The Home Depot, Inc.		520,296
Clothing and Clothing Accessories Stores - 4.2%			706,513

445	Gap, Inc.		7,747
486	L Brands, Inc.		11,256
224	Nordstrom, Inc.		8,257
756	Ross Stores, Inc.		84,816
226	Tiffany & Co.		30,288
2,535	TJX Companies, Inc.		149,666
Construction of Buildings - 1.9%			292,030

701	D.R. Horton, Inc.		41,499
585	Lennar Corp. Class A		38,821
7	NVR, Inc. (a)		26,719
533	PulteGroup, Inc.		23,798
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%			130,837

132	Whirlpool Corp.		19,295
Electronics and Appliance Stores - 0.6%
476	Best Buy Co., Inc.		40,313
Food Services and Drinking Places - 9.8%
53	Chipotle Mexican Grill, Inc. (a)		45,938
256	Darden Restaurants, Inc.		29,806
1,574	McDonald's Corp.		336,789
2,469	Starbucks Corp.		209,445
632	Yum! Brands, Inc.		66,847
Funds, Trusts, and Other Financial Vehicles - 0.4%			688,825

302	Garmin Ltd. ADR (Switzerland)		29,279
General Merchandise Stores - 4.1%
532	Dollar General Corp.		81,614
495	Dollar Tree, Inc. (a)		43,100
327	Kohl's Corp.		13,979
646	Macy's, Inc.		10,304
1,059	Target Corp.		117,274
248	Tractor Supply Co.		23,051
Health and Personal Care Stores - 0.5%			289,322

120	Ulta Salon, Cosmetics & Fragrance, Inc. (a)		32,149
Leather and Allied Product Manufacturing - 3.8%
2,605	NIKE, Inc. Class B		250,862
577	Tapestry, Inc.		14,869
Merchant Wholesalers, Durable Goods - 0.7%			265,731

275	Leggett & Platt, Inc.		13,087
641	LKQ Corp. (a)		20,951
124	Mohawk Industries, Inc. (a)		16,329
Miscellaneous Manufacturing - 0.4%			50,367

266	Hasbro, Inc.		27,097
Motor Vehicle and Parts Dealers - 2.4%
145	Advance Auto Parts, Inc.		19,103
50	AutoZone, Inc. (a)		52,898
344	CarMax, Inc. (a)		33,382
158	O'Reilly Automotive, Inc. (a)		64,164
Nonstore Retailers - 19.2%			169,547

644	Amazon.com, Inc. (a)		1,293,616
1,599	eBay, Inc.		53,662
Plastics and Rubber Products Manufacturing - 0.2%			1,347,278

797	Newell Rubbermaid, Inc.		15,565
Professional, Scientific, and Technical Services - 0.1%
408	H & R Block, Inc.		9,466
Support Activities for Transportation - 0.4%
292	Expedia, Inc.		31,667
Transportation Equipment Manufacturing - 3.3%
534	Aptiv PLC ADR (Ireland)		45,278
432	BorgWarner, Inc.		14,813
8,141	Ford Motor Co.		71,804
2,629	General Motors Co.		87,782
323	Harley-Davidson, Inc.		10,788
Water Transportation - 1.5%			230,465

837	Carnival Corp.		36,435
445	Norwegian Cruise Line Holdings Ltd. (a)		23,963
359	Royal Caribbean Cruises Ltd. ADR (Liberia)		42,032
Wholesale Electronic Markets and Agents and Brokers - 0.4%			102,430

304	Genuine Parts Co.		28,445
	TOTAL COMMON STOCKS (Cost $4,796,917)		$5,033,125
SHORT TERM INVESTMENTS - 10.6%
Money Market Funds - 10.6%

86	(c)(d)	$86
	Dreyfus Government Cash Management Institutional Shares, 1.49%
746,186	(c)	746,186
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $746,272)	$746,272
	TOTAL INVESTMENTS (Cost $5,543,189) - 82.4%	$5,779,397
	Other Assets in Excess of Liabilities - 17.6%	1,228,192
	TOTAL NET ASSETS - 100.0%	$7,007,589

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,615,712.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
						Unrealized
Terms of Payments to be Received at						Appreciation
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of Consumer Discretionary
Select Sector Index	2.2690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	7,869	$9,883,443	$52,325
Total return of Consumer Discretionary
Select Sector Index	2.1790% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2020	4,767	6,037,188	(13,564)
					$15,920,631	$38,761

Direxion Daily Consumer Discretionary Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 63.2%
Money Market Funds - 63.2%
(a)	$847,347
847,347 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
TOTAL SHORT TERM INVESTMENTS (Cost $847,347) (b)	$847,347
TOTAL INVESTMENTS (Cost $847,347) - 63.2%	$847,347
Other Assets in Excess of Liabilities - 36.8%	492,424
TOTAL NET ASSETS - 100.0%	$1,339,771

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $847,347.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
1.8690% representing 1 month LIBOR
rate + spread	Total return of Consumer Discretionary Select Sector Index	Citibank N.A.	12/10/2020	3,046	$3,765,806	$(83,232)
1.8690% representing 1 month LIBOR
rate + spread	Total return of Consumer Discretionary Select Sector Index	Credit Suisse Capital LLC	12/16/2020	130	164,775	443
					$3,930,581	$(82,789)

	Direxion Daily Consumer Staples Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 70.7%
Beverage and Tobacco Product Manufacturing - 24.4%
4,324	Altria Group, Inc.	$205,520
9,730	Coca-Cola Co.	568,232
483	Constellation Brands, Inc. Class A	90,949
543	Molson Coors Brewing Co. Class B	30,180
1,101	Monster Beverage Corp. (a)	73,327
3,519	PepsiCo, Inc.	499,768
2,562	Philip Morris International, Inc.	211,877
Chemical Manufacturing - 17.8%		1,679,853

709	Church & Dwight Co., Inc.	52,622
362	Clorox Co.	56,946
2,474	Colgate-Palmolive Co.	182,532
854	Coty, Inc. Class A	8,762
990	Kimberly-Clark Corp.	141,807
6,293	Procter & Gamble Co.	784,234
Food and Beverage Stores - 0.9%		1,226,903

2,315	Kroger Co.	62,181
Food Manufacturing - 12.7%
1,607	Archer-Daniels-Midland Co.	71,929
487	Campbell Soup Co.	23,566
1,405	ConAgra Brands, Inc.	46,252
1,745	General Mills, Inc.	91,124
803	Hormel Foods Corp.	37,950
719	Kellogg Co.	49,043
422	Lamb Weston Holdings, Inc.	38,533
356	McCormick & Co, Inc.	58,160
4,157	Mondelez International, Inc.	238,529
427	The Hershey Co.	66,257
329	The J.M. Smucker Co.	34,088
1,797	The Kraft Heinz Co.	52,472
852	Tyson Foods, Inc. Class A	70,401
General Merchandise Stores - 9.2%		878,304

743	Costco Wholesale Corp.	227,001
3,579	Wal-Mart Stores, Inc.	409,760
Health and Personal Care Stores - 1.6%		636,761

2,164	Walgreens Boots Alliance, Inc.	110,040
Merchant Wholesalers, Nondurable Goods - 2.3%
526	Brown Forman Corp. Class B	35,578
1,472	Sysco Corp.	120,910
Miscellaneous Manufacturing - 1.8%		156,488

642	Estee Lauder Companies, Inc. Class A	125,293
	TOTAL COMMON STOCKS (Cost $4,545,875)	$4,875,823
SHORT TERM INVESTMENTS - 15.7%
Money Market Funds - 15.7%
836,754	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$836,754
244,565	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	244,565
	TOTAL SHORT TERM INVESTMENTS (Cost $1,081,319)	$1,081,319
	TOTAL INVESTMENTS (Cost $5,627,194) - 86.4% (c)	$5,957,142
	Other Assets in Excess of Liabilities - 13.6%	938,562
	TOTAL NET ASSETS - 100.0%	$6,895,704

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,880,530.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

						Unrealized
Terms of Payments to be Received			Termination			Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Notional Amount	(Depreciation)
Total return of Consumer Staples
Select Sector Index	2.2690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	8,437	$5,337,921	$30,354
Total return of Consumer Staples
Select Sector Index	2.2190% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2020	8,660	5,521,946	(10,581)
Total return of Consumer Staples
Select Sector Index	2.0690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2020	7,753	4,958,609	(23,478)
					$15,818,476	$(3,705)

	Direxion Daily Consumer Staples Bear 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares	74.2%	Fair Value
SHORT TERM INVESTMENTS -
Money Market Funds - 74.2%
31,785	Dreyfus Government Cash Management Institutional Shares, 1.49%(a)	$31,785
522,987	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)	522,987
	TOTAL SHORT TERM INVESTMENTS (Cost $554,772) (b)	$554,772
	TOTAL INVESTMENTS (Cost $554,772) - 74.2%	$554,772
	Other Assets in Excess of Liabilities - 25.8%	192,544
	TOTAL NET ASSETS - 100.0%	$747,316

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $554,772.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
1.8690% representing 1 month LIBOR
rate + spread	Total return of Consumer Staples Select Sector Index	UBS Securities LLC	12/7/2020	227	$145,024	$603
1.8690% representing 1 month LIBOR
rate + spread	Total return of Consumer Staples Select Sector Index	Citibank N.A.	12/16/2020	3,297	2,098,991	23
					$2,244,015	$626

	Direxion Daily Dow Jones Internet Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 52.3%
Computer and Electronic Product Manufacturing - 3.9%
392	Arista Networks, Inc. (a)	$87,549
4,611	Cisco Systems, Inc.	211,968
Electronics and Appliance Stores - 0.7%		299,517

1,155	Smartsheet, Inc. (a)	55,994
Food and Beverage Stores - 0.8%
1,201	Grubhub, Inc. (a)	65,034
Merchant Wholesalers, Durable Goods - 0.6%
698	New Relic, Inc. (a)	46,075
Miscellaneous Store Retailers - 0.9%
1,328	Etsy, Inc. (a)	64,820
Motion Picture and Sound Recording Industries - 2.6%
589	Netflix, Inc. (a)	203,258
Nonstore Retailers - 6.3%
189	Amazon.com, Inc. (a)	379,648
3,214	eBay, Inc.	107,862
Other Information Services - 7.4%		487,510

128	Alphabet, Inc. Class A (a)	183,396
128	Alphabet, Inc. Class C (a)	183,581
550	J2 Global, Inc.	52,723
1,862	Pinterest, Inc. (a)	41,020
3,491	Twitter, Inc. (a)	113,388
Professional, Scientific, and Technical Services - 10.2%		574,108

1,469	2U, Inc. (a)	29,101
1,619	Ciena Corp. (a)	65,845
1,387	Facebook, Inc. (a)	280,049
1,194	GoDaddy, Inc. (a)	80,249
11,102	Groupon, Inc. (a)	31,974
2,798	Juniper Networks, Inc.	64,186
730	Okta, Inc. (a)	93,476
1,972	Pluralsight, Inc. (a)	38,237
519	VeriSign, Inc. (a)	108,025
Publishing Industries (except Internet) - 12.0%		791,142

1,004	Akamai Technologies, Inc. (a)	93,724
2,426	Box, Inc. (a)	36,463
765	Citrix Systems, Inc.	92,733
781	Cornerstone OnDemand, Inc. (a)	45,923
975	DocuSign, Inc. (a)	76,547
2,818	Dropbox, Inc. (a)	47,962
400	HubSpot, Inc. (a)	72,376
621	LogMein, Inc.	53,387
1,155	Salesforce.com, Inc. (a)	210,568
5,439	Snap, Inc. (a)	99,969
678	Veeva Systems, Inc. (a)	99,402
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.4%		929,054

3,148	CommScope Holding Co., Inc. (a)	38,358
1,652	E*TRADE Financial Corp.	70,408
1,635	TD Ameritrade Holding Corp.	77,630
Support Activities for Transportation - 1.1%		186,396

800	Expedia, Inc.	86,760
Telecommunications - 3.4%
2,052	8x8, Inc. (a)	38,208
1,629	PayPal Holdings, Inc. (a)	185,527
4,769	Vonage Holdings Corp. (a)	42,301
	TOTAL COMMON STOCKS (Cost $3,859,593)	$266,036
		4,055,704
SHORT TERM INVESTMENTS - 26.4%
Money Market Funds - 26.4%
1,540,000	Dreyfus Government Cash Management Institutional Shares, 1.49% (b)	$1,540,000
505,675	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (b)	505,675
	TOTAL SHORT TERM INVESTMENTS (Cost $2,045,675)	$2,045,675
	TOTAL INVESTMENTS (Cost $5,905,268) - 78.7% (c)	$6,101,379
	Other Assets in Excess of Liabilities - 21.3%	1,652,933
	TOTAL NET ASSETS - 100.0%	$7,754,312

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,114,670.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received at						Unrealized
						Appreciation
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of Dow Jones Internet
Composite Index	2.0078% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	13,251	$8,819,213	$(167,360)
Total return of Dow Jones Internet
Composite Index	1.9990% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/14/2020	16,155	10,256,349	279,077
					$19,075,562	$111,717

Direxion Daily Dow Jones Internet Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 58.1%
Money Market Funds - 58.1%
1,701,000 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)	$1,701,000
TOTAL SHORT TERM INVESTMENTS (Cost $1,701,000)(b)	$1,701,000
TOTAL INVESTMENTS (Cost $1,701,000) - 58.1%	$1,701,000
Other Assets in Excess of Liabilities - 41.9%	1,228,798
TOTAL NET ASSETS - 100.0%	$2,929,798

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,701,000.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
1.8000% representing 1 month LIBOR
rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/3/2020	1,683	$1,102,112	$2,936
1.7594% representing 1 month LIBOR
rate + spread	Total return of Dow Jones Internet Composite Index	Credit Suisse Capital LLC	12/17/2020	11,774	7,888,600	201,807
					$8,990,712	$204,743

	Direxion Daily Energy Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 77.1%
Machinery Manufacturing - 2.4%
131,224	Baker Hughes, a GE Co.	$2,842,312
77,927	National Oilwell Varco, Inc.	1,606,075
84,828	TechnipFMC PLC	1,400,510
Oil and Gas Extraction - 17.5%		5,848,897

75,932	Apache Corp.	2,083,574
82,354	Cabot Oil & Gas Corp.	1,160,368
20,564	Cimarex Energy Co.	902,554
40,574	Concho Resources, Inc.	3,074,698
78,136	Devon Energy Corp.	1,697,114
32,533	Diamondback Energy, Inc.	2,420,455
117,495	EOG Resources, Inc.	8,566,560
161,525	Marathon Oil Corp.	1,836,539
96,595	Noble Energy, Inc.	1,909,683
180,383	Occidental Petroleum Corp.	7,164,813
81,757	Phillips 66	7,470,137
33,459	Pioneer Natural Resources Co.	4,516,965
Petroleum and Coal Products Manufacturing - 42.9%		42,803,460

359,380	Chevron Corp.	38,503,973
147,332	ConocoPhillips	8,755,941
681,989	Exxon Mobil Corp.	42,365,156
29,991	HollyFrontier Corp.	1,347,196
131,090	Marathon Petroleum Corp.	7,144,405
82,912	Valero Energy Corp.	6,990,311
Pipeline Transportation - 2.0%		105,106,982

244,733	Williams Companies, Inc.	5,063,527
Support Activities for Mining - 6.4%
177,244	Halliburton Co.	3,865,692
21,896	Helmerich & Payne, Inc.	887,883
52,321	Hess Corp.	2,959,799
236,871	Schlumberger Ltd. (a)	7,937,547
Utilities - 5.9%		15,650,921

393,283	Kinder Morgan, Inc.	8,207,816
83,423	ONEOK, Inc.	6,245,880
		14,453,696
	TOTAL COMMON STOCKS (Cost $207,541,653)	$188,927,483
SHORT TERM INVESTMENTS - 24.9%
Money Market Funds - 24.9%
22,657,690	(b)	$22,657,690
	Dreyfus Government Cash Management Institutional Shares, 1.49%
38,437,754	(b)	38,437,754
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $61,095,444)	$61,095,444
	TOTAL INVESTMENTS (Cost $268,637,097) - 102.0%(c)	$250,022,927
	Liabilities in Excess of Other Assets - (2.0)%	(5,004,763)
	TOTAL NET ASSETS - 100.0%	$245,018,164

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $210,882,265.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of Energy Select Sector
Index	2.1190% representing 1 month LIBOR rate + spread	BNP Paribas	9/16/2020	50,000	30,174,534	(2,298,190)
Total return of Energy Select Sector
Index	2.0590% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2020	472,074	277,225,457	(15,066,400)
Total return of Energy Select Sector
Index	2.3190% representing 1 month LIBOR rate + spread	Citibank N.A.	12/15/2020	203,385	122,840,472	(10,026,167)
Total return of Energy Select Sector
Index	2.1790% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	180,387	110,464,571	(10,334,392)
Total return of Energy Select Sector
Index	2.1190% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	76,847	44,054,513	(1,328,854)
					$584,759,547	$(39,054,003)

Direxion Daily Energy Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 54.6%
Money Market Funds - 54.6%
8,089,260 Dreyfus Government Cash Management Institutional Shares, 1.49% (a)	$8,089,260
8,630,683 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (a)	8,630,683
(b)	$16,719,943
TOTAL SHORT TERM INVESTMENTS (Cost $16,719,943)
TOTAL INVESTMENTS (Cost $16,719,943) - 54.6%	$16,719,943
Other Assets in Excess of Liabilities - 45.4%	13,910,421
TOTAL NET ASSETS - 100.0%	$30,630,364

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated

(a)Represents annualized seven-day yield at January 31, 2020

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,719,94

Short Total Return Swap Contracts (Unaudited

January 31, 2020

						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
1.7493% representing 1 month
LIBOR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/9/2020	90,756	$51,955,087	$1,494,902
1.8690% representing 1 month
LIBOR rate + spread	Total return of Energy Select Sector Index	Credit Suisse Capital LLC	12/17/2020	67,092	41,011,503	3,734,318
1.8619% representing 1 month
LIBOR rate + spread	Total return of Energy Select Sector Index	Citibank N.A.	02/01/2021	7,500	4,167,291	(834)
					$97,133,881	$5,228,386

		Direxion Daily Financial Bull 3X Shares
		Schedule of Investments (Unaudited)
		January 31, 2020
Shares			Fair Value
COMMON STOCKS - 68.9%
Accommodation - 0.1%
40,473	Park Hotels & Resorts, Inc.		$887,978
Administrative and Support Services - 5.5%
19,315	Broadridge Financial Solutions, Inc.		2,301,382
81,094	Colony Capital, Inc.		378,709
20,436	Equifax, Inc.		3,063,356
6,362	FactSet Research System, Inc.		1,820,232
14,484	FleetCor Technologies, Inc. (a)		4,565,791
48,373	Iron Mountain, Inc.		1,529,071
27,926	Moody's Corp.		7,171,118
32,986	Navient Corp.		474,339
31,775	TransUnion		2,913,767
291,443	Visa, Inc. Class A		57,988,414
Amusement, Gambling, and Recreation Industries - 0.7%			82,206,179

50,664	Global Payments, Inc.		9,902,279
Credit Intermediation and Related Activities - 24.8%
64,608	Ally Financial, Inc.		2,069,394
114,005	American Express Co.		14,805,829
26,711	Associated Banc-Corp		532,350
1,384,211	Bank of America Corp.		45,443,647
6,736	Bank of Hawaii Corp.		603,546
139,466	Bank of New York Mellon Corp.		6,245,287
20,614	Bank OZK		560,288
15,915	BankUnited, Inc.		525,195
5,483	BOK Financial Corp.		432,609
79,454	Capital One Financial Corp.		7,929,509
16,052	CIT Group, Inc.		733,737
371,183	Citigroup, Inc.		27,619,727
73,789	Citizens Financial Group, Inc.		2,750,854
24,381	Comerica, Inc.		1,491,142
17,231	Commerce Bancshares, Inc. (b)		1,165,849
1,774	Credit Acceptance Corp. (a)		761,010
53,169	Discover Financial Services		3,994,587
24,634	East West Bancorp, Inc.		1,129,223
8,484	Euronet Worldwide, Inc. (a)		1,337,418
54,971	F.N.B. Corp.		641,512
103,722	Fidelity National Information Services, Inc.		14,900,702
120,389	Fifth Third Bancorp		3,425,067
1,188	First Citizens BancShares, Inc. Class A		625,862
22,265	First Hawaiian, Inc.		647,021
52,234	First Horizon National Corp.		835,744
28,231	First Republic Bank		3,130,253
174,573	Huntington Bancshares, Inc.		2,368,956
530,465	JPMorgan Chase & Co.		70,212,347
166,491	KeyCorp		3,115,047
1,308	LendingTree Inc. (a)(b)		407,050
22,357	M&T Bank Corp.		3,767,602
150,808	MasterCard, Inc. Class A		47,646,279
76,927	New York Community Bancorp, Inc.		850,813
33,088	Northern Trust Corp.		3,236,337
11,061	OneMain Holdings, Inc.		468,655
19,997	PacWest Bancorp		700,895
74,805	People's United Financial, Inc.		1,153,493
12,715	Pinnacle Financial Partners, Inc.		750,948
74,421	PNC Financial Services Group, Inc.		11,055,240
16,169	Popular, Inc.		904,817
15,475	Prosperity Bancshares, Inc.		1,086,345
163,833	Regions Financial Corp.		2,550,880
17,392	Santander Consumer USA Holdings, Inc.		462,975
8,991	Signature Bank		1,275,733
71,574	SLM Corp.		781,588
61,664	State Street Corp.		4,663,648
33,829	Sterling Bancorp		676,580
8,820	SVB Financial Group (a)		2,119,711
109,678	Synchrony Financial		3,554,664
23,764	Synovus Financial Corp.		832,215
25,681	TCF Financial Corp.		1,085,793
8,510	Texas Capital Bancshares, Inc. (a)		467,710
8,255	TFS Financial Corp.		168,650
227,578	Truist Financial Corp.		11,736,197
243,334	U.S. Bancorp		12,950,235
15,511	Webster Financial Corp.		695,823
648,234	Wells Fargo & Co.		30,428,104
16,124	Western Alliance Bancorp		890,528
71,134	Western Union Co.		1,913,505
9,534	Wintrust Financial Corp.		603,312
28,524	Zions Bancorp		1,297,557
Data Processing, Hosting and Related Services - 1.0%			371,217,594

13,448	CoreLogic, Inc.		625,332
18,992	CyrusOne, Inc.		1,155,663
95,897	Fiserv, Inc. (a)		11,374,343
7,304	WEX, Inc. (a)		1,584,384
			14,739,722

Forestry and Logging - 0.0% (†)
21,972	Rayonier, Inc.	667,509
Funds, Trusts, and Other Financial Vehicles - 0.2%
91,821	AGNC Investment Corp.	1,706,952
31,612	Chimera Investment Corp.	670,175
Insurance Carriers and Related Activities - 13.8%		2,377,127

123,453	Aflac, Inc.	6,366,471
2,373	Alleghany Corp. (a)	1,892,847
54,970	Allstate Corp.	6,516,144
12,494	American Financial Group, Inc.	1,359,222
147,965	American International Group, Inc.	7,436,721
1,255	American National Insurance Co.	138,251
39,789	Aon PLC (United Kingdom)	8,763,527
65,079	Arch Capital Group Ltd. (a)	2,873,889
31,223	Arthur J. Gallagher & Co.	3,202,543
10,276	Assurant, Inc.	1,341,635
15,813	Assured Guaranty Ltd.	724,868
24,406	Athene Holding Ltd. (a)	1,063,125
14,000	Axis Capital Holdings Ltd.	899,500
332,746	Berkshire Hathaway, Inc. Class B (a)	74,678,185
18,338	Brighthouse Financial, Inc. (a)	713,348
40,010	Brown & Brown, Inc.	1,796,449
76,629	Chubb Limited (Switzerland)	11,646,842
25,850	Cincinnati Financial Corp.	2,712,957
4,785	CNA Financial Corp.	213,555
70,375	Equitable Holdings, Inc.	1,690,408
4,181	Erie Indemnity Co. Class A (b)	696,137
6,821	Everest Re Group Ltd.	1,886,484
18,522	First American Financial Corp.	1,147,994
18,116	Globe Life, Inc.	1,888,774
6,698	Hanover Insurance Group, Inc.	928,209
61,191	Hartford Financial Services Group, Inc.	3,627,402
10,678	Kemper Corp.	794,657
33,889	Lincoln National Corp.	1,846,273
43,483	Loews Corp.	2,237,200
2,302	Markel Corp. (a)	2,700,177
86,195	Marsh & McLennan Companies, Inc.	9,641,773
4,637	Mercury General Corp.	227,630
132,221	MetLife, Inc.	6,572,706
58,889	MGIC Investment Corp.	812,079
47,848	Old Republic International Corp.	1,078,972
6,984	Primerica, Inc.	828,023
46,911	Principal Financial Group, Inc.	2,483,937
99,094	Progressive Corp.	7,995,895
68,952	Prudential Financial, Inc.	6,278,769
10,613	Reinsurance Group of America, Inc.	1,528,803
7,401	RenaissanceRe Holdings Ltd.	1,402,045
43,836	Travelers Companies, Inc.	5,769,694
34,990	Unum Group	933,883
22,824	Voya Financial, Inc.	1,363,278
24,414	W.R. Berkley Corp.	1,795,161
523	White Mountains Insurance Group Ltd.	584,306
21,911	Willis Towers Watson PLC (Ireland)	4,629,575
Management of Companies and Enterprises - 0.1%		207,710,323

9,577	Cullen/Frost Bankers, Inc.	853,886
37,379	Umpqua Holdings Corp.	631,705
Merchant Wholesalers, Durable Goods - 0.1%		1,485,591

44,950	Jefferies Financial Group, Inc.	972,718
Other Information Services - 0.0% (†)
6,354	CoreSite Realty Corp.	746,277
Professional, Scientific, and Technical Services - 0.5%
6,836	Alliance Data Systems Corp.	702,673
21,327	Extra Space Storage, Inc.	2,360,472
13,040	Jack Henry & Associates, Inc.	1,950,002
14,435	Lamar Advertising Co.	1,339,712
24,233	Outfront Media, Inc.	720,689
Publishing Industries (except Internet) - 0.4%		7,073,548

4,817	Fair Isaac Corp. (a)	1,938,264
58,388	Square, Inc. (a)	4,361,000
Real Estate - 10.9%		6,299,264

19,329	Alexandria Real Estate Equities, Inc.	3,154,493
23,196	American Campus Communities, Inc.	1,064,001
43,626	American Homes 4 Rent	1,192,299
74,703	American Tower Corp.	17,311,673
32,505	Americold Realty Trust	1,120,447
242,683	Annaly Capital Management, Inc.	2,368,586
25,068	Apartment Investment & Management Co. Class A	1,321,334
35,631	Apple Hospitality REIT, Inc.	535,178
23,650	AvalonBay Communities, Inc.	5,124,718
26,264	Boston Properties, Inc.	3,764,944
29,568	Brandywine Realty Trust	461,852
50,367	Brixmor Property Group, Inc.	1,005,325
11,141	Brookfield Property REIT, Inc. Class A	205,663
15,844	Camden Property Trust	1,781,341
56,844	CBRE Group, Inc. Class A (a)	3,470,326
19,753	Columbia Property Trust, Inc.	416,788
19,003	Corporate Office Properties Trust	565,719

24,707	Cousins Properties, Inc.	1,011,258
32,597	CubeSmart	1,032,347
35,290	Digital Realty Trust, Inc.	4,340,317
28,141	Douglas Emmett, Inc.	1,167,852
62,406	Duke Realty Corp.	2,265,962
25,382	Empire State Realty Trust, Inc.	344,180
13,213	EPR Properties	943,012
20,425	Equity Commonwealth	669,736
29,427	Equity Lifestyle Properties, Inc.	2,140,814
62,140	Equity Residential	5,162,591
11,114	Essex Property Trust, Inc.	3,442,673
12,668	Federal Realty Investment Trust	1,583,753
34,337	Gaming & Leisure Properties, Inc.	1,622,595
34,929	Healthcare Trust of America, Inc. Class A	1,118,776
83,515	Healthpeak Properities, Inc.	3,005,705
17,319	Highwoods Properties, Inc.	867,855
120,706	Host Hotels & Resorts, Inc.	1,972,336
6,796	Howard Hughes Corp. (a)	826,937
25,770	Hudson Pacific Properties, Inc.	936,482
90,757	Invitation Homes, Inc.	2,856,123
20,734	JBG SMITH Properties	840,764
8,708	Jones Lang LaSalle, Inc.	1,478,793
17,639	Kilroy Realty Corp.	1,456,452
68,514	Kimco Realty Corp.	1,305,192
26,426	Liberty Property Trust	1,655,589
7,872	Life Storage, Inc.	890,953
23,975	Macerich Co.	534,882
87,116	Medical Properties Trust, Inc.	1,929,619
76,158	MFA Financial, Inc.	594,032
19,278	Mid-America Apartment Communities, Inc.	2,645,134
29,023	National Retail Properties, Inc.	1,625,288
70,409	New Residential Investment Corp.	1,178,647
36,934	Omega Healthcare Investors, Inc.	1,549,381
33,143	Paramount Group, Inc.	465,991
106,723	Prologis, Inc.	9,912,432
25,154	Public Storage	5,628,459
55,379	Realty Income Corp.	4,342,267
28,233	Regency Centers Corp.	1,751,575
36,141	Retail Properties of America, Inc. Class A	439,113
27,631	Service Property Trust	596,277
52,238	Simon Property Group, Inc.	6,955,490
25,449	SITE Centers Corp.	323,457
13,548	SL Green Realty Corp.	1,246,958
16,827	Spirit Realty Capital, Inc.	888,129
46,224	Starwood Property Trust, Inc.	1,186,108
36,355	Store Capital Corp.	1,426,934
15,367	Sun Communities, Inc.	2,492,066
9,911	Taubman Centers, Inc.	261,849
46,053	Two Harbors Investment Corp.	702,769
49,258	UDR, Inc.	2,359,951
63,252	Ventas, Inc.	3,659,761
181,380	VEREIT, Inc.	1,770,269
78,386	VICI Properties, Inc.	2,100,745
29,343	Vornado Realty Trust	1,929,889
20,530	Weingarten Realty Investors	597,423
68,851	Welltower, Inc.	5,846,138
126,512	Weyerhaeuser Co.	3,662,522
29,018	WP Carey, Inc.	2,440,994
9,565	Zillow Group, Inc. Class A (a)	441,903
21,270	Zillow Group, Inc. Class C (a)(b)	982,887
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.7%		164,273,073

8,312	Affiliated Managers Group	663,713
21,501	Ameriprise Financial, Inc.	3,556,480
49,882	BGC Partners, Inc.	287,819
20,140	BlackRock, Inc.	10,620,829
18,807	CBOE Holdings, Inc.	2,317,399
195,361	Charles Schwab Corp.	8,898,694
60,210	CME Group, Inc.	13,072,193
38,401	E*TRADE Financial Corp.	1,636,651
18,680	Eaton Vance Corp.	854,610
6,571	Evercore, Inc.	503,470
44,854	FNF Group	2,186,633
46,904	Franklin Resources, Inc.	1,186,671
54,176	Goldman Sachs Group, Inc.	12,880,344
12,647	Interactive Brokers Group, Inc. Class A	594,409
93,402	IntercontinentalExchange, Inc.	9,315,915
64,705	Invesco Ltd.	1,119,397
26,705	Janus Henderson Group PLC (United Kingdom)	674,835
17,288	Lazard Ltd. Class A	725,404
14,554	Legg Mason, Inc.	569,789
13,660	LPL Investment Holdings, Inc.	1,258,496
6,254	MarketAxess Holdings, Inc.	2,215,042
197,905	Morgan Stanley	10,342,515
3,335	Morningstar, Inc.	523,228
13,972	MSCI, Inc. Class A	3,993,198
19,461	NASDAQ OMX Group, Inc.	2,266,428
21,107	Raymond James Financial, Inc.	1,929,813
41,829	S&P Global, Inc.	12,286,432
21,591	SEI Investments Co.	1,409,029
38,717	T. Rowe Price Group, Inc.	5,169,881
45,374	TD Ameritrade Holding Corp.	2,154,358
8,634	Virtu Financial, Inc.	144,101

Telecommunications - 3.1%		115,357,776

70,496	Crown Castle International Corp.	10,563,121
14,455	Equinix, Inc.	8,524,547
199,841	PayPal Holdings, Inc. (a)	22,759,891
19,044	SBA Communications Corp.	4,752,621
	TOTAL COMMON STOCKS (Cost $967,295,320)	$46,600,180
		1,032,517,138
SHORT TERM INVESTMENTS - 26.1%
Money Market Funds - 26.1%
390,053,613	Dreyfus Government Cash Management Institutional Shares, 1.49%(c)(d)	$390,053,613
608,683	(c)	608,683
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
16,316	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 1.39%(c)	16,316
	TOTAL SHORT TERM INVESTMENTS (Cost $390,678,612)	$390,678,612
	TOTAL INVESTMENTS (Cost $1,357,973,932) - 95.0% (e)	$1,423,195,750
	Other Assets in Excess of Liabilities - 5.0%	75,907,855
	TOTAL NET ASSETS - 100.0%	$1,499,103,605

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a)Non-income producing security.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,373,729,068.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of Russell 1000®
Financial Services Index	2.2190% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	62,483	$120,672,780	$10,251,440
Total return of Russell 1000®
Financial Services Index	2.2190% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	138,373	268,177,067	21,858,494
Total return of Russell 1000®
Financial Services Index	2.2190% representing 1 month LIBOR rate + spread	BNP Paribas	9/16/2020	35,000	67,526,233	5,841,908
Total return of Russell 1000®
Financial Services Index	2.2190% representing 1 month LIBOR rate + spread	BNP Paribas	10/21/2020	20,000	39,181,545	2,732,256
Total return of Russell 1000®
Financial Services Index	2.1690% representing 1 month LIBOR rate + spread	J.P. Morgan	12/8/2020	195,106	411,409,258	(2,334,187)
Total return of Russell 1000®
Financial Services Index	2.0990% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	473,709	990,734,898	2,719,459
Total return of Russell 1000®
Financial Services Index	2.2190% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	384,577	803,462,746	4,507,729
Total return of Russell 1000®
Financial Services Index	2.1578% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/2/2021	343,028	708,188,237	11,096,280
					$3,409,352,764	$56,673,379

Direxion Daily Financial Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 53.1%
Money Market Funds - 53.1%
65,792,164 Dreyfus Government Cash Management Institutional Shares, 1.49%(a)	$65,792,164
(a)	24,154,369
24,154,369 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
TOTAL SHORT TERM INVESTMENTS (Cost $89,946,533) (b)	$89,946,533
TOTAL INVESTMENTS (Cost $89,946,533) - 53.1%	$89,946,533
Other Assets in Excess of Liabilities - 46.9%	79,287,552
TOTAL NET ASSETS - 100.0%	$169,234,085

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $89,946,533.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
2.1578% representing 1 month LIBOR
rate + spread	Total return of Russell 1000® Financial Services Index	Bank of America Merrill Lynch	12/3/2020	165,179	$344,850,350	$(1,514,629)
1.7990% representing 1 month LIBOR
rate + spread	Total return of Russell 1000® Financial Services Index	UBS Securities LLC	12/4/2020	13,597	28,044,286	(488,688)
1.9290% representing 1 month LIBOR
rate + spread	Total return of Russell 1000® Financial Services Index	Credit Suisse Capital LLC	12/17/2020	63,334	133,255,408	420,133
					$506,150,044	$(1,583,184)

	Direxion Daily Gold Miners Index Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 45.5%
23,063,564	VanEck Vectors™ Gold Miners ETF (a)	$668,612,720
	TOTAL INVESTMENT COMPANIES (Cost $649,772,652)	$668,612,720
SHORT TERM INVESTMENTS - 28.6%
Money Market Funds - 28.6%
223,308,534	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$223,308,534
176,566,393	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	176,566,393
20,350,003	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 1.39%(b)	20,350,003
	TOTAL SHORT TERM INVESTMENTS (Cost $420,224,930)	$420,224,930
	TOTAL INVESTMENTS (Cost $1,069,997,582) - 74.1% (c)	$1,088,837,650
	Other Assets in Excess of Liabilities - 25.9%	381,519,594
	TOTAL NET ASSETS - 100.0%	$1,470,357,244

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,088,837,650.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
Total return of VanEck Vectors®
Gold Miners ETF	2.4190% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	9,572,204	$204,355,010	$68,542,394
Total return of VanEck Vectors®
Gold Miners ETF	2.4190% representing 1 month LIBOR rate + spread	BNP Paribas	3/18/2020	4,256,320	95,497,898	25,873,852
Total return of VanEck Vectors®
Gold Miners ETF	2.4190% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	2,996,390	63,087,272	22,948,969
Total return of VanEck Vectors®
Gold Miners ETF	2.4190% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	633,328	12,936,438	5,281,925
Total return of VanEck Vectors®
Gold Miners ETF	2.5190% representing 1 month LIBOR rate + spread	J.P. Morgan	11/30/2020	7,000,000	198,459,765	4,591,500
Total return of VanEck Vectors®
Gold Miners ETF	2.2578% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	23,540,983	652,667,157	31,925,541
Total return of VanEck Vectors®
Gold Miners ETF	2.4990% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	23,002,170	654,015,267	12,675,556
Total return of VanEck Vectors®
Gold Miners ETF	2.7190% representing 1 month LIBOR rate + spread	Citibank N.A.	12/09/2020	22,495,954	642,821,105	8,168,072
Total return of VanEck Vectors®
Gold Miners ETF	2.6090% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	35,597,628	983,179,094	51,806,816
					$3,507,019,006	$231,814,625

Direxion Daily Gold Miners Index Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 76.9%
Money Market Funds - 76.9%
125,221,658Dreyfus Government Cash Management Institutional Shares, 1.49% (a)	$125,221,658
120,919,015Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (a)	120,919,015
(b)	$246,140,673
TOTAL SHORT TERM INVESTMENTS (Cost $246,140,673)
TOTAL INVESTMENTS (Cost $246,140,673) - 76.9%	$246,140,673
Other Assets in Excess of Liabilities - 23.1%	73,906,740
TOTAL NET ASSETS - 100.0%	$320,047,413

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $246,140,673.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received at						Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
2.0090% representing 1 month LIBOR
rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	2/19/2020	162,743	3,575,464	(1,100,828)
2.0090% representing 1 month LIBOR
rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	5/20/2020	559,835	12,125,614	(3,970,838)
2.0090% representing 1 month LIBOR
rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	8/19/2020	2,500,000	67,627,357	(4,511,936)
2.0090% representing 1 month LIBOR
rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	10/21/2020	1,500,000	42,636,471	(802,270)
2.0090% representing 1 month LIBOR
rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	11/18/2020	2,000,000	53,539,290	(4,535,152)
2.2578% representing 1 month LIBOR
rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/3/2020	5,737,759	154,460,472	(12,438,481)
1.9990% representing 1 month LIBOR
rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/4/2020	6,533,981	186,436,130	(2,887,284)
2.1990% representing 1 month LIBOR
rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/15/2020	4,727,045	134,647,148	(2,301,785)
1.9190% representing 1 month LIBOR
rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Credit Suisse Capital LLC	12/17/2020	9,399,474	257,395,637	(15,670,940)
					$912,443,583	$(48,219,514)

	Direxion Daily Healthcare Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 68.8%
Ambulatory Health Care Services - 0.7%
2,481	DaVita, Inc. (a)	$198,158
2,686	Laboratory Corp. of America Holdings (a)	471,124
3,727	Quest Diagnostics, Inc.	412,467
Chemical Manufacturing - 35.8%		1,081,749

48,887	Abbott Laboratories	4,260,013
40,906	AbbVie, Inc.	3,314,204
6,120	Alexion Pharmaceuticals, Inc. (a)	608,267
9,080	Allergan PLC ADR (Ireland)	1,694,691
16,434	Amgen, Inc.	3,550,566
4,992	Biogen, Inc. (a)	1,342,099
64,841	Bristol-Myers Squibb Co.	4,081,741
23,371	Eli Lilly & Co.	3,263,526
34,994	Gilead Sciences, Inc.	2,211,621
4,066	Illumina, Inc. (a)	1,179,425
4,945	Incyte Corp. (a)	361,331
72,799	Johnson & Johnson	10,837,587
70,424	Merck & Co., Inc.	6,017,027
14,277	Mylan NV (a)	305,813
3,764	Perrigo Co. PLC ADR (Ireland)	214,699
153,077	Pfizer, Inc.	5,700,587
2,209	Regeneron Pharmaceuticals, Inc. (a)	746,509
7,112	Vertex Pharmaceuticals, Inc. (a)	1,614,780
13,174	Zoetis, Inc.	1,768,083
Computer and Electronic Product Manufacturing - 6.2%		53,072,569

8,559	Agilent Technologies, Inc.	706,631
17,682	Danaher Corp.	2,844,503
7,416	Hologic, Inc. (a)	396,904
2,373	IDEXX Laboratories, Inc. (a)	643,107
3,073	PerkinElmer, Inc.	284,191
11,092	Thermo Fisher Scientific, Inc.	3,473,904
2,514	Varian Medical Systems, Inc. (a)	353,393
1,782	Waters Corp. (a)	398,794
Health and Personal Care Stores - 1.7%		9,101,427

35,986	CVS Health Corp.	2,440,570
Hospitals - 0.9%
7,317	HCA Healthcare, Inc.	1,015,600
2,222	Universal Health Services, Inc. Class B	304,658
Insurance Carriers and Related Activities - 8.9%		1,320,258

7,014	Anthem, Inc.	1,860,674
16,149	Centene Corp. (a)	1,014,318
10,329	Cigna Corp.	1,987,093
3,663	Humana, Inc.	1,231,647
26,206	UnitedHealth Group, Inc.	7,139,825
Machinery Manufacturing - 0.3%		13,233,557

673	Mettler-Toledo International, Inc. (a)	509,582
Merchant Wholesalers, Durable Goods - 0.2%
4,058	Henry Schein, Inc. (a)	279,759
Merchant Wholesalers, Nondurable Goods - 1.0%
4,158	AmerisourceBergen Corp.	355,759
8,091	Cardinal Health, Inc.	414,340
4,984	McKesson Corp.	710,768
Miscellaneous Manufacturing - 12.2%		1,480,867

1,249	Abiomed, Inc. (a)	232,676
1,984	Align Technology, Inc. (a)	510,087
14,122	Baxter International, Inc.	1,259,965
7,480	Becton, Dickinson & Co.	2,058,346
38,553	Boston Scientific Corp. (a)	1,614,214
6,152	Dentsply Sirona, Inc.	344,512
5,769	Edwards Lifesciences Corp. (a)	1,268,372
3,197	Intuitive Surgical, Inc. (a)	1,789,617
37,075	Medtronic PLC ADR (Ireland)	4,279,938
3,977	ResMed, Inc.	632,224
2,346	STERIS plc (Ireland)	353,519
8,906	Stryker Corp.	1,876,494
1,281	Teleflex, Inc.	475,904
1,371	The Cooper Companies, Inc.	475,586
5,689	Zimmer Biomet Holdings, Inc.	841,403
Professional, Scientific, and Technical Services - 0.9%		18,012,857

8,689	Cerner Corp.	624,131
4,992	IQVIA Holdings, Inc. (a)	775,008
		1,399,139
	TOTAL COMMON STOCKS (Cost $102,353,528)	$101,932,334
SHORT TERM INVESTMENTS - 34.8%
Money Market Funds - 34.8%
32,648,018	(b)	$32,648,018
	Dreyfus Government Cash Management Institutional Shares, 1.49%
18,206,349	(b)	18,206,349
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
740,000	(b)	740,000
	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 1.39%
	TOTAL SHORT TERM INVESTMENTS (Cost $51,594,367)	$51,594,367
	TOTAL INVESTMENTS (Cost $153,947,895) - 103.6%(c)	$153,526,701
	Liabilities in Excess of Other Assets - (3.6)%	(5,291,377)
	TOTAL NET ASSETS - 100.0%	$148,235,324

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $76,538,494.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of Health Care Select
Sector Index	2.0578% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	37,827	$38,089,357	$(255,527)
Total return of Health Care Select
Sector Index	2.0690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2020	177,663	179,463,995	(1,746,234)
Total return of Health Care Select
Sector Index	2.2590% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	107,094	108,441,367	(1,311,769)
Total return of Health Care Select
Sector Index	2.1094% representing 1 month LIBOR rate + spread	J.P. Morgan	2/23/2021	20,000	21,153,973	(1,142,108)
					$347,148,692	$(4,455,638)

	Direxion Daily Homebuilders & Supplies Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 71.0%
Building Material and Garden Equipment and Supplies Dealers - 6.4%
19,378	Lowe's Companies, Inc.	$2,252,499
3,349	Lumber Liquidators Holdings, Inc.(a)(b)	25,486
10,753	The Home Depot, Inc.	2,452,759
Chemical Manufacturing - 0.9%		4,730,744
	Trex Company, Inc.(a)
6,807		668,720
Construction of Buildings - 42.7%	Beazer Homes USA, Inc.(a)
10,564		145,255
9,790	Century Communities, Inc.(a)	290,469
121,783	D.R. Horton, Inc.	7,209,554
31,110	KB Home	1,168,181
5,619	Lennar Corp.	295,054
101,644	Lennar Corp. Class A	6,745,096
7,252	LGI Homes, Inc. (a)	578,274
18,188	M.D.C Holdings, Inc.	766,442
10,220	M/I Homes, Inc.(a)	453,666
13,074	Meritage Homes Corp.(a)	927,731
1,263	NVR, Inc. (a)	4,820,833
92,514	PulteGroup, Inc.	4,130,750
38,436	Taylor Morrison Home Corp.(a)	994,724
46,920	Toll Brothers, Inc.	2,081,371
50,566	TRI Pointe Group, Inc. (a)	822,203
11,995	William Lyon Homes(a)	278,164
Fabricated Metal Product Manufacturing - 0.7%		31,707,767

6,815	PGT Innovations, Inc. (a)	105,632
4,706	Simpson Manufacturing Company, Inc.	389,045
Furniture and Home Furnishings Stores - 0.6%		494,677

8,136	Floor & Decor Holdings, Inc.(a)	401,186
Furniture and Related Product Manufacturing - 0.3%
1,818	American Woodmark Corp.(a)	199,344
2,854	Ethan Allen Interiors, Inc.	46,092
Merchant Wholesalers, Durable Goods - 6.7%		245,436

8,003	Beacon Roofing Supply, Inc.(a)	264,980
13,511	Builders FirstSource, Inc.(a)	335,005
16,235	Fortune Brands Home & Security, Inc.	1,115,507
15,356	Leggett & Platt, Inc.	730,792
4,093	Lennox International, Inc.	953,587
6,937	Mohawk Industries, Inc.(a)	913,464
3,811	Watsco, Inc.	662,809
Merchant Wholesalers, Nondurable Goods - 3.0%		4,976,144

3,960	The Sherwin Williams Co.	2,205,680
Nonmetallic Mineral Product Manufacturing - 1.7%
4,856	Eagle Materials, Inc.	442,722
12,692	Owens Corning	767,739
3,871	Quanex Building Products Corp.	68,594
Specialty Trade Contractors - 2.7%		1,279,055
	Installed Building Products, Inc.(a)
7,741		573,840
12,328	TopBuild Corp. (a)	1,411,679
Wood Product Manufacturing - 5.3%		1,985,519
	Cavco Industries, Inc. (a)
3,116		698,046
7,861	JELD-WEN Holding, Inc. (a)	187,721
13,703	Louisiana-Pacific Corp.	420,408
33,148	Masco Corp.	1,575,193
2,905	Masonite International Corp.(a)	218,195
18,110	Skyline Champion Corp. (a)	520,662
7,162	Universal Forest Products, Inc.	343,060
	TOTAL COMMON STOCKS (Cost $51,686,708)	$3,963,285
		52,658,213
SHORT TERM INVESTMENTS - 29.6%
Money Market Funds - 29.6%
12,986,600	Dreyfus Government Cash Management Institutional Shares, 1.49%(c)(d)	$12,986,600
9,010,659	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(c)	9,010,659
	TOTAL SHORT TERM INVESTMENTS (Cost $21,997,259)	$21,997,259
	TOTAL INVESTMENTS (Cost $73,683,967) - 100.6% (e)	$74,655,472
	Liabilities in Excess of Other Assets - (0.6)%	(431,822)
	TOTAL NET ASSETS - 100.0%	$74,223,650

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,213,642.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received at						Unrealized
						Appreciation
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of Dow Jones U.S. Select
Home Construction Index	2.0578% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	10/27/2020	1,283	$10,284,558	$574,922
Total return of Dow Jones U.S. Select
Home Construction Index	2.0690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	7,433	61,433,743	1,541,888
Total return of Dow Jones U.S. Select
Home Construction Index	2.2590% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	6,070	51,486,094	(41,308)
Total return of Dow Jones U.S. Select
Home Construction Index	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	2,221	18,013,165	777,803
Total return of Dow Jones U.S. Select
Home Construction Index	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	2,150	17,492,235	709,771
Total return of Dow Jones U.S. Select
Home Construction Index	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	7/21/2021	889	7,121,499	408,765
					$165,831,294	$3,971,841

		Direxion Daily Industrials Bull 3X Shares
		Schedule of Investments (Unaudited)
		January 31, 2020
Shares			Fair Value
COMMON STOCKS - 68.0%
Administrative and Support Services - 3.1%
123	Equifax, Inc.		$18,438
407	IHS Markit Ltd. (a)		32,096
120	Robert Half International, Inc.		6,980
143	Rollins, Inc.		5,427
396	Waste Management, Inc.		48,193
Air Transportation - 2.6%			111,134

125	Alaska Air Group, Inc.		8,074
396	American Airlines Group, Inc.		10,629
584	Delta Air Lines, Inc.		32,552
481	Southwest Airlines Co.		26,445
221	United Continental Holdings, Inc. (a)		16,531
Computer and Electronic Product Manufacturing - 8.0%			94,231

232	AMETEK, Inc.		22,539
300	Fortive Corp.		22,479
783	Johnson Controls International PLC ADR (Ireland)		30,889
224	L3 Harris Technologies, Inc.		49,578
159	Northrop Grumman Corp.		59,557
283	Raytheon Co.		62,526
106	Roper Technologies, Inc.		40,456
Couriers and Messengers - 3.1%			288,024

244	FedEx Corp.		35,292
711	United Parcel Service, Inc. Class B		73,603
Electrical Equipment, Appliance, and Component Manufacturing - 3.1%			108,895

139	A.O. Smith Corp.		5,934
420	Eaton Corp PLC ADR (Ireland)		39,678
618	Emerson Electric Co.		44,267
117	Rockwell Automation, Inc.		22,424
Fabricated Metal Product Manufacturing - 1.6%			112,303

130	Parker Hannifin Corp.		25,440
170	Pentair PLC (Ireland)		7,298
154	Stanley Black & Decker, Inc.		24,537
Machinery Manufacturing - 9.3%			57,275

561	Caterpillar, Inc.		73,687
155	Cummins, Inc.		24,795
320	Deere & Co.		50,746
133	Flowserve Corp.		6,208
8,866	General Electric Co.		110,382
77	IDEX Corp.		12,617
243	Ingersoll-Rand PLC ADR (Ireland)		32,375
56	Snap-on, Inc.		8,939
183	Xylem, Inc.		14,944
Merchant Wholesalers, Durable Goods - 7.8%			334,693

584	3M Co.		92,657
208	Copart, Inc. (a)		21,104
582	Fastenal Co.		20,300
141	Fortune Brands Home & Security, Inc.		9,688
725	Honeywell International, Inc.		125,585
41	Huntington Ingalls Industries, Inc.		10,701
Merchant Wholesalers, Nondurable Goods - 1.4%			280,035

297	Illinois Tool Works, Inc.		51,969
Miscellaneous Manufacturing - 0.8%
147	Dover Corp.		16,736
232	Textron, Inc.		10,656
Nonstore Retailers - 0.4%			27,392

44	W.W. Grainger, Inc.		13,317
Personal and Laundry Services - 0.7%
85	Cintas Corp.		23,712
Primary Metal Manufacturing - 0.3%
393	Arconic, Inc.		11,770
Professional, Scientific, and Technical Services - 1.3%
138	Jacobs Engineering Group, Inc.		12,769
361	Nielsen Holdings PLC		7,364
166	Verisk Analytics, Inc. Class A		26,970
Rail Transportation - 7.2%			47,103

789	CSX Corp.		60,232
101	Kansas City Southern Railway Co.		17,038
265	Norfolk Southern Corp.		55,175
704	Union Pacific Corp.		126,312
Rental and Leasing Services - 0.3%			258,757

76	United Rentals, Inc. (a)		10,312
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
94	Allegion PLC ADR (Ireland)		12,156
Specialty Trade Contractors - 0.1%
144	Quanta Services, Inc.		5,638
Support Activities for Transportation - 0.6%
137	C.H. Robinson Worldwide, Inc.		9,894
173	Expeditors International of Washington, Inc.		12,636
Transportation Equipment Manufacturing - 14.4%			22,530

543	Boeing Co.		172,821
238	General Dynamics Corp.		41,755
252	Lockheed Martin Corp.		107,886
351	Paccar, Inc.		26,048
50	TransDigm Group, Inc.		32,164
823	United Technologies Corp.		123,614
185	Wabtec Corp.		13,664
Truck Transportation - 0.6%			517,952

87	J.B. Hunt Transport Services, Inc.		9,390
65	Old Dominion Freight Line, Inc.		12,755
Waste Management and Remediation Services - 0.6%			22,145

214	Republic Services, Inc.		20,341
Wood Product Manufacturing - 0.4%
288	Masco Corp.		13,686
	TOTAL COMMON STOCKS (Cost $2,183,405)		$2,445,370

SHORT TERM INVESTMENTS - 14.4%

Money Market Funds - 14.4%
449,432	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$449,432
67,709	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (b)	67,709
	TOTAL SHORT TERM INVESTMENTS (Cost $517,141)	$517,141
	TOTAL INVESTMENTS (Cost $2,700,546) - 82.4% (c)	$2,962,511
	Other Assets in Excess of Liabilities - 17.6%	635,752
	TOTAL NET ASSETS - 100.0%	$3,598,263

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,962,511. ADR - American Depository Recepit

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received at						Unrealized
						Appreciation
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of Industrials Select
Sector Index	2.0690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	4,339	$3,605,059	$(70,887)
Total return of Industrials Select
Sector Index	2.2590% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	4,912	3,998,996	(634)
Total return of Industrials Select
Sector Index	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	3/17/2021	44	34,733	1,230
Total return of Industrials Select
Sector Index	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	515	420,648	(954)
Total return of Industrials Select
Sector Index	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	149	119,422	1,854
Total return of Industrials Select
Sector Index	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	284	234,364	(3,135)
					$8,413,222	$(72,526)

	Direxion Daily Junior Gold Miners Index Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 23.4%
5,774,742	VanEck VectorsTM Junior Gold Miners ETF (a)	$239,882,782
	TOTAL INVESTMENT COMPANIES (Cost $233,727,233)	$239,882,782
SHORT TERM INVESTMENTS - 44.9%
Money Market Funds - 44.9%
174,543,045	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$174,543,045
285,455,940	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	285,455,940
	TOTAL SHORT TERM INVESTMENTS (Cost $459,998,985)	$459,998,985
	TOTAL INVESTMENTS (Cost $693,726,218) - 68.3% (c)	$699,881,767
	Other Assets in Excess of Liabilities - 31.7%	323,768,403
	TOTAL NET ASSETS - 100.0%	$1,023,650,170

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $642,455,251.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received at						Unrealized
			Termination			Appreciation
Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Notional Amount	(Depreciation)
Total return of VanEck VectorsTM
Junior Gold Miners ETF	2.6090% representing 1 month LIBOR rate + spread	Citibank N.A.	12/09/2020	20,112,481	$769,020,165	$66,865,120
Total return of VanEck VectorsTM
Junior Gold Miners ETF	2.5390% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2020	10,380,038	427,848,892	2,959,256
Total return of VanEck VectorsTM
Junior Gold Miners ETF	2.7590% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	22,673,180	932,756,111	6,791,407
Total return of VanEck VectorsTM
Junior Gold Miners ETF	2.4190% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	12,718,225	526,974,438	793,500
Total return of VanEck VectorsTM
Junior Gold Miners ETF	2.4190% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	669,783	27,831,133	(8,347)
Total return of VanEck VectorsTM
Junior Gold Miners ETF	2.4453% representing 1 month LIBOR rate + spread	J.P. Morgan	2/26/2021	1,600,000	66,227,671	230,719
					$2,750,658,410	$77,631,655

	Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
SHORT TERM INVESTMENTS -	80.2%
Money Market Funds - 80.2%
57,608,059 Dreyfus Government Cash Management Institutional Shares, 1.49%(a)		$57,608,059
44,922,376 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)		44,922,376
	TOTAL SHORT TERM INVESTMENTS (Cost $102,530,435)(b)	$102,530,435
	TOTAL INVESTMENTS (Cost $102,530,435) - 80.2%	$102,530,435
	Other Assets in Excess of Liabilities - 19.8%	25,297,375
	TOTAL NET ASSETS - 100.0%	$127,827,810

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $102,530,435.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
2.0090% representing 1 month LIBOR
rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	3/18/2020	183,958	$5,886,729	$(1,724,607)
2.0090% representing 1 month LIBOR
rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	4/15/2020	500,000	16,025,191	(4,468,962)
2.0090% representing 1 month LIBOR
rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	5/20/2020	94,225	2,843,711	(1,029,589)
2.0090% representing 1 month LIBOR
rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	7/15/2020	845,298	28,934,551	(5,889,145)
2.0090% representing 1 month LIBOR
rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	9/16/2020	500,000	20,465,906	(188,638)
1.9990% representing 1 month LIBOR
rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/2/2020	2,482,030	101,052,446	(2,011,503)
2.0490% representing 1 month LIBOR
rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/10/2020	2,547,657	97,839,021	(8,116,802)
1.9290% representing 1 month LIBOR
rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Credit Suisse Capital LLC	12/17/2020	2,078,854	84,865,774	(1,432,708)
					$357,913,329	$(24,861,954)

		Direxion Daily MSCI Real Estate Bull 3X Shares
		Schedule of Investments (Unaudited)
		January 31, 2020
Shares	70.8%		Fair Value
COMMON STOCKS -
Accommodation - 0.7%
1,327	Chatham Lodging Trust		$21,696
6,779	Park Hotels & Resorts, Inc.		148,731
2,972	Summit Hotel Properties, Inc.		32,959
6,357	Sunstone Hotel Investors, Inc.		80,607
3,185	Xenia Hotels & Resorts, Inc.		59,528
Administrative and Support Services - 0.7%			343,521

13,079	Colony Capital, Inc.		61,079
3,367	CoreCivic, Inc.		53,704
8,117	Iron Mountain, Inc.		256,578
Credit Intermediation and Related Activities - 0.2%			371,361

1,446	Front Yard Residential Corp.		15,516
1,857	Hannon Armstrong Sustainable Infrastructure Capital, Inc.		63,305
Data Processing, Hosting and Related Services - 0.4%			78,821

3,200	CyrusOne, Inc.		194,720
Forestry and Logging - 0.2%
3,665	Rayonier, Inc.		111,343
Funds, Trusts, and Other Financial Vehicles - 2.0%
2,388	Acadia Realty Trust		59,270
1,186	Agree Realty Corp.		90,053
2,743	Ashford Hospitality Trust, Inc.		6,748
2,517	Cedar Realty Trust, Inc.		6,544
5,660	Diamondrock Hospitality Co.		54,732
1,062	EastGroup Properties, Inc.		144,507
3,576	First Industrial Realty Trust, Inc.		152,695
3,032	Franklin Street Properties Corp.		23,043
988	Getty Realty Corp.		31,142
877	Gladstone Commercial Corp.		18,698
5,973	Lexington Realty Trust		66,121
2,564	Monmouth Real Estate Investment Corp. Class A		37,511
1,226	National Health Investors, Inc.		103,450
422	One Liberty Properties, Inc.		11,538
582	PS Business Parks, Inc.		97,520
390	Saul Centers, Inc.		19,258
2,645	Tanger Factory Outlet Centers, Inc. (a)		38,697
1,029	UMH Properties, Inc.		16,258
369	Universal Health Realty Income Trust		45,516
845	Urstadt Biddle Properties, Inc. Class A		19,156
Heavy and Civil Engineering Construction - 0.0%			1,042,457
	(†)
1,021	St Joe Co. (b)		21,451
Insurance Carriers and Related Activities - 0.0%(†)
791	Braemar Hotels & Resorts, Inc.		6,312
Management of Companies and Enterprises - 0.1%
2,761	Cushman & Wakefield plc (United Kingdom) (b)		53,067
Other Information Services - 0.2%
1,043	CoreSite Realty Corp.		122,500
Paper Manufacturing - 0.2%
1,899	PotlatchDeltic Corp.		81,657
Professional, Scientific, and Technical Services - 1.5%
3,633	Extra Space Storage, Inc.		402,101
2,430	Lamar Advertising Co.		225,528
4,053	Outfront Media, Inc.		120,536
Real Estate - 56.8%			748,165

1,940	Alexander & Baldwin, Inc.		42,408
65	Alexander's, Inc.		20,974
3,206	Alexandria Real Estate Equities, Inc.		523,219
181	Altisource Portfolio Solutions S.A. (a)(b)		3,367
1,435	American Assets Trust, Inc.		65,379
3,885	American Campus Communities, Inc.		178,205
7,629	American Homes 4 Rent		208,501
12,515	American Tower Corp.		2,900,226
5,148	Americold Realty Trust		177,452
4,209	Apartment Investment & Management Co. Class A		221,856
6,013	Apple Hospitality REIT, Inc.		90,315
1,498	Armada Hoffler Properties, Inc.		27,473
3,948	AvalonBay Communities, Inc.		855,492
4,370	Boston Properties, Inc.		626,440
4,981	Brandywine Realty Trust		77,803
8,421	Brixmor Property Group, Inc.		168,083
2,737	Camden Property Trust		307,721
2,702	CareTrust REIT, Inc.		59,930
1,385	CatchMark Timber Trust, Inc.		14,210
9,033	CBRE Group, Inc. Class A (b)		551,465
1,542	City Office REIT, Inc.		20,848
3,305	Columbia Property Trust, Inc.		69,736
521	Community Healthcare Trust, Inc.		24,576
1,142	CorePoint Lodging, Inc.		10,449
3,165	Corporate Office Properties Trust		94,222
4,110	Cousins Properties, Inc.		168,222
5,441	CubeSmart		172,317
5,890	Digital Realty Trust, Inc.		724,411
6,721	Diversified Healthcare Trust		51,886
4,707	Douglas Emmett, Inc.		195,341
10,219	Duke Realty Corp.		371,052
2,014	Easterly Government Properties, Inc.		48,759
4,273	Empire State Realty Trust, Inc.		57,942
2,193	EPR Properties		156,514
3,447	Equity Commonwealth		113,027
4,890	Equity Lifestyle Properties, Inc.		355,748
10,485	Equity Residential		871,094
2,158	Essential Properties Realty Trust, Inc.		59,582
1,858	Essex Property Trust, Inc.		575,534
619	eXp World Holdings, Inc. (b)		6,834
2,119	Federal Realty Investment Trust		264,917
1,458	Five Point Holdings, LLC (b)		11,824
467	Forestar Group, Inc. (b)		9,466
1,934	Four Corners Property Trust, Inc.		58,581
195	FRP Holdings, Inc. (b)		9,231
5,766	Gaming & Leisure Properties, Inc.		272,472
1,151	Global Medical REIT, Inc.		16,805
2,389	Global Net Lease, Inc.		49,524
3,654	Healthcare Realty Trust, Inc.		131,763
5,800	Healthcare Trust of America, Inc. Class A		185,774
13,884	Healthpeak Properties, Inc.		499,685
1,055	Hersha Hospitality Trust		13,683
2,932	Highwoods Properties, Inc.		146,923
20,636	Host Hotels & Resorts, Inc.		337,192

1,159	Howard Hughes Corp. (b)	141,027
4,365	Hudson Pacific Properties, Inc.	158,624
2,550	Independence Realty Trust, Inc.	37,409
1,840	Industrial Logistics Properties Trust	42,118
469	Innovative Industrial Properties, Inc. (a)	41,976
329	Investors Real Estate Trust	24,247
15,201	Invitation Homes, Inc.	478,376
1,758	iStar, Inc. (a)	25,597
3,602	JBG SMITH Properties	146,061
629	Jernigan Capital, Inc. (a)	12,574
1,457	Jones Lang LaSalle, Inc.	247,428
3,627	Kennedy-Wilson Holdings, Inc.	78,198
2,855	Kilroy Realty Corp.	235,737
11,933	Kimco Realty Corp.	227,324
2,374	Kite Realty Group Trust	40,833
4,422	Liberty Property Trust	277,038
1,319	Life Storage, Inc.	149,284
1,124	LTC Properties, Inc.	51,884
3,195	Macerich Co.	71,280
2,560	Mack-Cali Realty Corp.	56,218
663	Marcus & Millichap, Inc. (b)	23,470
14,417	Medical Properties Trust, Inc.	319,337
3,217	MGM Growth Properties LLC	102,751
3,224	Mid-America Apartment Communities, Inc.	442,365
4,623	National Retail Properties, Inc.	258,888
1,676	National Storage Affiliates Trust	57,235
2,350	New Senior Investment Group, Inc.	17,907
4,200	Newmark Group, Inc.	49,434
540	NexPoint Residential Trust, Inc.	26,352
1,360	Office Properties Income Trust	46,281
6,171	Omega Healthcare Investors, Inc.	258,873
5,295	Paramount Group, Inc.	74,448
3,693	Pebblebrook Hotel Trust	87,598
2,083	Pennsylvania REIT (a)	8,207
5,239	Physicians Realty Trust	101,375
3,556	Piedmont Office Realty Trust, Inc. Class A	82,464
1,257	Preferred Apartment Communities, Inc.	14,807
17,843	Prologis, Inc.	1,657,258
4,443	Public Storage	994,166
1,563	QTS Realty Trust, Inc. Class A	88,903
3,232	Realogy Holdings Corp. (a)	34,227
8,997	Realty Income Corp.	705,455
2,077	Redfin Corp. (b)	50,533
4,737	Regency Centers Corp.	293,884
3,232	Retail Opportunity Investments Corp.	53,554
6,040	Retail Properties of America, Inc. Class A	73,386
467	Retail Value, Inc.	15,350
3,103	Rexford Industrial Realty, Inc.	149,534
4,866	RLJ Lodging Trust	75,715
2,272	RPT Realty	31,694
1,382	Ryman Hospitality Properties, Inc.	117,511
5,358	Sabra Health Care REIT, Inc.	115,197
286	Safehold, Inc. (a)	12,859
989	Seritage Growth Properties	36,316
4,649	Service Property Trust	100,325
8,708	Simon Property Group, Inc.	1,159,470
4,084	SITE Centers Corp.	51,908
2,330	SL Green Realty Corp.	214,453
2,548	Spirit Realty Capital, Inc.	134,483
3,595	Stag Industrial, Inc.	115,902
6,204	Store Capital Corp.	243,507
2,563	Sun Communities, Inc.	415,642
1,730	Taubman Centers, Inc.	45,707
624	Tejon Ranch Co. (b)	10,046
1,853	Terreno Realty Corp.	106,103
3,428	The GEO Group, Inc.	54,162
431	The RMR Group LLC	19,856
8,279	UDR, Inc.	396,647
5,460	Uniti Group, Inc.	34,562
3,426	Urban Edge Properties	63,004
10,534	Ventas, Inc.	609,497
29,837	VEREIT, Inc.	291,209
13,033	VICI Properties, Inc.	349,284
4,855	Vornado Realty Trust	319,313
5,275	Washington Prime Group, Inc. (a)	15,878
2,264	Washington REIT	68,916
3,456	Weingarten Realty Investors	100,570
11,457	Welltower, Inc.	972,814
21,060	Weyerhaeuser Co.	609,687
1,024	Whitestone REIT	13,414
4,828	WP Carey, Inc.	406,131
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%		29,219,510

3,004	American Finance Trust, Inc. (a)	38,962
504	RE/MAX Holdings, Inc. (a)	19,293
Telecommunications - 7.7%		58,255

11,754	Crown Castle International Corp.	1,761,219
2,398	Equinix, Inc.	1,414,173
3,198	SBA Communications Corp.	798,093
Utilities - 0.0% (†)		3,973,485

383	CorEnergy Infrastructure Trust, Inc.	17,465
	TOTAL COMMON STOCKS
	(Cost $31,170,692)	$36,444,090
SHORT TERM INVESTMENTS - 11.7%
Money Market Funds - 11.7%
5,775,120	(c)(d)	$5,775,120
	Dreyfus Government Cash Management Institutional Shares, 1.49%
252,596	(c)	252,596
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $6,027,716)	$6,027,716
	TOTAL INVESTMENTS (Cost $37,198,408) - 82.5%(e)	$42,471,806
	Other Assets in Excess of Liabilities - 17.5%	9,010,954
	TOTAL NET ASSETS - 100.0%	$51,482,760

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a)A portion of this security represents a security on loan.

(b)Non-income producing security.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,207,184.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be						Unrealized
Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
Total return of MSCI US
IMI Real Estate 25/50
Index	2.3078% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	21,675	$23,552,705	$1,115,357
Total return of MSCI US
IMI Real Estate 25/50
Index	2.0190% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2020	41,177	46,179,978	638,213
Total return of MSCI US
IMI Real Estate 25/50
Index	2.1690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	41,070	45,047,219	1,695,729
					$114,779,902	$3,449,299

Direxion Daily MSCI Real Estate Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 56.4%
Money Market Funds - 56.4%
7,786,336 Dreyfus Government Cash Management Institutional Shares, 1.49%(a)	$7,786,336
7 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)	7
TOTAL SHORT TERM INVESTMENTS (Cost $7,786,343)(b)	$7,786,343
TOTAL INVESTMENTS (Cost $7,786,343) - 56.4%	$7,786,343
Other Assets in Excess of Liabilities - 43.6%	6,030,910
TOTAL NET ASSETS - 100.0%	$13,817,253

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,786,343.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
2.1078% representing 1 month LIBOR
rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	Bank of America Merrill Lynch	12/3/2020	19,491	$21,179,505	$(1,008,503)
1.8690% representing 1 month LIBOR
rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	UBS Securities LLC	12/14/2020	17,014	18,907,765	(440,975)
					$40,087,270	$(1,449,478)

	Direxion Daily Natural Gas Related Bull 3X Shares
		Schedule of Investments (Unaudited)
		January 31, 2020
Shares			Fair Value
COMMON STOCKS - 59.7%
Mining (except Oil and Gas) - 2.3%
117,073	CNX Resources Corp. (a)		$846,438
Oil and Gas Extraction - 49.7%
56,079	Apache Corp.		1,538,808
78,376	Cabot Oil & Gas Corp.		1,104,318
1,786,005	Chesapeake Energy Corp. (a)		914,077
27,172	Cimarex Energy Co.		1,192,579
17,216	Concho Resources, Inc.		1,304,628
40,465	Continental Resources, Inc.		1,101,457
57,066	Devon Energy Corp.		1,239,474
101,375	Enerplus Corp.		517,012
134,263	EQT Corp.		812,291
142,222	Gulfport Energy Corp. (a)		220,444
12,666	Hess Midstream LP		301,704
156,048	Laredo Petroleum, Inc. (a)		268,403
72,916	Matador Resources Co. (a)		1,069,678
60,180	Noble Energy, Inc.		1,189,759
63,414	OVINTIV, Inc.		991,161
38,803	PDC Energy, Inc. (a)		837,757
169,712	QEP Resources, Inc.		537,987
242,247	Range Resources Corp. (b)		726,741
88,613	SM Energy Co.		813,467
484,428	Southwestern Energy Co. (a)		760,552
63,654	Vermilion Energy, Inc. (b)		918,527
78,740	W&T Offshore, Inc. (a)		325,984
			18,686,808
Petroleum and Coal Products Manufacturing - 6.3%
20,840	ConocoPhillips		1,238,521
54,109	Murphy Oil Corp.		1,134,125
			2,372,646
Support Activities for Mining - 1.4%
292,338	Antero Resources Corp. (a)		540,825
	TOTAL COMMON STOCKS
	(Cost $27,142,770)		$22,446,717
MASTER LIMITED PARTNERSHIPS - 10.4%
Oil and Gas Extraction - 2.3%
52,442	Western Midstream Partners LP		$868,439
Pipeline Transportation - 8.1%
28,228	CNX Midstream Partners LP		434,429
22,116	DCP Midstream Partners LP (b)		465,100
57,115	Enable Midstream Partners LP		536,881
32,645	EQT Midstream Partners LP		755,732
39,212	Summit Midstream Partners LP (b)		125,086
17,909	TC Pipelines LP		714,927
			3,032,155
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $4,493,473)		$3,900,594
SHORT TERM INVESTMENTS - 36.0%
Money Market Funds - 36.0%
10,865,993	Dreyfus Government Cash Management Institutional Shares, 1.49% (c)(d)		$10,865,993
6,116,387	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (c)		6,116,387
	TOTAL SHORT TERM INVESTMENTS (Cost $16,982,380)		$16,982,380
	TOTAL INVESTMENTS (Cost $48,618,623) - 120.7%		$43,329,691
	Liabilities in Excess of Other Assets - (20.7)%		(5,695,595)
	TOTAL NET ASSETS - 100.0%		$37,634,096

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,251,180.

	Long Total Return Swap Contracts (Unaudited)
Terms of		January 31, 2020

Payments to
be Received
at			Termination		Notional	Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Amount	Depreciation
Total return of
ISE-Revere
Natural Gas
IndexTM	1.8590% representing 1 month LIBOR rate + spread	BNP Paribas	11/18/2020	1,020,928	$ 13,437,072	$ (1,449,741)
Total return of
ISE-Revere
Natural Gas
IndexTM	2.0690% representing 1 month LIBOR rate + spread	Citibank N.A.	12/15/2020	970,113	12,991,753	(1,644,484)
Total return of
ISE-Revere
Natural Gas
IndexTM	2.0690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/15/2020	2,473,045	33,096,854	(4,132,688)

Total return of
ISE-Revere
Natural Gas
IndexTM	1.8590% representing 1 month LIBOR rate + spread	BNP Paribas	12/16/2020	584,559	7,426,273	(584,815)
Total return of
ISE-Revere
Natural Gas
IndexTM	2.1290% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	2,356,908	31,155,640	(3,561,769)
					$98,107,592	$ (11,373,497)

Direxion Daily Natural Gas Related Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 79.0%
Money Market Funds - 79.0%
3,617,603 Dreyfus Government Cash Management Institutional Shares, 1.49% (a)	$3,617,603
7,392,204 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (a)	7,392,204
(b)	$11,009,807
TOTAL SHORT TERM INVESTMENTS (Cost $11,009,807)
TOTAL INVESTMENTS (Cost $11,009,807) - 79.0%	$11,009,807
Other Assets in Excess of Liabilities - 21.0%	2,921,753
TOTAL NET ASSETS - 100.0%	$13,931,560

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated

(a)Represents annualized seven-day yield at January 31, 2020

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,009,80

Short Total Return Swap Contracts (Unaudited

January 31, 2020

Terms of Payments to be Received			Termination			Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Notional Amount	Appreciation
1.8493% representing 1 month
LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	UBS Securities LLC	12/9/2020	1,024,062	$12,430,164	$431,031
1.8390% representing 1 month
LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Citibank N.A.	12/11/2020	834,224	12,305,985	2,536,684
1.8690% representing 1 month
LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Credit Suisse Capital LLC	12/17/2020	1,593,995	22,872,043	4,213,392
1.3190% representing 1 month
LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	BNP Paribas	2/17/2021	123,617	1,769,805	320,566
					$49,377,997	$7,501,673

	Direxion Daily Pharmaceutical & Medical Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 74.9%
Ambulatory Health Care Services - 3.1%
4,326	Axsome Therapeutics, Inc. (a)	$375,583
Chemical Manufacturing - 66.2%	Aerie Pharmaceuticals, Inc.(a)
12,476		255,508
2,058	Allergan PLC ADR (Ireland)	384,105
2,230	Amphastar Pharmaceuticals, Inc.(a)	42,169
1,809	ANI Pharmaceuticals, Inc. (a)	112,158
6,250	BioDelivery Sciences International, Inc.(a)	32,813
6,075	Bristol-Myers Squibb Co.	382,421
7,682	Cara Therapeutics, Inc. (a)	123,680
6,708	Catalent, Inc. (a)	409,859
2,387	Collegium Pharmaceutical, Inc.(a)	48,015
8,137	Corcept Therapeutics, Inc. (a)	103,096
13,955	Elanco Animal Health, Inc.(a)	431,210
3,191	Eli Lilly & Co.	445,591
69,591	Endo International PLC (a)	394,581
11,520	Horizon Therapeutics PLC (a)	397,325
5,195	Innoviva, Inc. (a)	71,717
6,163	Intra-Cellular Therapies, Inc.(a)	139,838
2,621	Jazz Pharmaceuticals PLC ADR (Ireland)(a)	375,720
2,742	Johnson & Johnson	408,202
4,347	Merck & Co., Inc.	371,408
20,255	Mylan NV (a)	433,862
2,711	MyoKardia, Inc. (a)	184,429
18,227	Nektar Therapeutics (a)	362,535
4,672	Pacira Pharmaceuticals, Inc.(a)	201,924
7,189	Perrigo Co. PLC ADR (Ireland)	410,061
10,114	Pfizer, Inc.	376,645
3,126	Prestige Consumer Healthcare, Inc. (a)	126,791
3,483	Revance Therapeutics, Inc. (a)	77,915
6,393	Supernus Pharmaceuticals, Inc. (a)	146,208
43,253	TherapeuticsMD, Inc. (a)	97,319
2,148	Theravance Biopharma, Inc. (a)	59,886
1,997	Tricida, Inc. (a)	70,414
3,115	Zoetis, Inc.	418,064
3,652	Zogenix, Inc. (a)	183,951
Merchant Wholesalers, Nondurable Goods - 0.4%		8,079,420

1,875	Phibro Animal Health Corp.	44,475
Miscellaneous Manufacturing - 0.6%	Intersect ENT, Inc. (a)
2,918		75,401
Professional, Scientific, and Technical Services - 4.6%
1,690	Arvinas, Inc. (a)	81,898
5,004	Omeros Corp. (a)	63,851
1,875	Reata Pharmaceuticals, Inc. (a)	410,231
1,351	Wave Life Sciences Ltd.(a)	9,592
	TOTAL COMMON STOCKS (Cost $7,677,443)	$565,572
		9,140,451
SHORT TERM INVESTMENTS - 11.8%
Money Market Funds - 11.8%
20,548	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$20,548
1,419,604	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	1,419,604
	TOTAL SHORT TERM INVESTMENTS (Cost $1,440,152)	$1,440,152
	TOTAL INVESTMENTS (Cost $9,117,595) - 86.7% (c)	$10,580,603
	Other Assets in Excess of Liabilities - 13.3%	1,627,023
	TOTAL NET ASSETS - 100.0%	$12,207,626

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,650,199. ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

						Unrealized
Terms of Payments to be Received			Termination		Notional	Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Amount	(Depreciation)
Total return of S&P Pharmaceuticals
Select Industry Index	2.0690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2020	2,723	$12,815,049	$1,377,306
Total return of S&P Pharmaceuticals
Select Industry Index	2.1690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	2,115	11,052,128	(20,762)
Total return of S&P Pharmaceuticals
Select Industry Index	2.1690% representing 1 month LIBOR rate + spread	Citibank N.A.	12/22/2020	424	2,304,033	(90,626)
					$26,171,210	$1,265,918

		Direxion Daily Regional Banks Bull 3X Shares
		Schedule of Investments (Unaudited)
		January 31, 2020
Shares	68.9%		Fair Value
COMMON STOCKS -
Credit Intermediation and Related Activities - 65.3%
1,005	Allegiance Bancshares, Inc. (a)		$37,386
2,084	Ameris Bancorp		83,756
5,894	Associated Banc-Corp		117,467
1,723	Atlantic Union Bankshares Corp.		58,048
2,252	BancorpSouth Bank		64,340
967	Bank of Hawaii Corp.		86,643
5,280	Bank OZK		143,510
3,261	BankUnited, Inc.		107,613
1,054	Banner Corp.		54,334
1,171	Berkshire Hills Bancorp, Inc.		32,964
797	BOK Financial Corp.		62,883
2,951	Boston Private Financial Holdings, Inc.		33,641
1,336	Brookline Bancorp, Inc.		20,307
11,445	Cadence Bancorporation		178,885
342	Carolina Financial Corp.		13,116
1,443	Cathay General Bancorp		52,035
3,695	CenterState Bank Corp.		83,359
725	Central Pacific Financial Corp.		20,104
5,423	CIT Group, Inc.		247,885
9,908	Citizens Financial Group, Inc.		369,370
358	City Holding Co.		27,093
1,604	Columbia Banking System, Inc.		62,075
5,526	Comerica, Inc.		337,970
2,589	Commerce Bancshares, Inc.		175,172
1,360	Community Bank System, Inc.		90,127
561	ConnectOne Bancorp, Inc.		13,245
800	Customers Bancorp, Inc. (a)		17,104
3,591	CVB Financial Corp.		74,585
820	Dime Community Bancshares, Inc.		15,916
1,278	Eagle Bancorp, Inc.		55,849
5,752	East West Bancorp, Inc.		263,672
560	Enterprise Financial Services Corp.		24,366
9,687	F.N.B. Corp.		113,047
280	FB Financial Corp.		9,982
12,836	Fifth Third Bancorp		365,184
431	First Bancorp		15,292
6,826	First BanCorp		63,277
206	First Citizens BancShares, Inc. Class A		108,525
2,074	First Commonwealth Financial Corp.		28,040
2,154	First Financial Bancorp		51,782
2,323	First Financial Bankshares, Inc.		77,867
3,579	First Hawaiian, Inc.		104,006
20,209	First Horizon National Corp.		323,344
930	First Merchants Corp.		36,967
2,871	First Midwest Bancorp, Inc.		57,248
3,461	First Republic Bank		383,756
5,127	Fulton Financial Corp.		84,442
1,835	Glacier Bancorp, Inc.		77,749
1,558	Great Western Bancorp, Inc.		46,039
2,629	Hancock Holding Co.		104,476
978	Hanmi Financial Corp. Class A		16,450
577	Heartland Financial USA, Inc.		28,221
1,161	Heritage Commerce Corp.		13,468
925	Heritage Financial Corp.		23,846
2,701	Hilltop Holdings, Inc.		61,151
3,223	Home Bancshares, Inc.		61,624
3,323	Hope Bancorp, Inc.		46,206
25,899	Huntington Bancshares, Inc.		351,449
2,122	IberiaBank Corp.		154,291
680	Independent Bank Corp. (Massachusetts)		49,096
492	Independent Bank Corp. (Michigan)		10,519
1,259	Independent Bank Group, Inc.		67,382
1,143	International Bancshares Corp.		45,034
10,186	Investors Bancorp, Inc.		123,098
19,817	KeyCorp		370,776
673	Lakeland Bancorp, Inc.		10,930
866	Live Oak Bancshares, Inc.		15,138
2,337	M&T Bank Corp.		393,831
387	Midland States Bancorp, Inc.		10,225
1,806	OFG Bancorp		35,596
5,548	Old National Bancorp		99,365
968	Opus Bank		25,783
2,004	Pacific Premier Bancorp, Inc.		59,719
4,199	PacWest Bancorp		147,175
386	Peapack-Gladstone Financial Corp.		11,283
21,630	People's United Financial, Inc.		333,535
2,259	Pinnacle Financial Partners, Inc.		133,417
2,506	PNC Financial Services Group, Inc.		372,266
3,377	Popular, Inc.		188,977

322	Preferred Bank	19,355
3,201	Prosperity Bancshares, Inc.	224,710
23,153	Regions Financial Corp.	360,492
828	Sandy Spring Bancorp, Inc.	28,814
1,112	Seacoast Banking Corp. of Florida (a)	30,191
2,120	Signature Bank	300,807
2,821	Simmons First National Corp.	67,648
498	Southside Bancshares, Inc.	17,470
7,682	Sterling Bancorp	153,640
1,595	SVB Financial Group (a)	383,326
7,883	Synovus Financial Corp.	276,063
4,874	TCF Financial Corp.	206,073
2,978	Texas Capital Bancshares, Inc. (a)	163,671
892	The Bancorp, Inc. (a)	10,552
602	Triumph Bancorp, Inc. (a)	23,466
7,096	Truist Financial Corp.	365,941
1,260	Trustmark Corp.	40,295
1,050	UMB Financial Corp.	69,783
2,404	United Bankshares, Inc.	82,457
2,097	United Community Banks, Inc.	58,548
416	Univest Corp. of Pennsylvania	10,333
10,394	Valley National Bancorp	109,449
3,171	Webster Financial Corp.	142,251
530	Westamerica Bancorp	33,581
4,229	Western Alliance Bancorp	233,568
2,300	Wintrust Financial Corp.	145,544
7,772	Zions Bancorp	353,548
Management of Companies and Enterprises - 3.4%		12,247,270

499	Atlantic Capital Bancshares, Inc. (a)	9,416
1,723	Banc of California, Inc.	27,499
2,320	Cullen/Frost Bankers, Inc.	206,851
223	Equity Bancshares, Inc. (a)	5,990
627	First Foundation, Inc.	10,346
1,214	First Interstate BancSystem, Inc.	46,739
382	Franklin Financial Network, Inc.	14,084
779	National Bank Holdings Corp.	25,396
1,354	Renasant Corp.	43,233
651	ServisFirst Bancshares, Inc.	23,924
829	South State Corp.	62,681
6,669	Umpqua Holdings Corp.	112,706
2,001	Veritex Holdings, Inc.	56,668
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%		645,533

199	CBTX, Inc.	5,881
254	QCR Holdings, Inc.	10,439
560	TriState Capital Holdings, Inc. (a)	12,874
	TOTAL COMMON STOCKS (Cost $13,968,052)	$29,194
		12,921,997
SHORT TERM INVESTMENTS - 39.7%
Money Market Funds - 39.7%
1,178,040	Dreyfus Government Cash Management Institutional Shares, 1.49% (b)	$1,178,040
6,272,013	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (b)	6,272,013
	TOTAL MONEY MARKET FUNDS (Cost $7,450,053)	$7,450,053
	TOTAL INVESTMENTS (Cost $21,418,105) - 108.6% (c)	$20,372,050
	Liabilities in Excess of Other Assets - (8.6)%	(1,621,589)
	TOTAL NET ASSETS - 100.0%	$18,750,461

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,161,481.

	Long Total Return Swap Contracts (Unaudited)
Terms of Payments to	January 31, 2020

be Received at			Termination		Notional	Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Amount	Depreciation
Total return of S&P
Regional Banks Select
Industry Index	2.0090% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2020	7,247	$12,922,290	$(632,951)
Total return of S&P
Regional Banks Select
Industry Index	2.2890% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	10,070	18,412,571	(1,351,470)
Total return of S&P
Regional Banks Select
Industry Index	2.2690% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2020	8,236	14,977,328	(1,019,055)
					$46,312,189	$(3,003,476)

Direxion Daily Regional Banks Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 59.7%
Money Market Funds - 59.7%
623,888 Dreyfus Government Cash Management Institutional Shares, 1.49%(a)	$623,888
731,456 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)	731,456
TOTAL SHORT TERM INVESTMENTS (Cost $1,355,344)(b)	$1,355,344
TOTAL INVESTMENTS (Cost $1,355,344) - 59.7%	$1,355,344
Other Assets in Excess of Liabilities - 40.3%	914,629
TOTAL NET ASSETS - 100.0%	$2,269,973

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,355,344.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
1.6990% representing 1 month LIBOR
rate + spread	Total return of S&P Regional Banks Select Industry Index	UBS Securities LLC	12/9/2020	1,349	$2,441,579	$153,545
2.0890% representing 1 month LIBOR
rate + spread	Total return of S&P Regional Banks Select Industry Index	Credit Suisse Capital LLC	12/17/2020	1,849	3,368,201	233,926
0.9190% representing 1 month LIBOR
rate + spread	Total return of S&P Regional Banks Select Industry Index	BNP Paribas	8/18/2021	516	889,033	13,364
0.9190% representing 1 month LIBOR
rate + spread	Total return of S&P Regional Banks Select Industry Index	BNP Paribas	8/18/2021	302	512,011	(102)
					$7,210,824	$400,733

		Direxion Daily Retail Bull 3X Shares
		Schedule of Investments (Unaudited)
		January 31, 2020
Shares			Fair Value
COMMON STOCKS - 85.6%
Administrative and Support Services - 1.1%
59	Booking Holdings, Inc. (a)		$108,002
Broadcasting (except Internet) - 1.2%
14,196	Qurate Retail, Inc. (a)		121,092
Clothing and Clothing Accessories Stores - 19.7%
6,920	Abercrombie & Fitch Co. Class A		113,211
8,021	American Eagle Outfitters, Inc.		115,502
2,697	Boot Barn Holdings, Inc. (a)		113,193
4,026	Caleres, Inc.		70,656
2,144	Childrens Place Retail Stores, Inc. (b)		127,933
7,711	Designer Brands, Inc.		109,805
6,948	Gap, Inc.		120,965
1,932	Genesco, Inc. (a)		75,966
5,843	Guess?, Inc.		124,398
6,552	L Brands, Inc.		151,744
3,023	Nordstrom, Inc.		111,428
1,004	Ross Stores, Inc.		112,639
5,774	Signet Jewelers Ltd.		140,366
3,494	The Buckle, Inc. (b)		85,289
1,234	The Cato Corp.		19,793
867	Tiffany & Co.		116,195
1,921	TJX Companies, Inc.		113,416
4,337	Urban Outfitters, Inc. (a)		111,027
3,284	Zumiez, Inc. (a)		102,362
Data Processing, Hosting and Related Services - 0.6%			2,035,888

1,494	Shutterstock, Inc. (a)		64,735
Electronics and Appliance Stores - 1.9%
1,368	Best Buy Co., Inc.		115,856
21,281	GameStop Corp. Class A (b)		81,719
Food and Beverage Stores - 5.0%			197,575

3,752	Grocery Outlet Holding Corp. (a)		122,840
2,663	Grubhub, Inc. (a)		144,201
582	Ingles Markets, Inc.		24,264
4,129	Kroger Co.		110,905
5,911	Sprouts Farmers Market, Inc. (a)		92,389
643	Weis Markets, Inc.		23,592
Food Services and Drinking Places - 2.4%			518,191

754	Casey's General Stores, Inc.		121,288
1,290	Wayfair, Inc. (a)(b)		120,873
General Merchandise Stores - 14.7%			242,161

4,339	Big Lots, Inc.		117,413
4,914	BJ's Wholesale Club Holdings, Inc. (a)		100,835
514	Burlington Stores, Inc. (a)		111,780
398	Costco Wholesale Corp.		121,597
1,683	Dillard's, Inc. Class A (b)		102,192
750	Dollar General Corp.		115,058
1,240	Dollar Tree, Inc. (a)		107,967
937	Five Below, Inc. (a)		106,087
2,402	Kohl's Corp.		102,686
7,640	Macy's, Inc.		121,858
1,348	PriceSmart, Inc.		82,578
911	Target Corp.		100,884
1,221	Tractor Supply Co.		113,492
964	Wal-Mart Stores, Inc.		110,368
Health and Personal Care Stores - 5.1%			1,514,795

4,517	Petmed Express, Inc. (b)		113,874
15,321	Rite Aid Corp. (a)(b)		183,086
457	Ulta Salon, Cosmetics & Fragrance, Inc. (a)		122,435
2,004	Walgreens Boots Alliance, Inc.		101,903
Merchant Wholesalers, Durable Goods - 0.6%			521,298

588	America's Car-Mart, Inc. (a)		64,551
Merchant Wholesalers, Nondurable Goods - 1.8%
17,750	Chicos FAS, Inc.		69,048
3,123	Foot Locker, Inc.		118,580
Miscellaneous Manufacturing - 1.2%			187,628

3,679	National Vision Holdings, Inc. (a)		125,527
Miscellaneous Store Retailers - 6.6%
2,625	1-800-Flowers.com, Inc. (a)		39,874
4,104	Chewy, Inc. (a)		108,797
2,743	ETSY, Inc. (a)		133,886
42,450	Office Depot, Inc.		94,239
1,682	Ollie's Bargain Outlet Holdings, Inc. (a)(b)		89,213
4,143	Rent-A-Center, Inc.		120,685
6,466	Sally Beauty Holdings, Inc. (a)		99,253
Motor Vehicle and Parts Dealers - 12.0%			685,947

747	Advance Auto Parts, Inc.		98,417
994	Asbury Automotive Group, Inc. (a)		95,871
2,323	AutoNation, Inc. (a)		98,588
94	AutoZone, Inc. (a)		99,448
1,185	CarMax, Inc. (a)		114,993
1,262	Carvana Co. (a)		100,014
1,098	Group 1 Automotive, Inc.		110,646
738	Lithia Motors, Inc. Class A		100,102
1,223	MarineMax, Inc. (a)		24,374
994	Murphy USA, Inc. (a)		101,557
263	O'Reilly Automotive, Inc. (a)		106,804
2,232	Penske Automotive Group, Inc.		104,837
2,487	Sonic Automotive, Inc.		78,664
Nonstore Retailers - 3.3%			1,234,315

66	Amazon.com, Inc. (a)		132,575
3,269	eBay, Inc.		109,708
4,484	Stitch Fix, Inc. (a)(b)		102,684
Professional, Scientific, and Technical Services - 3.0%			344,967

39,435	Groupon, Inc. (a)		113,573
3,543	Quotient Technology, Inc. (a)		35,678
1,395	Stamps.Com., Inc. (a)		103,914
6,426	The Rubicon Project, Inc. (a)		60,147
Repair and Maintenance - 1.5%			313,312

7,088	Conn's, Inc. (a)(b)		62,091
1,467	Monro Muffler Brake, Inc.		91,981
			154,072

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 2.8%
2,421	Dick's Sporting Goods, Inc.	107,081
3,936	Hibbett Sports, Inc. (a)	97,534
18,066	The Michaels Companies, Inc. (a)	89,065
Support Activities for Transportation - 1.1%		293,680

1,029	Expedia, Inc.	111,595
	TOTAL COMMON STOCKS (Cost $8,690,287)	$8,839,331
SHORT TERM INVESTMENTS - 28.3%
Money Market Funds - 28.3%
652,245	(c)(d)	$652,245
	Dreyfus Government Cash Management Institutional Shares, 1.49%
2,271,347	(c)	2,271,347
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $2,923,592)	$2,923,592
	TOTAL INVESTMENTS (Cost $11,613,879) - 113.9%(e)	$11,762,923
	Liabilities in Excess of Other Assets - (13.9)%	(1,438,418)
	TOTAL NET ASSETS - 100.0%	$10,324,505

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,720,475.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of S&P Retail Select
Industry® Index	2.0190% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	2,552	$12,051,673	$(675,076)
Total return of S&P Retail Select
Industry® Index	2.0190% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/21/2020	2,410	11,280,021	(534,320)
					$23,331,694	$(1,209,396)

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares

	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 44.4%
399,409	Global X Robotics & Artificial Intelligence ETF(a)	$8,551,347
	TOTAL INVESTMENT COMPANIES (Cost $8,145,087)	$8,551,347
SHORT TERM INVESTMENTS - 38.6%
Money Market Funds - 38.6%
1,916,758	(b)	$1,916,758
	Dreyfus Government Cash Management Institutional Shares, 1.49%
5,523,300	(b)	5,523,300
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $7,440,058)	$7,440,058
	TOTAL INVESTMENTS (Cost $15,585,145) - 83.0%(c)	$15,991,405
	Other Assets in Excess of Liabilities - 17.0%	3,274,129
	TOTAL NET ASSETS - 100.0%	$19,265,534

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,484,826.

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of Indxx Global Robotics
and Artificial Intelligence Thematic
Index	2.1078% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	5/26/2020	550,405	$10,372,557	$1,326,502
Total return of Indxx Global Robotics
and Artificial Intelligence Thematic
Index	2.3190% representing 1 month LIBOR rate + spread	Citibank N.A.	11/04/2020	540,226	11,847,680	(304,602)
Total return of Indxx Global Robotics
and Artificial Intelligence Thematic
Index	2.2190% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	545,931	12,182,315	(509,484)
Total return of Indxx Global Robotics
and Artificial Intelligence Thematic
Index	2.2690% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	663,624	14,732,509	(543,735)
					$49,135,061	$(31,319)

		Direxion Daily S&P 500® High Beta Bull 3X Shares
		Schedule of Investments (Unaudited)
		January 31, 2020
Shares			Fair Value
COMMON STOCKS - 67.3%
Accommodation - 0.7%
842	MGM Resorts International		$26,153
Administrative and Support Services - 0.6%
421	Robert Half International, Inc.		24,490
Air Transportation - 0.6%
894	American Airlines Group, Inc.		23,995
Amusement, Gambling, and Recreation Industries - 1.5%
429	Las Vegas Sands Corp.		28,018
267	Wynn Resorts Ltd.		33,685
Apparel Manufacturing - 0.6%			61,703

267	PVH Corp.		23,274
Chemical Manufacturing - 3.8%
399	Albemarle Corp.		32,032
221	Alexion Pharmaceuticals, Inc. (a)		21,965
286	Eastman Chemical Co.		20,383
93	Illumina, Inc. (a)		26,976
1,182	Mosaic Co.		23,451
494	Perrigo Co. PLC ADR (Ireland)		28,178
Clothing and Clothing Accessories Stores - 0.9%			152,985

1,499	L Brands, Inc.		34,717
Computer and Electronic Product Manufacturing - 16.8%
1,264	Advanced Micro Devices, Inc. (a)		59,408
221	Analog Devices, Inc.		24,255
112	Apple, Inc.		34,665
155	Arista Networks, Inc. (a)		34,618
78	Broadcom, Inc.		23,802
498	Cisco Systems, Inc.		22,893
248	Fortinet, Inc. (a)		28,609
1,203	HP, Inc.		25,648
407	Intel Corp.		26,020
269	Keysight Technologies, Inc. (a)		25,014
434	Maxim Integrated Products, Inc.		26,092
310	Microchip Technology, Inc.		30,219
780	Micron Technology, Inc. (a)		41,410
462	NetApp, Inc.		24,671
184	NVIDIA Corp.		43,503
276	PerkinElmer, Inc.		25,524
267	Qorvo, Inc. (a)		28,265
441	Seagate Technology PLC		25,133
288	Skyworks Solutions, Inc.		32,587
204	Texas Instruments, Inc.		24,613
636	Western Digital Corp.		41,658
286	Xilinx, Inc.		24,161
Couriers and Messengers - 0.6%			672,768

157	FedEx Corp.		22,708
Credit Intermediation and Related Activities - 2.6%
324	Citigroup, Inc.		24,109
277	Discover Financial Services		20,811
95	MasterCard, Inc. Class A		30,014
124	SVB Financial Group (a)		29,801
Data Processing, Hosting and Related Services - 0.5%			104,735

1,466	Hewlett Packard Enterprise Co.		20,421
Electrical Equipment, Appliance, and Component Manufacturing - 1.3%
789	Corning, Inc.		21,058
240	IPG Photonics Corp. (a)		30,641
Electronics and Appliance Stores - 0.6%			51,699

308	Best Buy Co., Inc.		26,085
Fabricated Metal Product Manufacturing - 1.4%
129	Parker Hannifin Corp.		25,244
182	Stanley Black & Decker, Inc.		28,998
Insurance Carriers and Related Activities - 0.6%			54,242

425	Lincoln National Corp.		23,154
Leather and Allied Product Manufacturing - 0.6%
953	Tapestry, Inc.		24,559
Machinery Manufacturing - 4.5%
520	Applied Materials, Inc.		30,155
180	Caterpillar, Inc.		23,643
137	Deere & Co.		21,726
596	Flowserve Corp.		27,821
2,076	General Electric Co.		25,846
108	Lam Research Corp.		32,207
1,224	TechnipFMC PLC		20,208
Merchant Wholesalers, Durable Goods - 1.8%			181,606

160	KLA-Tencor Corp.		26,518
613	WestRock Co.		23,907
654	Xerox Corp.		23,263
Mining (except Oil and Gas) - 0.7%			73,688

2,655	Freeport-McMoRan Copper & Gold, Inc.		29,471
Miscellaneous Manufacturing - 2.7%
134	Abiomed, Inc. (a)		24,963
122	Align Technology, Inc. (a)		31,366
51	Intuitive Surgical, Inc. (a)		28,549
508	Textron, Inc.		23,332
Motion Picture and Sound Recording Industries - 0.9%			108,210

103	Netflix, Inc. (a)		35,544
Nonstore Retailers - 0.8%
17	Amazon.com, Inc. (a)		34,148
Oil and Gas Extraction - 5.9%
1,037	Apache Corp.		28,455
660	Cimarex Energy Co.		28,967
373	Concho Resources, Inc.		28,266
1,250	Devon Energy Corp.		27,150
317	Diamondback Energy, Inc.		23,585
315	EOG Resources, Inc.		22,967
2,305	Marathon Oil Corp.		26,208
1,331	Noble Energy, Inc.		26,314
184	Pioneer Natural Resources Co.		24,840
Other Information Services - 0.9%			236,752

1,052	Twitter, Inc. (a)		34,169
Petroleum and Coal Products Manufacturing - 1.1%
491	HollyFrontier Corp.		22,056
380	Marathon Petroleum Corp.		20,710

Professional, Scientific, and Technical Services - 0.6%		42,766

222	Alliance Data Systems Corp.	22,819
Publishing Industries (except Internet) - 7.5%
98	Adobe Systems, Inc. (a)	34,412
115	ANSYS, Inc. (a)	31,548
193	Autodesk, Inc. (a)	37,992
386	Cadence Design Systems, Inc. (a)	27,834
859	DXC Technology Co.	27,385
94	Intuit, Inc.	26,356
173	Microsoft Corp.	29,450
944	NortonLifeLock, Inc.	26,828
176	Salesforce.com, Inc. (a)	32,086
182	Synopsys, Inc. (a)	26,847
Rental and Leasing Services - 0.8%		300,738

229	United Rentals, Inc. (a)	31,073
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.0%
172	Ameriprise Financial, Inc.	28,451
568	E*TRADE Financial Corp.	24,208
99	MSCI, Inc. Class A	28,294
Support Activities for Mining - 1.2%		80,953

1,132	Halliburton Co.	24,689
409	Hess Corp.	23,137
Telecommunications - 0.7%		47,826

263	PayPal Holdings, Inc. (a)	29,953
Transportation Equipment Manufacturing - 1.5%
247	Aptiv PLC ADR (Ireland)	20,943
530	BorgWarner, Inc.	18,174
610	Harley-Davidson, Inc.	20,374
	TOTAL COMMON STOCKS	59,491

	(Cost $2,639,675)	$2,696,895
SHORT TERM INVESTMENTS - 33.8%
Money Market Funds - 33.8%
1,355,149	(b)	$1,355,149
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	TOTAL SHORT TERM INVESTMENTS (Cost $1,355,149)	$1,355,149
	TOTAL INVESTMENTS (Cost $3,994,824) - 101.1%(c)	$4,052,044
	Liabilities in Excess of Other Assets - (1.1)%	(45,534)
	TOTAL NET ASSETS - 100.0%	$4,006,510

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,853,252.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
Total return of S&P 500® High Beta
Index	2.0078% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	38	$425,850	$(29,525)
Total return of S&P 500® High Beta
Index	1.9990% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	855	9,345,552	(431,719)
					$9,771,402	$(461,244)

	Direxion Daily S&P 500® High Beta Bear 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
SHORT TERM INVESTMENTS -	55.3%
Money Market Funds - 55.3%
	(a)	$1,841,414
1,841,414 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	(b)	$1,841,414
	TOTAL SHORT TERM INVESTMENTS (Cost $1,841,414)
	TOTAL INVESTMENTS (Cost $1,841,414) - 55.3%	$1,841,414
	Other Assets in Excess of Liabilities - 44.7%	1,487,255
	TOTAL NET ASSETS - 100.0%	$3,328,669

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,841,414.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
1.7990% representing 1 month LIBOR	Total return of S&P 500® High Beta Index
rate + spread		Credit Suisse Capital LLC	12/17/2020	957	$10,015,284	$12,000

		Direxion Daily S&P Biotech Bull 3X Shares
		Schedule of Investments (Unaudited)
		January 31, 2020
Shares			Fair Value
COMMON STOCKS - 50.5%
Ambulatory Health Care Services - 1.7%
83,849	CareDx, Inc. (a)		$2,025,792
212,042	Invitae Corp. (a)(b)		3,954,583
20,096	Kura Oncology, Inc. (a)		235,927
15,817	Y-mAbs Therapeutics, Inc. (a)		521,803
			6,738,105
Chemical Manufacturing - 37.9%
41,642	AbbVie, Inc.		3,373,835
82,499	ACADIA Pharmaceuticals, Inc. (a)		3,295,010
25,817	Acceleron Pharma, Inc. (a)		2,343,667
100,044	Adverum Biotechnologies, Inc. (a)		987,434
71,344	Agenus, Inc. (a)		266,827
55,440	Agios Pharmaceuticals, Inc. (a)		2,701,591
53,269	Akebia Therapeutics, Inc. (a)		384,602
33,126	Alexion Pharmaceuticals, Inc. (a)		3,292,393
134,284	Alkermes PLC ADR (Ireland) (a)		2,337,884
19,426	Allakos, Inc. (a)(b)		1,402,557
31,070	Alnylam Pharmaceuticals, Inc. (a)		3,566,525
71,515	AMAG Pharmaceuticals, Inc. (a)		633,623
15,452	Amgen, Inc.		3,338,405
282,836	Amicus Therapeutics, Inc. (a)		2,500,270
40,064	Arena Pharmaceuticals, Inc. (a)		1,830,524
136,218	BioCryst Pharmaceuticals, Inc. (a)		388,221
12,322	Biogen, Inc. (a)		3,312,770
45,638	BioMarin Pharmaceutical, Inc. (a)		3,810,773
40,757 bluebird bio, Inc. (a)			3,247,925
42,447	Blueprint Medicines Corp. (a)		2,693,262
17,948	BridgeBio Pharma, Inc. (a)		619,027
269,806	Catalyst Pharmaceuticals, Inc. (a)		1,108,903
10,908	ChemoCentryx, Inc. (a)		462,717
133,436	Clovis Oncology, Inc. (a)(b)		1,106,184
109,942	Coherus BioSciences, Inc. (a)		1,983,354
31,163	Deciphera Pharmaceuticals, Inc. (a)		1,951,739
26,749	Denali Therapeutics, Inc. (a)(b)		619,507
27,383	Dicerna Pharmaceuticals, Inc. (a)		540,677
83,464	Dynavax Technologies Corp. (a)(b)		421,493
15,055	Eagle Pharmaceuticals, Inc. (a)		810,260
36,924	Emergent Biosolutions, Inc. (a)		2,034,143
17,222	Enanta Pharmaceuticals, Inc. (a)		887,622
29,241	Esperion Therapeutics, Inc. (a)(b)		1,581,353
50,417	FibroGen, Inc. (a)		2,109,952
47,813	Flexion Therapeutics, Inc. (a)(b)		837,684
35,107	G1 Therapeutics, Inc. (a)		679,672
55,627	Gilead Sciences, Inc.		3,515,626
39,825	Gossamer Bio, Inc. (a)		528,876
76,036	Halozyme Therapeutics, Inc. (a)		1,443,163
82,691	Heron Therapeutics, Inc. (a)		1,724,934
16,276	Homology Medicines, Inc. (a)		254,719
115,920	Immunogen, Inc. (a)		547,722
158,024	Immunomedics, Inc. (a)		2,934,506
39,976	Incyte Corp. (a)		2,921,046
80,270	Insmed, Inc. (a)		1,648,746
42,421	Intellia Therapeutics, Inc. (a)		505,234
30,642	Intercept Pharmaceuticals, Inc. (a)		2,831,627
58,021	Ionis Pharmaceuticals, Inc. (a)		3,383,785
127,253	Ironwood Pharmaceuticals, Inc. Class A (a)		1,537,216
42,938	Kadmon Holdings, Inc. (a)		197,085
2,100	Karuna Therapeutics, Inc. (a)		199,311
98,518	Karyopharm Therapeutics, Inc. (a)		1,591,066
11,678	Krystal Biotech, Inc. (a)		610,292
34,497	Ligand Pharmaceuticals, Inc. (a)		3,029,182
46,583	MacroGenics, Inc. (a)		430,893
14,615	Madrigal Pharmaceuticals, Inc. (a)		1,213,337
40,464	Momenta Pharmaceuticals, Inc. (a)		1,174,265
79,966	Myriad Genetics, Inc. (a)		2,211,060
33,077	Neurocrine Biosciences, Inc. (a)		3,310,346
9,417	NextCure, Inc. (a)		402,577
481,475	OPKO Health, Inc. (a)		698,139
82,455	Portola Pharmaceuticals, Inc. (a)		1,054,600
12,452	Principia Biopharma, Inc. (a)		655,598
92,877	Progenics Pharmaceuticals, Inc. (a)		414,231
11,642	Prothena Corp. PLC (a)		141,683

55,619	PTC Therapeutics, Inc. (a)
142,191	Puma Biotechnology, Inc. (a)(b)
45,686	Ra Pharmaceuticals, Inc. (a)
66,470	Radius Health, Inc. (a)
9,718	Regeneron Pharmaceuticals, Inc. (a)
46,440	REGENXBIO, Inc. (a)
43,288	Retrophin, Inc. (a)
19,434	Rhythm Pharmaceuticals, Inc. (a)
14,716	Rocket Pharmaceuticals, Inc. (a)
50,206	Sage Therapeutics, Inc. (a)(b)
121,457	Sangamo Therapeutics, Inc. (a)
27,701	Sarepta Therapeutics, Inc. (a)
32,128	Seattle Genetics, Inc. (a)
78,483	Spectrum Pharmaceuticals, Inc. (a)
63,465	Stemline Therapeutics, Inc. (a)(b)
84,913	TG Therapeutics, Inc. (a)
25,540	Turning Point Therapeutics, Inc. (a)
21,686	Twist Bioscience Corp. (a)
53,084	Ultragenyx Pharmaceutical, Inc. (a)
40,813	United Therapeutics Corp. (a)
49,284	Vanda Pharmaceuticals, Inc. (a)
50,794	Veracyte, Inc. (a)
41,124	Vericel Corp. (a)
16,706	Vertex Pharmaceuticals, Inc. (a)
27,645	Xencor, Inc. (a)
Merchant Wholesalers, Nondurable Goods - 1.8%
63,947	Aimmune Therapeutics, Inc. (a)(b)
58,920	Atara Biotherapeutics, Inc. (a)
47,582	Global Blood Therapeutics, Inc. (a)
113,524	Viking Therapeutics, Inc. (a)
127,717	ZIOPHARM Oncology, Inc. (a)(b)
Miscellaneous Manufacturing - 0.9%
17,453	Anika Therapeutics, Inc. (a)
32,595	Mirati Therapeutics, Inc. (a)
Professional, Scientific, and Technical Services - 7.7%
19,913	Akcea Therapeutics, Inc. (a)
24,621	Alector, Inc. (a)
45,333	Allogene Therapeutics, Inc. (a)(b)
71,149	AnaptysBio, Inc. (a)
65,514	Apellis Pharmaceuticals, Inc. (a)
55,038	Arrowhead Pharmaceuticals, Inc. (a)
56,139	Athenex, Inc. (a)
11,934	AVROBIO, Inc. (a)
54,124	Biohaven Pharmaceutical Holding Co. Ltd (a)
44,751	Cytokinetics, Inc. (a)
45,938	Editas Medicine, Inc. (a)
43,875	Epizyme, Inc. (a)
41,951	Exact Sciences Corp. (a)
205,279	Exelixis, Inc. (a)
55,962	Fate Therapeutics, Inc. (a)
9,322	Kodiak Sciences, Inc. (a)
151,755	Moderna, Inc. (a)(b)
61,089	Natera, Inc. (a)
107,252	Precigen, Inc. (a)(b)
40,916	Voyager Therapeutics, Inc. (a)
Support Activities for Transportation - 0.5%
96,039	Iovance Biotherapeutics, Inc. (a)
	TOTAL COMMON STOCKS (cost $232,954,898)	$

SHORT TERM INVESTMENTS - 42.2%

Money Market Funds - 42.2%

102,162,469	Dreyfus Government Cash Management Institutional Shares, 1.49%(c)(d)	$
62,080,995	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(c)
	TOTAL SHORT TERM INVESTMENTS (Cost $164,243,464)	$
	TOTAL INVESTMENTS (Cost $397,198,362) - 92.7% (e)	$
Other Assets in Excess of Liabilities - 7.3%
	TOTAL NET ASSETS - 100.0%	$

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $329,835,219.

2,864,379

1,117,621

2,141,303

1,167,213

3,284,101

2,021,533

669,233

340,872

301,384

3,327,654

890,280

3,212,208

3,482,354

198,562

420,773

1,206,614

1,494,090

538,680

2,789,564

3,986,206

628,371

1,333,343

674,434

3,793,097

938,271

147,395,390

1,985,554

779,512

3,105,201

712,931

503,205

7,086,403

717,492

2,830,224

3,547,716

343,897

687,911

984,633

1,033,083

2,693,281

2,306,643

751,701

259,326

2,624,473

550,437

1,214,141

918,304

3,913,189

3,530,799

1,419,196

569,295

3,112,495

2,138,726

498,722

451,303

30,001,555

2,087,888

196,857,057

102,162,469

62,080,995

164,243,464

361,100,521

28,421,066

389,521,587

ADR - American Depository Receipt

	Long Total Return Swap Contracts (Unaudited)
		January 31, 2020
Terms of Payments to be Received						Unrealized
						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of S&P Biotechnology
Select Industry Index	1.9078% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	2/25/2020	31,466	$207,935,624	$8,876,476
Total return of S&P Biotechnology
Select Industry Index	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	16,000	106,839,364	2,727,884
Total return of S&P Biotechnology
Select Industry Index	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	9/16/2020	5,000	32,068,362	2,227,442
Total return of S&P Biotechnology
Select Industry Index	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	10/21/2020	8,000	48,332,385	6,719,572
Total return of S&P Biotechnology
Select Industry Index	1.8190% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2020	29,101	215,648,511	(14,617,966)
Total return of S&P Biotechnology
Select Industry Index	1.8790% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2020	21,627	162,302,046	(13,036,475)
Total return of S&P Biotechnology
Select Industry Index	1.6190% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/18/2020	28,378	204,894,867	(9,094,020)
Total return of S&P Biotechnology
Select Industry Index	1.9190% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	920	6,546,888	(185,058)
					$984,568,047	$(16,382,145)

	Direxion Daily S&P Biotech Bear 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
SHORT TERM INVESTMENTS -	50.8%
Money Market Funds - 50.8%
	(a)	$53,949,755
53,949,755 Dreyfus Government Cash Management Institutional Shares, 1.49%
	(a)	25,245,779
25,245,779 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
	(b)	$79,195,534
	TOTAL SHORT TERM INVESTMENTS (Cost $79,195,534)
	TOTAL INVESTMENTS (Cost $79,195,534) - 50.8%	$79,195,534
	Other Assets in Excess of Liabilities - 49.2%	76,684,136
	TOTAL NET ASSETS - 100.0%	$155,879,670

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $79,195,534.

Short Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
1.8578% representing 1 month LIBOR
rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	4/27/2020	28,436	$200,040,957	$3,831,149
1.5490% representing 1 month LIBOR
rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/4/2020	22,048	162,353,372	10,010,402
1.6190% representing 1 month LIBOR
rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/11/2020	17,127	126,228,784	7,973,907
					$488,623,113	$21,815,458

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares

Schedule of Investments (Unaudited)

January 31, 2020

Shares

COMMON STOCKS - 77.1%

Gasoline Stations - 1.5%

89,462 Delek US Holdings, Inc.

Merchant Wholesalers, Durable Goods - 0.1%

2,474 REX American Resources Corp. (a)

Merchant Wholesalers, Nondurable Goods - 0.6%

24,497 World Fuel Services Corp.

Mining (except Oil and Gas) - 1.3%

276,805 CNX Resources Corp. (a)

Oil and Gas Extraction - 54.1%

160,685 Apache Corp.

14,161 Bonanza Creek Energy, Inc. (a)

213,075 Cabot Oil & Gas Corp.

191,039 California Resources Corp. (a)(b)

807,186 Callon Petroleum Co. (a)

420,665 Centennial Resource Development, Inc. (a)

4,346,877 Chesapeake Energy Corp. (a)

71,372 Cimarex Energy Co.

43,562 Concho Resources, Inc.

102,772 Continental Resources, Inc.

681,559 Denbury Resources, Inc. (a)

146,108 Devon Energy Corp.

40,320 Diamondback Energy, Inc.

45,451 EOG Resources, Inc.

368,873 EQT Corp.

35,939 Green Plains, Inc.

352,024 Gulfport Energy Corp. (a)

406,849 Kosmos Energy Ltd. (c)

313,817 Laredo Petroleum, Inc. (a)

72,022 Magnolia Oil & Gas Corp.(a)

269,703 Marathon Oil Corp.

170,843 Matador Resources Co. (a)

153,290 Noble Energy, Inc.

411,247 Northern Oil and Gas, Inc. (a)

944,744 Oasis Petroleum, Inc. (a)

90,976 Occidental Petroleum Corp.

20,129 Par Pacific Holdings, Inc.(a)

200,146 Parsley Energy, Inc.

114,991 PDC Energy, Inc. (a)

30,360 Phillips 66

24,504 Pioneer Natural Resources Co.

445,441 QEP Resources, Inc.

796,326 Range Resources Corp. (b)

37,606 Renewable Energy Group, Inc. (a)

254,448 SM Energy Co.

1,507,547 Southwestern Energy Co. (a)

13,288 Talos Energy, Inc. (a)

76,337 Tellurian, Inc.(a)(b)

163,265 W&T Offshore, Inc. (a)

580,471 Whiting Petroleum Corp. (a)(b)

314,450 WPX Energy, Inc. (a)

Petroleum and Coal Products Manufacturing - 16.4%

29,087 Chevron Corp.

54,715 ConocoPhillips

36,521 CVR Energy, Inc.

49,553 Exxon Mobil Corp.

68,351 HollyFrontier Corp.

58,536 Marathon Petroleum Corp.

136,997 Murphy Oil Corp.

114,885 PBF Energy, Inc.

36,578 Valero Energy Corp.

Support Activities for Mining - 3.1%

835,184 Antero Resources Corp. (a)

55,048 Hess Corp.

12,598 Penn Virginia Corp. (a)

TOTAL COMMON STOCKS (Cost $150,160,064

SHORT TERM INVESTMENTS - 43.3%

Money Market Funds - 43.3%

Fair Value

$2,456,627

186,416

958,323

2,001,300

4,409,196

257,589

3,002,227

1,402,226

2,421,558

1,371,368

2,224,732

3,132,517

3,301,128

2,797,454

671,336

3,173,466

2,999,808

3,313,832

2,231,682

448,159

545,637

2,078,998

539,765

757,671

3,066,523

2,506,267

3,030,543

682,670

2,125,674

3,613,567

404,995

3,330,429

2,482,656

2,773,993

3,308,040

1,412,048

2,388,978

988,286

2,335,833

2,366,849

291,539

535,886

675,917

2,635,338

3,757,678

85,794,058

3,116,381

3,251,712

1,263,992

3,078,232

3,070,327

3,190,212

2,871,457

3,136,361

3,083,891

26,062,565

1,545,091

3,114,065

269,219

4,928,375

$122,387,664

41,823,331 Dreyfus Government Cash Management Institutional Shares, 1.49% (d)(e)	$41,823,331
26,955,174 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (d)	26,955,174
TOTAL SHORT TERM INVESTMENTS (Cost $68,778,505)	$68,778,505
(f)	$191,166,169
TOTAL INVESTMENTS (Cost $218,938,569) - 120.4%
Liabilities in Excess of Other Assets - (20.4)%	(32,449,376)
TOTAL NET ASSETS - 100.0%	$158,716,793

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)A portion of this security represents a security on loan.

(c)Foreign issued security.

(d)Represents annualized seven-day yield at January 31, 2020.

(e)All or a portion of this security represents an investment of securities lending collateral.

(f)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $179,520,005.

Long Total Return Swap Contracts (Unaudited)

	January 31, 2020
Terms of Payments to be Received at			Termination		Notional	Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Amount	Depreciation
Total return of S&P Oil & Gas
Exploration & Production Select
Industry Index	1.7978% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	29,999	$93,888,082	$(6,547,339)
Total return of S&P Oil & Gas
Exploration & Production Select
Industry Index	1.7990% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	35,942	124,816,444	(20,180,334)
Total return of S&P Oil & Gas
Exploration & Production Select
Industry Index	1.9190% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2020	26,613	87,272,643	(9,862,752)
Total return of S&P Oil & Gas
Exploration & Production Select
Industry Index	2.0290% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	28,799	100,661,130	(16,897,292)
					$406,638,299	$(53,487,717

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 64.2%
Money Market Funds - 64.2%
11,461,846 Dreyfus Government Cash Management Institutional Shares, 1.49%(a)	$11,461,846
15,048,891 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)	15,048,891
TOTAL SHORT TERM INVESTMENTS (Cost $26,510,737)(b)	$26,510,737
TOTAL INVESTMENTS (Cost $26,510,737) - 64.2%	$26,510,737
Other Assets in Excess of Liabilities - 35.8%	14,793,157
TOTAL NET ASSETS - 100.0%	$41,303,894

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,510,737.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
1.3578% representing 1 month LIBOR	Total return of S&P Oil & Gas Exploration & Production Select
rate + spread	Industry Index	Bank of America Merrill Lynch	12/3/2020	7,346	$21,996,379	$584,568
1.4690% representing 1 month LIBOR	Total return of S&P Oil & Gas Exploration & Production Select
rate + spread	Industry Index	UBS Securities LLC	12/4/2020	14,262	51,187,395	9,660,145
1.6190% representing 1 month LIBOR	Total return of S&P Oil & Gas Exploration & Production Select
rate + spread	Industry Index	Citibank N.A.	12/11/2020	13,641	46,868,582	7,151,635
1.5390% representing 1 month LIBOR	Total return of S&P Oil & Gas Exploration & Production Select
rate + spread	Industry Index	Credit Suisse Capital LLC	12/17/2020	7,256	25,237,784	4,091,817
					$145,290,140	$21,488,165

	Direxion Daily Semiconductor Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 59.3%
Computer and Electronic Product Manufacturing - 49.5%
510,535	Advanced Micro Devices, Inc. (a)	$23,995,145
176,958	Analog Devices, Inc.	19,421,140
126,420	Broadcom, Inc.	38,578,327
21,884	Cabot Microelectronics Corp.	3,184,341
43,459	Cirrus Logic, Inc. (a)	3,338,086
80,981	Cree, Inc. (a)	3,764,807
688,628	Intel Corp.	44,023,988
501,490	Marvell Technology Group Ltd.	12,055,820
203,459	Maxim Integrated Products, Inc.	12,231,955
179,681	Microchip Technology, Inc. (b)	17,515,304
420,698	Micron Technology, Inc. (a)	22,334,857
40,986	MKS Instruments, Inc.	4,296,152
32,658	Monolithic Power Systems, Inc.	5,590,070
184,437	NVIDIA Corp.	43,606,440
172,932	NXP Semiconductors NV	21,938,153
308,807	ON Semiconductor Corp. (a)	7,148,882
87,346	Qorvo, Inc. (a)	9,246,448
478,455	Qualcomm, Inc.	40,816,996
50,021	Semtech Corp. (a)	2,410,512
128,099	Skyworks Solutions, Inc.	14,494,402
376,480	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	20,307,331
125,995	Teradyne, Inc.	8,314,410
332,541	Texas Instruments, Inc.	40,121,072
189,071	Xilinx, Inc.	15,972,718
Machinery Manufacturing - 6.6%		434,707,356

345,207	Applied Materials, Inc.	20,018,554
55,680	ASML Holding NV ADR (Netherlands)	15,627,149
74,907	Lam Research Corp.	22,338,016
Merchant Wholesalers, Durable Goods - 2.8%		57,983,719

101,406	Entegris, Inc.	5,248,774
118,642	KLA-Tencor Corp.	19,663,725
Primary Metal Manufacturing - 0.4%		24,912,499

32,609	Silicon Laboratories, Inc. (a)	3,205,791
	TOTAL COMMON STOCKS (Cost $521,737,065)	$520,809,365
SHORT TERM INVESTMENTS - 21.3%
Money Market Funds - 21.3%
88,904,201	Dreyfus Government Cash Management Institutional Shares, 1.49%(c)(d)	$88,904,201
98,120,086	(c)	98,120,086
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
324,320	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 1.39%(c)	324,320
	TOTAL SHORT TERM INVESTMENTS (Cost $187,348,607)	$187,348,607
	TOTAL INVESTMENTS (Cost $709,085,672) - 80.6% (e)	$708,157,972
	Other Assets in Excess of Liabilities - 19.4%	169,608,874
	TOTAL NET ASSETS - 100.0%	$877,766,846

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)A portion of this security represents a security on loan.

(c)Represents annualized seven-day yield at January 31, 2020.

(d)All or a portion of this security represents an investment of securities lending collateral.

(e)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $634,696,529. ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of PHLX Semiconductor
Sector Index	1.8690% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	53,594	$78,770,606	$17,071,114
Total return of PHLX Semiconductor
Sector Index	1.8690% representing 1 month LIBOR rate + spread	BNP Paribas	9/16/2020	46,929	71,582,970	12,340,728
Total return of PHLX Semiconductor
Sector Index	1.9078% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	212,329	343,048,128	36,587,650
Total return of PHLX Semiconductor
Sector Index	2.0190% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2020	240,993	417,044,854	13,957,099
Total return of PHLX Semiconductor
Sector Index	1.9990% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	366,835	684,655,073	(28,362,645)
Total return of PHLX Semiconductor
Sector Index	2.1890% representing 1 month LIBOR rate + spread	Citibank N.A.	12/15/2020	218,192	407,960,632	(17,766,892)
Total return of PHLX Semiconductor
Sector Index	1.9690% representing 1 month LIBOR rate + spread	J.P. Morgan	1/19/2021	41,367	77,019,030	(3,015,334)
					$2,080,081,293	$30,811,720

	Direxion Daily Semiconductor Bear 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares	56.9%	Fair Value
SHORT TERM INVESTMENTS -
Money Market Funds - 56.9%
73,358,563	(a)	$73,358,563
	Dreyfus Government Cash Management Institutional Shares, 1.49%
55,393,033	(a)	55,393,033
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
9,590,000	(a)	9,590,000
	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 1.39%
	TOTAL SHORT TERM INVESTMENTS (Cost $138,341,596)(b)	$138,341,596
	TOTAL INVESTMENTS (Cost $138,341,596) - 56.9%	$138,341,596
	Other Assets in Excess of Liabilities - 43.1%	104,631,610
	TOTAL NET ASSETS - 100.0%	$242,973,206

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $138,341,596.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
1.5690% representing 1 month LIBOR
rate + spread	Total return of PHLX Semiconductor Sector Index	BNP Paribas	10/21/2020	20,000	30,851,189	(4,955,219)
1.8078% representing 1 month LIBOR
rate + spread	Total return of PHLX Semiconductor Sector Index	Bank of America Merrill Lynch	12/3/2020	97,456	175,034,777	714,363
1.6490% representing 1 month LIBOR
rate + spread	Total return of PHLX Semiconductor Sector Index	UBS Securities LLC	12/7/2020	73,152	129,412,240	(1,503,486)
1.7690% representing 1 month LIBOR
rate + spread	Total return of PHLX Semiconductor Sector Index	Credit Suisse Capital LLC	12/16/2020	113,640	211,253,602	7,879,579
1.8390% representing 1 month LIBOR
rate + spread	Total return of PHLX Semiconductor Sector Index	Citibank N.A.	12/17/2020	29,000	54,323,130	2,424,953
1.5690% representing 1 month LIBOR
rate + spread	Total return of PHLX Semiconductor Sector Index	BNP Paribas	2/17/2021	49,014	87,713,936	(17,546)
1.5044% representing 1 month LIBOR
rate + spread	Total return of PHLX Semiconductor Sector Index	J.P. Morgan	2/22/2021	25,000	47,908,288	3,155,723
					$736,497,162	$7,698,367

	Direxion Daily Technology Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 25.9%
Administrative and Support Services - 2.4%
32,177	Accenture PLC Class A ADR (Ireland)	$6,603,042
21,924	Automatic Data Processing, Inc.	3,757,555
5,809	Broadridge Financial Solutions, Inc.	692,142
4,397	FleetCor Technologies, Inc. (a)	1,386,066
4,533	Gartner, Inc. (a)	728,816
86,736	Visa, Inc. Class A	17,257,862
Amusement, Gambling, and Recreation Industries - 0.2%		30,425,483

15,229	Global Payments, Inc.	2,976,508
Computer and Electronic Product Manufacturing - 11.3%
56,426	Advanced Micro Devices, Inc. (a)	2,652,022
15,023	Amphenol Corp. Class A	1,494,338
18,661	Analog Devices, Inc.	2,048,045
211,626	Apple, Inc.	65,500,363
2,749	Arista Networks, Inc. (a)	613,962
20,098	Broadcom, Inc.	6,133,106
214,949	Cisco Systems, Inc.	9,881,206
6,797	FLIR System, Inc.	350,317
7,193	Fortinet, Inc. (a)	829,784
75,086	HP, Inc.	1,600,833
220,409	Intel Corp.	14,090,747
44,874	International Business Machines Corp.	6,449,740
9,504	Keysight Technologies, Inc. (a)	883,777
13,711	Maxim Integrated Products, Inc.	824,305
12,109	Microchip Technology, Inc.	1,180,385
56,093	Micron Technology, Inc. (a)	2,977,977
8,682	Motorola Solutions, Inc.	1,536,714
11,564	NetApp, Inc.	617,518
31,009	NVIDIA Corp.	7,331,458
5,886	Qorvo, Inc. (a)	623,092
57,855	Qualcomm, Inc.	4,935,610
11,714	Seagate Technology PLC (Ireland)	667,581
8,633	Skyworks Solutions, Inc.	976,824
47,363	Texas Instruments, Inc.	5,714,346
15,069	Western Digital Corp.	987,019
12,741	Xilinx, Inc.	1,076,360
2,732	Zebra Technologies Corp. Class A (a)	653,003
Credit Intermediation and Related Activities - 1.5%		142,630,432

31,141	Fidelity National Information Services, Inc.	4,473,716
44,980	MasterCard, Inc. Class A	14,210,981
21,244	Western Union Co.	571,464
Data Processing, Hosting and Related Services - 0.4%		19,256,161

28,938	Fiserv, Inc. (a)	3,432,336
65,565	Hewlett Packard Enterprise Co.	913,321
Electrical Equipment, Appliance, and Component Manufacturing - 0.2%		4,345,657

38,969	Corning, Inc.	1,040,083
1,801	IPG Photonics Corp. (a)	229,934
16,947	TE Connectivity Ltd. (Switzerland)	1,562,174
Machinery Manufacturing - 0.4%		2,832,191

46,806	Applied Materials, Inc.	2,714,280
7,351	Lam Research Corp.	2,192,142
Merchant Wholesalers, Durable Goods - 0.1%		4,906,422

7,995	KLA-Tencor Corp.	1,325,091
9,421	Xerox Corp.	335,105
Professional, Scientific, and Technical Services - 0.9%		1,660,196

2,077	Alliance Data Systems Corp.	213,495
7,280	CDW Corp.	949,676
27,744	Cognizant Technology Solutions Corp. Class A	1,702,927
3,081	F5 Networks, Inc. (a)	376,252
3,898	Jack Henry & Associates, Inc.	582,907
16,960	Juniper Networks, Inc.	389,062
6,743	Leidos Holdings, Inc.	677,469
16,141	Paychex, Inc.	1,384,413
9,556	ServiceNow, Inc. (a)	3,232,126
5,235	VeriSign, Inc. (a)	1,089,613
Publishing Industries (except Internet) - 8.0%		10,597,940

24,527	Adobe Systems, Inc. (a)	8,612,411
8,188	Akamai Technologies, Inc. (a)	764,350
4,336	ANSYS, Inc. (a)	1,189,495
11,149	Autodesk, Inc. (a)	2,194,681
14,217	Cadence Design Systems, Inc. (a)	1,025,188
6,202	Citrix Systems, Inc.	751,806
12,971	DXC Technology Co.	413,515
13,189	Intuit, Inc.	3,697,932
386,541	Microsoft Corp.	65,800,874
29,053	NortonLifeLock, Inc.	825,686
109,771	Oracle Corp.	5,757,489
2,485	Paycom Software, Inc. (a)	790,628
44,943	Salesforce.com, Inc. (a)	8,193,558
7,617	Synopsys, Inc. (a)	1,123,584
Telecommunications - 0.5%		101,141,197

59,495	PayPal Holdings, Inc. (a)	6,775,885
	TOTAL COMMON STOCKS (Cost $333,819,649)	$327,548,072
SHORT TERM INVESTMENTS - 50.6%
Money Market Funds - 50.6%
234,620,639	(b)	$234,620,639
	Dreyfus Government Cash Management Institutional Shares, 1.49%
377,673,171	(b)	377,673,171
	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
26,270,000	(b)	26,270,000
	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 1.39%
	TOTAL SHORT TERM INVESTMENTS (Cost $638,563,810)	$638,563,810
	TOTAL INVESTMENTS (Cost $972,383,459) - 76.5%(c)	$966,111,882
	Other Assets in Excess of Liabilities - 23.5%	296,279,442
	TOTAL NET ASSETS - 100.0%	$1,262,391,324

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $638,563,810.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

		January 31, 2020
						Unrealized
Terms of Payments to be Received						Appreciation
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	(Depreciation)
Total return of Technology Select
Sector Index	2.0578% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/27/2020	470,000	$395,076,157	$53,912,687
Total return of Technology Select
Sector Index	2.0590% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2020	970,000	847,933,281	80,027,605
Total return of Technology Select
Sector Index	2.3619% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	1,054,382	1,038,787,690	(28,256,258)
Total return of Technology Select
Sector Index	2.3490% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	797,277	713,417,396	49,085,570
Total return of Technology Select
Sector Index	2.1078% representing 1 month LIBOR rate + spread	J.P. Morgan	2/17/2021	135,000	131,349,800	(2,042,587)
Total return of Technology Select
Sector Index	2.1690% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	183,136	179,598,809	(4,121,956)
					$3,306,163,133	$148,605,061

	Direxion Daily Technology Bear 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
SHORT TERM INVESTMENTS -	79.1%
Money Market Funds - 79.1%
24,154,000 Dreyfus Government Cash Management Institutional Shares, 1.49%(a)		$24,154,000
18,825,811 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)		18,825,811
	TOTAL SHORT TERM INVESTMENTS (Cost $42,979,811)(b)	$42,979,811
	TOTAL INVESTMENTS (Cost $42,979,811) - 79.1%	$42,979,811
	Other Assets in Excess of Liabilities - 20.9%	11,373,952
	TOTAL NET ASSETS - 100.0%	$54,353,763

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,979,811.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
1.8178% representing 1 month LIBOR
rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	6/25/2020	40,324	$28,918,917	$(9,566,003)
1.9190% representing 1 month LIBOR
rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/11/2020	34,828	33,141,160	(226,291)
1.7990% representing 1 month LIBOR
rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/14/2020	41,141	36,869,634	(2,523,348)
1.9190% representing 1 month LIBOR
rate + spread	Total return of Technology Select Sector Index	Credit Suisse Capital LLC	12/17/2020	53,851	48,136,710	(3,410,183)
					$147,066,421	$(15,725,825)

	Direxion Daily Transportation Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 45.0%
Air Transportation - 7.7%
647	Alaska Air Group, Inc.	41,790
647	American Airlines Group, Inc.	17,365
647	Delta Air Lines, Inc.	36,064
647	JetBlue Airways Corp. (a)	12,830
647	Southwest Airlines Co.	35,572
647	United Continental Holdings, Inc. (a)	48,396
Couriers and Messengers - 6.5%		192,017

647	FedEx Corp.	93,582
647	United Parcel Service, Inc. Class B	66,977
Rail Transportation - 16.4%		160,559

647	CSX Corp.	49,392
647	Kansas City Southern Railway Co.	109,142
647	Norfolk Southern Corp.	134,712
647	Union Pacific Corp.	116,085
Rental and Leasing Services - 2.1%		409,331

647	Avis Budget Group, Inc. (a)	21,221
647	Ryder System, Inc.	30,875
Support Activities for Transportation - 4.7%		52,096

647	C.H. Robinson Worldwide, Inc.	46,726
647	Expeditors International of Washington, Inc.	47,257
647	Matson, Inc.	23,299
Truck Transportation - 5.7%		117,282

647	J.B. Hunt Transport Services, Inc.	69,831
647	Landstar System, Inc.	71,655
Water Transportation - 1.9%		141,486

647	Kirby Corp. (a)	47,419
	TOTAL COMMON STOCKS (Cost $1,172,014)	$1,120,190
SHORT TERM INVESTMENTS - 33.4%
Money Market Funds - 33.4%
374,493	Dreyfus Government Cash Management Institutional Shares, 1.49% (a)	$374,493
457,148	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41% (a)	457,148
	TOTAL SHORT TERM INVESTMENTS (Cost $831,641)	$831,641
	TOTAL INVESTMENTS (Cost $2,003,655) - 78.4% (c)	$1,951,831
	Other Assets in Excess of Liabilities - 21.6%	538,319
	TOTAL NET ASSETS - 100.0%	$2,490,150

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Non-income producing security.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,467,050.

	Long Total Return Swap Contracts
Terms of	January 31, 2020

Payments to be
Received at			Termination		Notional	Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Amount	Depreciation
Total return of
Dow Jones
Transportation		UBS Securities
Average	2.0690% representing 1 month LIBOR rate + spread	LLC	12/4/2020	394	$4,175,098	$(21,484)
Total return of
Dow Jones
Transportation
Average	2.3690% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	207	2,285,492	(101,380)
					$6,460,590	$(122,864)

	Direxion Daily Utilities Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
COMMON STOCKS - 71.1%
Utilities - 71.1%
6,869	AES Corp.	$136,418
2,487	Alliant Energy Corp.	147,628
2,545	Ameren Corp.	208,817
5,076	American Electric Power Co., Inc.	529,021
1,870	American Water Works Co., Inc.	254,694
1,235	Atmos Energy Corp.	144,532
5,196	CenterPoint Energy, Inc.	137,590
2,937	CMS Energy Corp.	201,214
3,440	Consolidated Edison, Inc.	323,360
8,457	Dominion Energy, Inc.	725,188
1,988	DTE Energy Co.	263,629
7,491	Duke Energy Corp.	731,346
3,710	Edison International	284,001
2,060	Entergy Corp.	270,931
2,359	Evergy, Inc.	170,225
3,350	Eversource Energy	309,674
9,988	Exelon Corp.	475,329
5,591	FirstEnergy Corp.	283,967
5,021	NextEra Energy, Inc.	1,346,632
3,864	NiSource, Inc.	113,254
2,602	NRG Energy, Inc.	95,988
1,164	Pinnacle West Capital Corp.	113,711
7,480	PPL Corp.	270,701
5,233	Public Service Enterprise Group, Inc.	309,794
2,689	Sempra Energy	431,961
10,775	Southern Co.	758,560
3,265	WEC Energy Group, Inc.	326,141
5,426	Xcel Energy, Inc.	375,425
	TOTAL COMMON STOCKS (Cost $9,208,528)	$9,739,731
SHORT TERM INVESTMENTS - 13.8%
Money Market Funds - 13.8%
1,570,607	Dreyfus Government Cash Management Institutional Shares, 1.49% (a)	$1,570,607
327,326	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)	327,326
	TOTAL SHORT TERM INVESTMENTS (Cost $1,897,933)	$1,897,933
	TOTAL INVESTMENTS (Cost $11,106,461) - 84.9%(b)	$11,637,664
	Other Assets in Excess of Liabilities - 15.1%	2,068,631
	TOTAL NET ASSETS - 100.0%	$13,706,295

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,353,384.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received			Termination			Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Date	Contracts	Notional Amount	Appreciation
Total return of Utilities Select Sector
Index	1.9578% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	14,168	$9,221,089	$681,658
Total return of Utilities Select Sector
Index	2.0690% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	17,718	11,462,163	906,279
Total return of Utilities Select Sector
Index	2.1690% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2020	13,084	8,297,671	819,337
					$28,980,923	$2,407,274

	Direxion Daily 7-10 Year Treasury Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 38.6%
57,000 iShares 7-10 Year Treasury Bond ETF (a)		$6,500,280
	TOTAL INVESTMENT COMPANIES (Cost $5,901,283)	$6,500,280
SHORT TERM INVESTMENTS - 40.5%
Money Market Funds - 40.5%
6,322,727	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$6,322,727
499,357	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	499,357
	TOTAL SHORT TERM INVESTMENTS (Cost $6,822,084)	$6,822,084
	TOTAL INVESTMENTS (Cost $12,723,367) - 79.1% (c)	$13,322,364
	Other Assets in Excess of Liabilities - 20.9%	3,523,916
	TOTAL NET ASSETS - 100.0%	$16,846,280

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,025,448.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
Total return of iShares 7-10 Year
Treasury Bond ETF	1.9578% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	16,369	$1,833,564	$31,079
Total return of iShares 7-10 Year
Treasury Bond ETF	2.0290% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	105,468	11,715,406	295,030
Total return of iShares 7-10 Year
Treasury Bond ETF	1.0390% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	264,333	29,517,930	613,425
					$43,066,900	$939,534

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 63.6%
Money Market Funds - 63.6%
(a)	$5,034,763
5,034,763 Dreyfus Government Cash Management Institutional Shares, 1.49%
(a)	1,369,183
1,369,183 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%
TOTAL SHORT TERM INVESTMENTS (Cost $6,403,946)(b)	$6,403,946
TOTAL INVESTMENTS (Cost $6,403,946) - 63.6%	$6,403,946
Other Assets in Excess of Liabilities - 36.4%	3,663,623
TOTAL NET ASSETS - 100.0%	$10,067,569

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,403,946.

Short Total Return Swap Contracts (Unaudited)

		January 31, 2020
Terms of Payments to be Received at						Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
1.7190% representing 1 month LIBOR
rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse Capital LLC	12/10/2020	59,242	$6,553,864	$(195,284)
0.7390% representing 1 month LIBOR
rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	2/17/2021	205,603	22,953,761	(485,777)
					$29,507,625	$(681,061)

	Direxion Daily 20+ Year Treasury Bull 3X Shares
	Schedule of Investments (Unaudited)
	January 31, 2020
Shares		Fair Value
INVESTMENT COMPANIES - 61.9%
1,120,009	iShares 20+ Year Treasury Bond ETF (a)	$163,409,313
	TOTAL INVESTMENT COMPANIES (Cost $152,892,994)	$163,409,313
SHORT TERM INVESTMENTS - 18.7%
Money Market Funds - 18.7%
39,289,191	Dreyfus Government Cash Management Institutional Shares, 1.49%(b)	$39,289,191
10,051,258	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(b)	10,051,258
	TOTAL SHORT TERM INVESTMENTS (Cost $49,340,449)	$49,340,449
	TOTAL INVESTMENTS (Cost $202,233,443) - 80.6% (c)	$212,749,762
	Other Assets in Excess of Liabilities - 19.4%	51,311,418
	TOTAL NET ASSETS - 100.0%	$264,061,180

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Shareholders may obtain the financial statements of these investment companies at www.sec.gov.

(b)Represents annualized seven-day yield at January 31, 2020.

(c)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $157,360,345.

Long Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received						Unrealized
at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Appreciation
Total return of iShares 20+ Year
Treasury Bond ETF	1.9390% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	278,482	$38,335,313	$2,786,713
Total return of iShares 20+ Year
Treasury Bond ETF	1.9390% representing 1 month LIBOR rate + spread	BNP Paribas	10/21/2020	63,788	8,927,002	366,448
Total return of iShares 20+ Year
Treasury Bond ETF	1.9390% representing 1 month LIBOR rate + spread	BNP Paribas	11/18/2020	565,911	78,957,620	3,513,409
Total return of iShares 20+ Year
Treasury Bond ETF	1.9578% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	412,035	57,923,501	2,129,022
Total return of iShares 20+ Year
Treasury Bond ETF	1.8990% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	719,963	102,038,192	2,951,300
Total return of iShares 20+ Year
Treasury Bond ETF	1.7790% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	412,120	56,947,505	3,116,384
Total return of iShares 20+ Year
Treasury Bond ETF	1.9390% representing 1 month LIBOR rate + spread	BNP Paribas	12/16/2020	31,688	4,389,766	225,007
Total return of iShares 20+ Year
Treasury Bond ETF	1.8190% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	1,575,740	219,695,476	10,041,466
Total return of iShares 20+ Year
Treasury Bond ETF	1.9595% representing 1 month LIBOR rate + spread	J.P. Morgan	2/22/2021	250,000	35,890,883	577,173
					$603,105,258	$25,706,922

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2020
Shares	Fair Value
SHORT TERM INVESTMENTS - 68.7%
Money Market Funds - 68.7%
36,014,639 Dreyfus Government Cash Management Institutional Shares, 1.49% (a)	$36,014,639
33,521,971 Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 1.41%(a)	33,521,971
TOTAL SHORT TERM INVESTMENTS (Cost $69,536,610)(b)	$69,536,610
TOTAL INVESTMENTS (Cost $69,536,610) - 68.7%	$69,536,610
Other Assets in Excess of Liabilities - 31.3%	31,657,083
TOTAL NET ASSETS - 100.0%	$101,193,693

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)Represents annualized seven-day yield at January 31, 2020.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $69,536,610.

Short Total Return Swap Contracts (Unaudited)

January 31, 2020

Terms of Payments to be Received at						Unrealized
Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Depreciation
1.5790% representing 1 month LIBOR
rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/4/2020	236,003	$32,993,219	$(1,404,024)
1.5690% representing 1 month LIBOR
rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/10/2020	292,077	40,260,596	(2,318,883)
1.7190% representing 1 month LIBOR
rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/16/2020	811,467	110,740,901	(7,587,821)
1.5190% representing 1 month LIBOR
rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse Capital LLC	12/17/2020	741,241	102,099,329	(5,968,851)
					$286,094,045	$(17,279,579)

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of January 31, 2020:

				Asset Class				Liability Class
			Level 1				Level 2	Level 1	Level 2
	Investment		Master Limited	Short Term	Cash	Futures	Total Return	Futures	Total Return
Fund	Companies	Common Stocks	Partnerships	Investments	Equivalents	Contracts*	Swap Contracts*	Contracts*	Swap Contracts*
Direxion All Cap Insider Sentiment Shares	$-	$ 84,367,545	$ 5,048,825	$ 1,994,276	$185,688	$-	$-	$-	$-
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	-	-	-	-	35,688,179	402,733	-	(451,180)	-
Direxion NASDAQ-100® Equal Weighted Index Shares	-	244,311,174	-	519,641	328,670	-	-	-	-
Direxion Zacks MLP High Income Index Shares	-	-	50,705,800	12,294,996	160,640	-	-	-	-
Direxion FTSE Russell International Over US ETF	9,914,332	-	-	261,499	431,677	-	-	-	(218,060)
Direxion FTSE Russell US Over International ETF	12,216,832	-	-	108,167	387,397	-	221,299	-	-
Direxion MSCI Developed Over Emerging Markets ETF	10,723,304	-	-	19	659,062	-	374,449	-	-
Direxion MSCI Emerging Over Developed Markets ETF	9,551,544	-	-	194,898	346,938	-	121,346	-	(301,940)
Direxion MSCI USA Cyclicals Over Defensives ETF	-	14,754,249	-	84,044	517,093	-	410,443	-	-
Direxion MSCI USA Defensives Over Cyclicals ETF	-	10,098,516	-	23,358	443,734	-	12,907	-	(89,474)
Direxion Russell 1000® Growth Over Value ETF	16,549,361	-	-	490,567	476,638	-	-	-	(177,323)
Direxion Russell 1000® Value Over Growth ETF	19,715,860	-	-	1,121,182	875,900	-	-	-	(1,151,772)
Direxion Russell Large Over Small Cap ETF	12,260,778	-	-	3,583,675	688,135	-	-	-	(198,784)
Direxion Russell Small Over Large Cap ETF	5,051,719	-	-	-	298,108	-	17,562	-	(89,661)
PortfolioPlus Developed Markets ETF	1,160,391	-	-	2	23,807	-	-	-	(11,118)
PortfolioPlus Emerging Markets ETF	1,038,986	-	-	2	9,910	-	-	-	(14,027)
PortfolioPlus S&P 500® ETF	26,636,915	-	-	72,962	172,625	-	139,989	-	-
PortfolioPlus S&P® Mid Cap ETF	1,299,382	-	-	2	9,538	-	-	-	(2,850)
PortfolioPlus S&P® Small Cap ETF	7,327,623	-	-	36,088	99,869	-	-	-	(114,616)
Direxion Daily CSI 300 China A Share Bear 1X Shares	-	-	-	5,276,474	18,373,944	-	1,263,538	-	(1,363)
Direxion Daily S&P 500® Bear 1X Shares	-	-	-	3,850,931	13,459,790	-	-	-	(233,551)
Direxion Daily Total Bond Market Bear 1X Shares	-	-	-	673,761	2,291,917	-	-	-	(52,004)
Direxion Daily 20+ Year Treasury Bear 1X Shares	-	-	-	414,645	1,324,200	-	-	-	(82,918)
Direxion Daily CSI 300 China A Share Bull 2X Shares	43,610,358	-	-	77,658,361	41,100,616	-	83,350	-	(10,932,461)
Direxion Daily CSI China Internet Index Bull 2X Shares	36,274,864	-	-	28,335,172	9,757,836	-	3,931	-	(2,314,248)
Direxion Daily MSCI European Financials Bull 2X Shares	5,030,816	-	-	1,223,551	1,347,220	-	-	-	(399,781)
Direxion Daily S&P 500® Bull 2X Shares	11,978,628	-	-	195,238	328,862	-	-	-	(348,284)
Direxion Daily Small Cap Bull 2X Shares	3,118,295	-	-	247,118	63,865	-	-	-	(119,053)
Direxion Daily Mid Cap Bull 3X Shares	33,364,763	-	-	10,219,164	1,662,958	-	923,008	-	(1,222,004)
Direxion Daily Mid Cap Bear 3X Shares	-	-	-	2,989,002	1,733,570	-	305,261	-	(9,571)
Direxion Daily S&P 500® Bull 3X Shares	792,231,502	-	-	188,380,359	111,489,541	-	39,589,377	-	(2,195,352)
Direxion Daily S&P 500® Bear 3X Shares	-	-	-	283,485,444	222,801,189	-	10,550,391	-	(5,500,819)
Direxion Daily Small Cap Bull 3X Shares	356,117,665	-	-	210,955,231	89,193,592	-	3,563,166	-	(20,801,215)
Direxion Daily Small Cap Bear 3X Shares	-	-	-	192,381,893	152,635,261	-	14,363,463	-	(5,387,027)
Direxion Daily FTSE China Bull 3X Shares	157,101,718	-	-	147,278,293	57,998,330	-	-	-	(45,739,707)
Direxion Daily FTSE China Bear 3X Shares	-	-	-	90,162,991	62,684,141	-	22,897,869	-	-
Direxion Daily FTSE Europe Bull 3X Shares	11,845,315	-	-	14,613,472	4,078,817	-	-	-	(1,217,920)
Direxion Daily Latin America Bull 3X Shares	1,189,431	-	-	5,423,316	1,683,914	-	176,072	-	(839,488)
Direxion Daily MSCI Brazil Bull 3X Shares	153,356,526	-	-	164,339,633	28,400,111	-	5,929,642	-	(44,622,665)
Direxion Daily MSCI Developed Markets Bull 3X Shares	8,199,765	-	-	6,265,910	2,964,445	-	-	-	(1,015,887)
Direxion Daily MSCI Developed Markets Bear 3X Shares	-	-	-	5,813,020	3,654,295	-	-	-	(319)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	86,081,262	-	-	80,763,571	31,095,478	-	1,481,571	-	(14,988,447)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	-	-	-	49,571,504	28,297,325	-	6,970,920	-	(2,406,034)
Direxion Daily MSCI India Bull 3X Shares	29,901,864	-	-	23,253,121	13,878,868	-	-	-	(2,331,744)
Direxion Daily MSCI Japan Bull 3X Shares	5,765,356	-	-	3,196,592	3,569,000	-	-	-	(983,586)

				Asset Class				Liability Class
			Level 1				Level 2	Level 1	Level 2
	Investment		Master Limited	Short Term	Cash	Futures	Total Return	Futures	Total Return
Fund	Companies	Common Stocks	Partnerships	Investments	Equivalents	Contracts*	Swap Contracts*	Contracts*	Swap Contracts*
Direxion Daily MSCI Mexico Bull 3X Shares	5,502,329	-	-	8,066,385	2,126,854	-	473,021	-	(260,620)
Direxion Daily MSCI South Korea Bull 3X Shares	7,194,547	-	-	6,829,392	3,202,117	-	192,305	-	(2,163,992)
Direxion Daily Russia Bull 3X Shares	22,913,252	-	-	44,548,283	4,228,663	-	3,435,461	-	(2,217,503)
Direxion Daily Russia Bear 3X Shares	-	-	-	19,752,449	4,359,854	-	1,253,192	-	(1,143,056)
Direxion Daily Aerospace & Defense Bull 3X Shares	-	42,203,629	-	10,035,137	12,086,525	-	249,451	-	(275,504)
Direxion Daily Communication Services Index Bull 3X Shares	-	3,507,637	-	650,161	98,297	-	22,859	-	(165,392)
Direxion Daily Communication Services Index Bear 3X Shares	-	-	-	530,242	72,624	-	5,449	-	(11,897)
Direxion Daily Consumer Discretionary Bull 3X Shares	-	5,033,125	-	746,272	1,174,374	-	52,325	-	(13,564)
Direxion Daily Consumer Discretionary Bear 3X Shares	-	-	-	847,347	559,701	-	443	-	(83,232)
Direxion Daily Consumer Staples Bull 3X Shares	-	4,875,823	-	1,081,319	923,223	-	30,354	-	(34,059)
Direxion Daily Consumer Staples Bear 3X Shares	-	-	-	554,772	175,511	-	626	-	-
Direxion Daily Dow Jones Internet Bull 3X Shares	-	4,055,704	-	2,045,675	2,126,426	-	279,077	-	(167,360)
Direxion Daily Dow Jones Internet Bear 3X Shares	-	-	-	1,701,000	1,042,482	-	204,743	-	-
Direxion Daily Energy Bull 3X Shares	-	188,927,483	-	61,095,444	32,623,703	-	-	-	(39,054,003)
Direxion Daily Energy Bear 3X Shares	-	-	-	16,849,943	14,018,398	-	5,229,220	-	(834)
Direxion Daily Financial Bull 3X Shares	-	1,032,517,138	-	390,678,612	148,781,946	-	59,007,566	-	(2,334,187)
Direxion Daily Financial Bear 3X Shares	-	-	-	89,946,533	84,981,845	-	420,133	-	(2,003,317)
Direxion Daily Gold Miners Index Bull 3X Shares	668,612,720	-	-	420,224,930	353,791,253	-	231,814,625	-	-
Direxion Daily Gold Miners Index Bear 3X Shares	-	-	-	246,140,673	125,809,867	-	-	-	(48,219,514)
Direxion Daily Healthcare Bull 3X Shares	-	101,932,334	-	51,594,367	2,858,167	-	-	-	(4,455,638)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	-	52,658,213	-	21,997,259	4,060,070	-	4,013,149	-	(41,308)
Direxion Daily Industrials Bull 3X Shares	-	2,445,370	-	517,141	1,282,890	-	3,084	-	(75,610)
Direxion Daily Junior Gold Miners Index Bull 3X Shares	239,882,782	-	-	459,998,985	308,380,953	-	77,640,002	-	(8,347)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	-	-	-	102,530,435	50,423,143	-	-	-	(24,861,954)
Direxion Daily MSCI Real Estate Bull 3X Shares	-	36,444,090	-	6,027,716	10,624,555	-	3,449,299	-	-
Direxion Daily MSCI Real Estate Bear 3X Shares	-	-	-	7,786,343	7,478,469	-	-	-	(1,449,478)
Direxion Daily Natural Gas Related Bull 3X Shares	-	22,446,717	3,900,594	16,982,380	4,802,406	-	-	-	(11,373,497)
Direxion Daily Natural Gas Related Bear 3X Shares	-	-	-	11,009,807	5,493,168	-	7,501,673	-	-
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	-	9,140,451	-	1,440,152	1,084,600	-	1,377,306	-	(111,388)
Direxion Daily Regional Banks Bull 3X Shares	-	12,921,997	-	7,450,053	1,533,233	-	-	-	(3,003,476)
Direxion Daily Regional Banks Bear 3X Shares	-	-	-	1,355,344	639,536	-	400,835	-	(102)
Direxion Daily Retail Bull 3X Shares	-	8,839,331	-	2,923,592	355,289	-	-	-	(1,209,396)
Direxion Daily Robotics, Artificial Intelligence & Automation Index	8,551,347	-	-	7,440,058	5,141,351	-	1,326,502	-	(1,357,821)
Direxion Daily S&P 500® High Beta Bull 3X Shares	-	2,696,895	-	1,355,149	443,588	-	-	-	(461,244)
Direxion Daily S&P 500® High Beta Bear 3X Shares	-	-	-	1,841,414	1,478,871	-	12,000	-	-
Direxion Daily S&P Biotech Bull 3X Shares	-	196,857,057	-	164,243,464	77,835,986	-	20,551,374	-	(36,933,519)
Direxion Daily S&P Biotech Bear 3X Shares	-	-	-	79,195,534	74,393,060	-	21,815,458	-	-
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares	-	122,387,664	-	68,778,505	14,191,707	-	-	-	(53,487,717)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares	-	-	-	26,510,737	17,103,098	-	21,488,165	-	-
Direxion Daily Semiconductor Bull 3X Shares	-	520,809,365	-	187,348,607	234,588,809	-	79,956,591	-	(49,144,871)
Direxion Daily Semiconductor Bear 3X Shares	-	-	-	138,341,596	98,408,998	-	14,174,618	-	(6,476,251)
Direxion Daily Technology Bull 3X Shares	-	327,548,072	-	638,563,810	455,140,543	-	183,025,862	-	(34,420,801)
Direxion Daily Technology Bear 3X Shares	-	-	-	42,979,811	26,505,788	-	-	-	(15,725,825)
Direxion Daily Transportation Bull 3X Shares	-	1,120,190	-	831,641	750,243	-	-	-	(122,864)
Direxion Daily Utilities Bull 3X Shares	-	9,739,731	-	1,897,933	2,663,597	-	2,407,274	-	-
Direxion Daily 7-10 Year Treasury Bull 3X Shares	6,500,280	-	-	6,822,084	2,993,320	-	939,534	-	-
Direxion Daily 7-10 Year Treasury Bear 3X Shares	-	-	-	6,403,946	4,373,792	-	-	-	(681,061)
Direxion Daily 20+ Year Treasury Bull 3X Shares	163,409,313	-	-	49,340,449	38,201,917	-	25,706,922	-	-
Direxion Daily 20+ Year Treasury Bear 3X Shares	-	-	-	69,536,610	49,027,066	-	-	-	(17,279,579)

For further detail on each asset class, see each Fund's Schedule of Investments.

* Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).